UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam Target Date Funds

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	July 31, 2021

Date of reporting period:	August 1, 2020 — July 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam RetirementReady® Funds

Annual report
7 | 31 | 21

Putnam RetirementReady® Funds invest in a diversified mix of Putnam portfolios and funds to match the time horizons of retirement investors.

Putnam
RetirementReady®
Funds

Putnam RetirementReady 2065 Fund	Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2060 Fund	Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2055 Fund	Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2050 Fund	Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2045 Fund	Putnam RetirementReady Maturity Fund

Annual report
7 | 31 | 21

Message from the Trustees

September 14, 2021

Dear Fellow Shareholder:

Through the summer months of 2021, financial markets continued to rise. Stocks were powered by new highs in corporate earnings, and bonds appreciated despite an uptick in inflation. Experts at Putnam believe inflation will likely be temporary, caused by an uneven recovery from the Covid-19 pandemic.

Even as the economy returns to a more normal trajectory, the evolving pandemic remains a justifiable concern. During these unsettled times, well-managed companies have tried to be flexible and resilient, adapting to conditions while focusing on their goals.

Putnam’s research teams also remain focused on their objectives. They analyze and debate how businesses are adjusting to these challenges as they work to identify investment opportunities for our portfolios. We believe this active approach is well-suited to this time.

Thank you for investing with Putnam.

Performance history as of 7/31/21

Annualized total return (%) before sales charge comparison

Class A shares	Life of fund*	10 years	5 years	3 years	1 year
2065 Fund	13.40%	—	—	—	—
2060 Fund	10.67	—	12.04%	11.26%	29.22%
2055 Fund	10.40	10.22%	11.73	10.86	28.18
2050 Fund	7.55	10.12	11.31	10.41	26.68
2045 Fund	7.35	9.66	10.59	9.52	24.14
2040 Fund	6.98	8.93	9.42	8.23	20.26
2035 Fund	6.35	7.87	7.93	6.74	15.70
2030 Fund	5.61	6.61	6.27	5.15	10.93
2025 Fund	4.75	5.29	4.57	3.56	6.52
Maturity Fund	2.85	2.91	2.76	2.17	2.99

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the table above do not reflect a sales charge of 4.00% for RetirementReady Maturity Fund and 5.75% for all other funds; had they, returns would have been lower. See below and pages 9–37 for additional performance information. For a portion of the periods, the funds had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* With the exception of Putnam RetirementReady 2050 Fund, 2055 Fund, 2060 Fund, and 2065 Fund (inceptions: 5/2/05, 11/30/10, 11/30/15, and 1/4/21, respectively), the inception date of the class A shares of the RetirementReady Funds is 11/1/04. Life of fund return for the 2065 Fund is cumulative.

See above and pages 9–37 for additional fund performance information. Index descriptions can be found on pages 46–47.

All Bloomberg indices provided by Bloomberg Index Services Limited.

2 RetirementReady® Funds

How were market conditions during the 12-month reporting period?

Global financial markets proved to be surprisingly resilient during the 12-month period. Key equity market indexes advanced, driven by widespread Covid-19 vaccinations, fiscal stimulus, accommodative monetary policy, and signs of economic recovery. However, stocks and other risky assets came under pressure periodically due to rising inflation, concerns that a speedy economic recovery could prompt an end to easy monetary policy, and the spread of the highly contagious Delta variant. The S&P 500 Index, a broad measure of U.S. stocks, rose 36.45% for the fiscal year after hitting records in recent months. International stocks, as measured by the MSCI EAFE Index [ND], climbed 30.31%.

From March 2020 through year-end, the Federal Reserve [Fed] purchased billions of dollars in corporate bonds and exchange-traded funds, helping keep rates low. In 2021, stimulus-fueled growth and inflation expectations drove yields on all but very short-term government debt higher. Many investors were betting that inflationary pressures will eventually lead the Fed to raise short-term interest rates. These worries

RetirementReady® Funds 3

slightly subsided and markets calmed mid-year when the Fed called the rise in inflation “transitory” and stated it will not rush into raising rates. Some central banks across Europe and Latin America have already started to lift rates, while the European Central Bank has pledged to maintain easy monetary policies.

The prospect of near-term asset tapering by the Fed continues to be a top concern for investors. The rate-sensitive Bloomberg U.S. Aggregate Bond Index declined 0.70% for the period.

The yield on the 10-year Treasury note, which helps set borrowing costs on everything from mortgages to corporate debt, rose to 1.24% at period-end from 0.55% at the end of July 2020. The yield on the 2-year Treasury note advanced to 0.19% from 0.11%.

How did the funds perform during the period?

All the RetirementReady Funds finished with positive returns. Funds intended for investors further from retirement outperformed near-retirement funds, reflecting strength across equity markets.

The glide path of the RetirementReady Funds is an important tool that distinguishes Putnam from its peers. Our glide path starts off more aggressive than the average for our Lipper peer group, with a higher equity weight in the early part of the glide path for funds serving people retiring in the 2050s or 2060s. Our glide path becomes more conservative relative to peers for the funds serving investors nearing retirement in the 2020s or 2030s.

What underlying funds’ strategies contributed to or detracted from performance during the period?

Across the funds, performance was largely a product of positive returns from U.S. stocks held by the underlying funds. Dynamic asset allocation benefited performance, while active implementation detracted from results.

Over the past year, we shifted our asset allocations on several occasions. For most of the third quarter of 2020, fund positions were aligned closely with benchmarks. Our slight equity risk underweight in the third quarter resulted in a small loss at that time, but it was offset by our slight overweight position in credit risk.

The portfolios benefited from allocation calls in the fourth quarter, when we moved to an overweight equity position because of strong market breadth and other bullish quantitative signals. Being slightly overweight credit risk and slightly underweight rate risk at various points in the fourth quarter also proved beneficial.

Allocation calls to equities and commodities were the primary drivers of continued dynamic asset allocation strength from January 2021 through period-end. The funds ranged from slightly overweight to overweight equity risk relative to the funds’ custom benchmarks during this time. This benefited the portfolios as stocks soared to new highs with more stimulus and Covid-19 vaccine progress. An out-of-benchmark long position to commodity risk, implemented in January 2021, also aided performance.

Active implementation detracted from the funds’ benchmark-relative performance. Our fundamental U.S. large-cap growth strategy experienced some weakness over the 12-month period. In equities, quantitative strategies in U.S. large caps and international developed markets aided performance. In quantitative strategies, our team analyzes stock market history to identify characteristics of stocks [factors] that have excess risk-adjusted returns. Over the recent past, many factor-based quantitative models, particularly those that emphasize

4 RetirementReady® Funds

“value” factors, have struggled. Performance in these factors and in our quantitative strategies overall has begun to turn, with positive contributions in late 2020 and 2021 adding value across the glide path. Our exposure to fixed-income absolute return strategies was additive, while the allocation to multi-asset absolute return strategies detracted.

What is your near-term outlook for the markets?

Despite persistent inflation worries and surging cases of Covid-19 variants, several tailwinds continue to broadly propel markets higher. The stimulative monetary and fiscal policy backdrop in the G-10 countries, historically strong earnings that continue to beat estimates, positive economic data, and ample liquidity are fueling the performance of financial markets. While we remain optimistic with these catalysts in place, we also anticipate some volatility ahead as investors weigh the impact of rising Covid-19 cases and the potential for a shift in central bank policy.

Given the current environment, we are bullish on equities in the second half of 2021 until the Fed is close to signaling a taper of its asset purchase program. The combination of pent-up demand and the Fed’s accommodative monetary policy makes a compelling case for equities, in our view.

In fixed income, our outlook on credit is modestly bullish. Banks have eased credit conditions for large corporate commercial and industrial loans. In addition, average total leverage for new high-yield issues has declined to low levels that were last seen in 2013. Our outlook on interest-rate risk is slightly bearish, as we believe risks are skewed to higher yields given the expectations for continued economic momentum and the potential for an overreaction to temporary inflation spikes. We believe upward pressure on yields could extend into the latter part of the year as an eventual taper and change in the Fed’s rate policy slowly approaches.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the underlying funds’ managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the underlying funds’ managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the funds. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

RetirementReady® Funds 5

Our outlook on commodities is neutral. Risk from the Covid-19 Delta variant suggests outcomes skew negative for commodities prices, in our view. Against this backdrop, we continue to have conviction in our investment strategies based on their strong long-term results.

Thank you, Jason, for your time and insights today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by each fund for the entire period. Portfolio composition is subject to review in accordance with each fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning each fund’s performance or portfolio composition relative to those of each fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

6 RetirementReady® Funds

Composition of the funds’ underlying investments

Historically, each Putnam RetirementReady® Fund invests, to varying degrees, in a variety of Putnam mutual funds. This section describes the goals and strategies of each of the underlying Putnam funds as of July 31, 2021. For more information, please see the funds’ prospectus.

Putnam Fixed Income Absolute Return Fund and Putnam Multi-Asset Absolute Return Fund

Each fund pursues an “absolute return” strategy that seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. Putnam Fixed Income Absolute Return Fund invests in a broadly diversified portfolio reflecting uncorrelated fixed-income strategies. Putnam Multi-Asset Absolute Return Fund combines two independent investment strategies: a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. Actual allocations of both funds will vary.

Putnam Dynamic Asset Allocation Equity Fund

The fund’s portfolio invests mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide and is designed for investors seeking long-term growth. The fund typically allocates approximately 75% of its assets to investments in U.S. companies and 25% of its assets to international companies, but allocations may vary. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Growth Fund

The fund’s portfolio invests mainly in equity securities (growth or value stocks or both) of U.S. and international companies of any size and is designed for investors seeking capital appreciation with moderate risk. The fund’s strategic equity weighting is 80% (the range is 65% to 95%), with the balance invested in a range of fixed-income investments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Dynamic Asset Allocation Balanced Fund

The fund’s portfolio is diversified across stocks and bonds in global markets and is designed for investors seeking total return. The fund’s strategic equity allocation is 60% (the range is 45% to 75%), with the balance invested in bonds and money market instruments. The Portfolio Managers can adjust the allocations based on market conditions.

Putnam Dynamic Asset Allocation Conservative Fund

The fund’s globally diversified portfolio emphasizes bonds over stocks and is designed for investors who want to protect the value of their investment while receiving regular income and protection against inflation. The strategic fixed-income allocation is 70% (with a range of 55% to 85%), with the balance invested in stocks and money market instruments. The Portfolio Managers can adjust allocations based on market conditions.

Putnam Government Money Market Fund

The fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity. The fund invests at least 99.5% of its total assets in cash, U.S. government securities, and repurchase agreements that are fully collateralized by U.S. government securities or cash.

RetirementReady® Funds 7

You can lose money by investing in Putnam Government Money Market Fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Each RetirementReady Fund has a different target date that may be attractive to investors who plan to retire or otherwise begin withdrawing assets from their account, typically at retirement. The funds are generally weighted more heavily toward more aggressive, higher-risk investments when the target date of the fund is far off, and more conservative, lower-risk investments when the target date of the fund is near. The principal value of the funds is not guaranteed at any time, including the target date.

Allocations by fund as of 7/31/21

Underlying Putnam Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Maturity Fund
Putnam Dynamic Asset Allocation
Equity Fund	73.5%	71.6%	56.4%	38.2%	14.4%	0.0%	0.0%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Growth Fund	16.0%	17.6%	32.2%	49.5%	68.1%	62.6%	24.8%	0.0%	0.0%	0.0%
Putnam Dynamic Asset Allocation
Balanced Fund	0.0%	0.0%	0.0%	0.0%	1.4%	14.4%	42.5%	49.5%	21.2%	0.0%
Putnam Dynamic Asset Allocation
Conservative Fund	0.0%	0.0%	0.0%	0.0%	0.0%	0.0%	0.8%	7.6%	24.0%	34.4%
Putnam Multi-Asset Absolute
Return Fund	9.6%	9.6%	9.7%	9.7%	12.1%	16.1%	20.0%	24.5%	29.0%	30.1%
Putnam Fixed Income Absolute
Return Fund	0.5%	0.7%	1.3%	2.1%	2.6%	4.2%	8.4%	13.6%	19.8%	29.5%
Putnam Government Money
Market Fund	0.5%	0.5%	0.5%	0.5%	1.5%	2.8%	3.7%	4.9%	6.0%	6.0%

Percentages are based on net assets as of 7/31/21. Portfolio composition will vary over time. Due to rounding, percentages may not equal 100%.

8 RetirementReady® Funds

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended July 31, 2021, the end of its most recent fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R3, R4, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 7/31/21

Life of
fund
2065 Fund
Class A (1/4/21)
Before sales charge	13.40%
After sales charge	6.88
Class C (1/4/21)
Before CDSC	12.90
After CDSC	11.90
Class R (1/4/21)
Net asset value	13.20
Class R3 (1/4/21)
Net asset value	13.30
Class R4 (1/4/21)
Net asset value	13.50
Class R5 (1/4/21)
Net asset value	13.60
Class R6 (1/4/21)
Net asset value	13.60
Class Y (1/4/21)
Net asset value	13.60

RetirementReady® Funds 9

Fund performance Total return for periods ended 7/31/21 cont.

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year
2060 Fund
Class A (11/30/15)
Before sales charge	77.59%	10.67%	76.55%	12.04%	37.73%	11.26%	29.22%
After sales charge	67.38	9.52	66.40	10.72	29.81	9.09	21.79
Class B (11/30/15)
Before CDSC	70.16	9.83	69.96	11.19	34.60	10.41	28.20
After CDSC	69.16	9.72	67.96	10.93	31.60	9.59	23.20
Class C (11/30/15)
Before CDSC	70.24	9.84	70.04	11.20	34.72	10.44	28.30
After CDSC	70.24	9.84	70.04	11.20	34.72	10.44	27.30
Class R (11/30/15)
Net asset value	74.94	10.37	74.13	11.73	36.64	10.97	28.86
Class R3 (1/4/21)
Net asset value	76.81	10.58	75.86	11.95	37.52	11.20	29.20
Class R4 (1/4/21)
Net asset value	79.36	10.86	78.08	12.23	38.54	11.48	29.50
Class R5 (1/4/21)
Net asset value	80.71	11.01	79.24	12.38	39.01	11.61	29.57
Class R6 (9/1/16)
Net asset value	80.84	11.02	79.37	12.40	39.11	11.63	29.67
Class Y (11/30/15)
Net asset value	80.18	10.95	78.73	12.31	38.93	11.58	29.66

10 RetirementReady® Funds

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2055 Fund
Class A (11/30/10)
Before sales charge	10.40%	164.61%	10.22%	74.13%	11.73%	36.25%	10.86%	28.18%
After sales charge	9.78	149.39	9.57	64.12	10.42	28.41	8.69	20.81
Class B (11/30/10)
Before CDSC	9.78	149.22	9.56	67.64	10.89	33.16	10.02	27.09
After CDSC	9.78	149.22	9.56	65.64	10.62	30.16	9.19	22.09
Class C (11/30/10)
Before CDSC	9.78	149.25	9.56	67.59	10.88	33.22	10.03	27.16
After CDSC	9.78	149.25	9.56	67.59	10.88	33.22	10.03	26.16
Class R (11/30/10)
Net asset value	10.11	157.71	9.93	71.68	11.42	35.03	10.53	27.71
Class R3 (1/4/21)
Net asset value	10.34	163.02	10.15	73.54	11.66	35.99	10.79	28.00
Class R4 (1/4/21)
Net asset value	10.61	169.96	10.44	75.79	11.94	37.05	11.08	28.30
Class R5 (1/4/21)
Net asset value	10.73	172.60	10.55	77.16	12.12	37.56	11.21	28.51
Class R6 (9/1/16)
Net asset value	10.73	172.79	10.56	77.29	12.13	37.66	11.24	28.60
Class Y (11/30/10)
Net asset value	10.67	171.21	10.49	76.26	12.00	37.23	11.13	28.41

RetirementReady® Funds 11

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2050 Fund
Class A (5/2/05)
Before sales charge	7.55%	162.32%	10.12%	70.90%	11.31%	34.59%	10.41%	26.68%
After sales charge	7.16	147.24	9.47	61.08	10.00	26.85	8.25	19.40
Class B (5/2/05)
Before CDSC	7.15	146.84	9.46	64.62	10.48	31.63	9.59	25.76
After CDSC	7.15	146.84	9.46	62.62	10.21	28.63	8.75	20.76
Class C (5/2/05)
Before CDSC	7.15	146.97	9.46	64.66	10.49	31.61	9.59	25.73
After CDSC	7.15	146.97	9.46	64.66	10.49	31.61	9.59	24.73
Class R (5/2/05)
Net asset value	7.27	155.53	9.84	68.70	11.03	33.52	10.12	26.28
Class R3 (1/4/21)
Net asset value	7.48	160.69	10.06	70.39	11.25	34.34	10.34	26.53
Class R4 (1/4/21)
Net asset value	7.75	167.29	10.33	72.51	11.52	35.30	10.60	26.84
Class R5 (1/4/21)
Net asset value	7.84	170.01	10.44	73.82	11.69	35.92	10.77	27.08
Class R6 (9/1/16)
Net asset value	7.84	170.13	10.45	73.90	11.70	35.98	10.79	27.13
Class Y (5/2/05)
Net asset value	7.81	168.87	10.40	73.09	11.60	35.62	10.69	26.97

12 RetirementReady® Funds

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2045 Fund
Class A (11/1/04)
Before sales charge	7.35%	151.40%	9.66%	65.39%	10.59%	31.36%	9.52%	24.14%
After sales charge	6.97	136.95	9.01	55.88	9.28	23.80	7.38	17.01
Class B (11/1/04)
Before CDSC	6.97	136.79	9.00	59.34	9.77	28.46	8.71	23.20
After CDSC	6.97	136.79	9.00	57.34	9.49	25.46	7.85	18.20
Class C (11/1/04)
Before CDSC	6.97	136.76	9.00	59.26	9.75	28.47	8.71	23.23
After CDSC	6.97	136.76	9.00	59.26	9.75	28.47	8.71	22.23
Class R (11/1/04)
Net asset value	7.08	144.99	9.37	63.27	10.30	30.30	9.22	23.70
Class R3 (1/4/21)
Net asset value	7.28	150.00	9.60	64.96	10.53	31.15	9.46	24.12
Class R4 (1/4/21)
Net asset value	7.55	156.38	9.87	67.07	10.81	32.18	9.75	24.43
Class R5 (1/4/21)
Net asset value	7.64	158.80	9.98	68.14	10.95	32.57	9.85	24.44
Class R6 (9/1/16)
Net asset value	7.65	158.97	9.98	68.25	10.97	32.66	9.88	24.52
Class Y (11/1/04)
Net asset value	7.62	157.95	9.94	67.59	10.88	32.46	9.82	24.54

RetirementReady® Funds 13

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2040 Fund
Class A (11/1/04)
Before sales charge	6.98%	135.25%	8.93%	56.84%	9.42%	26.77%	8.23%	20.26%
After sales charge	6.60	121.73	8.29	47.82	8.13	19.49	6.11	13.34
Class B (11/1/04)
Before CDSC	6.59	121.68	8.29	51.07	8.60	24.01	7.44	19.39
After CDSC	6.59	121.68	8.29	49.07	8.31	21.01	6.56	14.39
Class C (11/1/04)
Before CDSC	6.60	121.68	8.29	51.07	8.60	23.93	7.41	19.38
After CDSC	6.60	121.68	8.29	51.07	8.60	23.93	7.41	18.38
Class R (11/1/04)
Net asset value	6.71	129.36	8.66	54.81	9.13	25.74	7.93	19.88
Class R3 (1/4/21)
Net asset value	6.88	133.09	8.83	56.08	9.31	26.41	8.13	20.19
Class R4 (1/4/21)
Net asset value	7.14	138.94	9.10	58.02	9.58	27.37	8.40	20.44
Class R5 (1/4/21)
Net asset value	7.26	141.85	9.23	59.31	9.76	27.94	8.56	20.62
Class R6 (9/1/16)
Net asset value	7.27	142.26	9.25	59.48	9.78	28.06	8.60	20.69
Class Y (11/1/04)
Net asset value	7.24	141.20	9.20	58.78	9.69	27.73	8.50	20.59

14 RetirementReady® Funds

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2035 Fund
Class A (11/1/04)
Before sales charge	6.35%	113.33%	7.87%	46.49%	7.93%	21.60%	6.74%	15.70%
After sales charge	5.98	101.06	7.23	38.06	6.66	14.61	4.65	9.05
Class B (11/1/04)
Before CDSC	5.97	100.85	7.22	41.13	7.13	18.95	5.95	14.90
After CDSC	5.97	100.85	7.22	39.13	6.83	15.95	5.06	9.90
Class C (11/1/04)
Before CDSC	5.97	100.80	7.22	41.09	7.13	18.89	5.94	14.85
After CDSC	5.97	100.80	7.22	41.09	7.13	18.89	5.94	13.85
Class R (11/1/04)
Net asset value	6.08	107.92	7.59	44.53	7.64	20.58	6.44	15.32
Class R3 (1/4/21)
Net asset value	6.23	110.98	7.75	45.73	7.82	21.22	6.62	15.64
Class R4 (1/4/21)
Net asset value	6.50	116.40	8.03	47.54	8.09	22.11	6.88	15.92
Class R5 (1/4/21)
Net asset value	6.60	118.81	8.15	48.75	8.27	22.66	7.05	16.06
Class R6 (9/1/16)
Net asset value	6.65	119.72	8.19	49.04	8.31	22.83	7.09	16.10
Class Y (11/1/04)
Net asset value	6.62	118.84	8.15	48.44	8.22	22.58	7.02	16.09

RetirementReady® Funds 15

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2030 Fund
Class A (11/1/04)
Before sales charge	5.61%	89.66%	6.61%	35.56%	6.27%	16.26%	5.15%	10.93%
After sales charge	5.23	78.76	5.98	27.76	5.02	9.57	3.09	4.55
Class B (11/1/04)
Before CDSC	5.23	78.65	5.97	30.56	5.48	13.62	4.35	10.11
After CDSC	5.23	78.65	5.97	28.56	5.15	10.62	3.42	5.11
Class C (11/1/04)
Before CDSC	5.23	78.69	5.98	30.63	5.49	13.66	4.36	10.14
After CDSC	5.23	78.69	5.98	30.63	5.49	13.66	4.36	9.14
Class R (11/1/04)
Net asset value	5.34	84.96	6.34	33.83	6.00	15.30	4.86	10.62
Class R3 (1/4/21)
Net asset value	5.46	87.17	6.47	34.70	6.14	15.77	5.00	10.81
Class R4 (1/4/21)
Net asset value	5.73	92.00	6.74	36.42	6.41	16.67	5.27	11.10
Class R5 (1/4/21)
Net asset value	5.83	94.12	6.86	37.45	6.57	17.18	5.43	11.25
Class R6 (9/1/16)
Net asset value	5.89	95.26	6.92	37.85	6.63	17.40	5.49	11.33
Class Y (11/1/04)
Net asset value	5.87	94.49	6.88	37.31	6.55	17.12	5.41	11.24

16 RetirementReady® Funds

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2025 Fund
Class A (11/1/04)
Before sales charge	4.75%	67.42%	5.29%	25.04%	4.57%	11.05%	3.56%	6.52%
After sales charge	4.38	57.79	4.67	17.85	3.34	4.67	1.53	0.40
Class B (11/1/04)
Before CDSC	4.38	57.76	4.66	20.44	3.79	8.53	2.77	5.73
After CDSC	4.38	57.76	4.66	18.44	3.44	5.60	1.83	0.73
Class C (11/1/04)
Before CDSC	4.38	57.70	4.66	20.51	3.80	8.57	2.78	5.75
After CDSC	4.38	57.70	4.66	20.51	3.80	8.57	2.78	4.75
Class R (11/1/04)
Net asset value	4.48	63.15	5.02	23.41	4.30	10.09	3.26	6.18
Class R3 (1/4/21)
Net asset value	4.60	65.03	5.14	24.18	4.43	10.57	3.41	6.38
Class R4 (1/4/21)
Net asset value	4.87	69.18	5.40	25.75	4.69	11.39	3.66	6.67
Class R5 (1/4/21)
Net asset value	4.97	71.14	5.52	26.74	4.85	11.92	3.82	6.78
Class R6 (9/1/16)
Net asset value	5.04	72.48	5.60	27.28	4.94	12.21	3.92	6.93
Class Y (11/1/04)
Net asset value	5.01	71.62	5.55	26.64	4.84	11.88	3.81	6.82

RetirementReady® Funds 17

Fund performance Total return for periods ended 7/31/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
Maturity Fund
Class A (11/1/04)
Before sales charge	2.85%	33.19%	2.91%	14.57%	2.76%	6.64%	2.17%	2.99%
After sales charge	2.60	27.86	2.49	9.98	1.92	2.38	0.79	–1.13
Class B (11/1/04)
Before CDSC	2.48	25.37	2.29	10.34	1.99	4.27	1.40	2.22
After CDSC	2.48	25.37	2.29	8.34	1.62	1.31	0.43	–2.78
Class C (11/1/04)
Before CDSC	2.49	25.39	2.29	10.25	1.97	4.27	1.40	2.22
After CDSC	2.49	25.39	2.29	10.25	1.97	4.27	1.40	1.22
Class R (11/1/04)
Net asset value	2.59	29.70	2.63	13.03	2.48	5.74	1.88	2.69
Class R3 (1/4/21)
Net asset value	2.69	31.13	2.75	13.66	2.59	6.17	2.02	2.78
Class R4 (1/4/21)
Net asset value	2.95	34.49	3.01	15.08	2.85	6.96	2.27	3.06
Class R5 (1/4/21)
Net asset value	3.06	36.17	3.14	16.05	3.02	7.48	2.43	3.30
Class R6 (9/1/16)
Net asset value	3.13	37.14	3.21	16.49	3.10	7.74	2.52	3.38
Class Y (11/1/04)
Net asset value	3.11	36.53	3.16	15.97	3.01	7.45	2.43	3.23

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 5.75% sales charge levied at the time of purchase. The maximum sales charges for RetirementReady Maturity Fund class A shares is 4.00%. Class B share returns after the contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R3, R4, R5, R6 and Y shares have no initial sales charge or CDSC. Performance for class R3 and R4 shares prior to their inception is derived from the historical performance of class Y shares by adjusting for the higher operating expenses for such shares. Performance for class R5 shares of the Maturity, 2025, 2030, and 2035 Funds before their inception is derived from the historical performance of class R6 shares and has been adjusted for the higher operating expenses for such shares. Performance for class R5 shares of the 2040, 2045, 2050, 2055, and 2060 Funds is derived from the historical performance of class R6 shares and has not been adjusted for the lower expenses; had it been adjusted, performance would be higher. Performance for class R6 shares before their inception is derived from the historical performance of class Y shares, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would be higher.

For a portion of the periods, these funds had expense limitations, without which returns would have been lower.

For the funds with eight years of performance, class B and class C share performance reflects conversion to class A shares after eight years.

18 RetirementReady® Funds

Comparative index returns For periods ended 7/31/21

	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
Annual average (life of fund)
(since 11/1/04)*	10.68%	4.13%
Annual average (life of fund)
(since 5/2/05)†	10.80	4.20
Annual average (life of fund)
(since 11/30/10)‡	15.43	3.44
Life of fund	135.79	23.21
Annual average (since 11/30/15)§	16.34	3.75
Life of fund (since 1/4/21)**	17.99	–0.50
10 years	316.89	38.97
Annual average	15.35	3.35
5 years	122.51	16.64
Annual average	17.35	3.13
3 years	64.96	18.18
Annual average	18.16	5.73
1 year	36.45	–0.70

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value. All Bloomberg indices provided by Bloomberg Index Services Limited.

* Inception date of all the Putnam RetirementReady Funds with the exception of the 2050, 2055, 2060, and 2065 Fund.

† Inception date of the Putnam RetirementReady 2050 Fund.

‡ Inception date of the Putnam RetirementReady 2055 Fund.

§ Inception date of the Putnam RetirementReady 2060 Fund.

** Inception date of the Putnam RetirementReady 2065 Fund.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class C shares would have been valued at $11,290 ($11,190 after contingent deferred sales charge). A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $11,320, $11,330, $11,350, $11,360, $11,360, and $11,360, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

RetirementReady® Funds 19

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $17,016 ($16,916 after contingent deferred sales charge) and $17,024 (contingent deferred sales charge no longer applies). A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $17,494, $17,681, $17,936, $18,071, $18,084, and $18,018, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $24,922 and $24,925, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $25,771, $26,302, $26,996, $27,260, $27,279, and $27,121, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

20 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $24,684 and $24,697, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $25,553, $26,069, $26,729, $27,001, $27,013, and $26,887, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $23,679 and $23,676, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $24,499, $25,000, $25,638, $25,880, $25,897, and $25,795, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

RetirementReady® Funds 21

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $22,168, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $22,936, $23,309, $23,894, $24,185, $24,226, and $24,120, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $20,085 and $20,080, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $20,792, $21,098, $21,640, $21,881, $21,972, and $21,884, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

22 RetirementReady® Funds

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $17,865 and $17,869, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $18,496, $18,717, $19,200, $19,412, $19,526, and $19,449, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $15,776 and $15,770, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $16,315, $16,503, $16,918, $17,114, $17,248, and $17,162, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

RetirementReady® Funds 23

Past performance does not indicate future results. At the end of the same time period, a $10,000 investment in the fund’s class B and C shares would have been valued at $12,537 and $12,539, respectively, and no contingent deferred sales charges would apply. A $10,000 investment in the fund’s class R, R3, R4, R5, R6, and Y shares would have been valued at $12,970, $13,113, $13,449, $13,617, $13,714, and $13,653, respectively. See first page of performance section for performance calculation method.

All Bloomberg indices provided by Bloomberg Index Services Limited.

24 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/21*

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/20	1/4/21*	7/31/21
2065 Fund
Class A	—	—	—	—	—	Before sales charge	—	$10.00	$11.34
						After sales charge	—	10.61	12.03
Class C	—	—	—	—	—	Net asset value	—	10.00	11.29
Class R	—	—	—	—	—	Net asset value	—	10.00	11.32
Class R3	—	—	—	—	—	Net asset value	—	10.00	11.33
Class R4	—	—	—	—	—	Net asset value	—	10.00	11.35
Class R5	—	—	—	—	—	Net asset value	—	10.00	11.36
Class R6	—	—	—	—	—	Net asset value	—	10.00	11.36
Class Y	—	—	—	—	—	Net asset value	—	10.00	11.36
2060 Fund
Class A	1	$0.019	$0.179	$0.088	$0.286	Before sales charge	$11.00	—	$13.89
						After sales charge	11.67	—	14.74
Class B	1	—	0.179	0.088	0.267	Net asset value	10.96	—	13.75
Class C	1	—	0.179	0.088	0.267	Net asset value	10.89	—	13.67
Class R	1	0.043	0.179	0.088	0.310	Net asset value	11.09	—	13.94
Class R3	—	—	—	—	—	Net asset value	—	12.31	13.94
Class R4	—	—	—	—	—	Net asset value	—	12.31	13.96
Class R5	—	—	—	—	—	Net asset value	—	12.31	13.97
Class R6	1	0.108	0.179	0.088	0.375	Net asset value	11.11	—	13.98
Class Y	1	0.109	0.179	0.088	0.376	Net asset value	11.08	—	13.94
2055 Fund
Class A	1	$0.040	—	—	$0.040	Before sales charge	$10.77	—	$13.76
						After sales charge	11.43	—	14.60
Class B	—	—	—	—	—	Net asset value	10.67	—	13.56
Class C	1	0.021	—	—	0.021	Net asset value	10.47	—	13.29
Class R	1	0.081	—	—	0.081	Net asset value	10.83	—	13.74
Class R3	—	—	—	—	—	Net asset value	—	12.27	13.84
Class R4	—	—	—	—	—	Net asset value	—	12.27	13.86
Class R5	—	—	—	—	—	Net asset value	—	12.27	13.87
Class R6	1	0.133	—	—	0.133	Net asset value	10.91	—	13.88
Class Y	1	0.134	—	—	0.134	Net asset value	10.95	—	13.91
2050 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$17.62	—	$22.32
						After sales charge	18.69	—	23.68
Class B	1	0.100	—	—	0.100	Net asset value	17.36	—	21.72
Class C	1	0.127	—	—	0.127	Net asset value	17.11	—	21.37
Class R	1	0.208	—	—	0.208	Net asset value	17.40	—	21.74
Class R3	—	—	—	—	—	Net asset value	—	19.82	22.23
Class R4	—	—	—	—	—	Net asset value	—	19.82	22.26
Class R5	—	—	—	—	—	Net asset value	—	19.82	22.28
Class R6	1	0.302	—	—	0.302	Net asset value	17.80	—	22.29
Class Y	1	0.305	—	—	0.305	Net asset value	17.81	—	22.27

RetirementReady® Funds 25

Fund price and distribution information For the 12-month period ended 7/31/21 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/20	1/4/21*	7/31/21
2045 Fund
Class A	1	$0.001	$0.051	—	$0.052	Before sales charge	$19.54	—	$24.20
						After sales charge	20.73	—	25.68
Class B	1	0.052	0.051	—	0.103	Net asset value	17.30	—	21.20
Class C	1	0.064	0.051	—	0.115	Net asset value	17.29	—	21.18
Class R	1	0.135	0.051	—	0.186	Net asset value	20.53	—	25.19
Class R3	—	—	—	—	—	Net asset value	—	27.23	30.24
Class R4	—	—	—	—	—	Net asset value	—	27.23	30.29
Class R5	—	—	—	—	—	Net asset value	—	27.23	30.31
Class R6	1	0.243	0.051	—	0.294	Net asset value	24.62	—	30.33
Class Y	1	0.247	0.051	—	0.298	Net asset value	24.62	—	30.33
2040 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$21.58	—	$25.95
						After sales charge	22.90	—	27.53
Class B	1	0.266	—	—	0.266	Net asset value	19.50	—	22.99
Class C	1	0.260	—	—	0.260	Net asset value	19.11	—	22.53
Class R	1	0.359	—	—	0.359	Net asset value	22.65	—	26.76
Class R3	—	—	—	—	—	Net asset value	—	28.47	31.18
Class R4	—	—	—	—	—	Net asset value	—	28.47	31.22
Class R5	—	—	—	—	—	Net asset value	—	28.47	31.25
Class R6	1	0.474	—	—	0.474	Net asset value	26.34	—	31.27
Class Y	1	0.480	—	—	0.480	Net asset value	26.31	—	31.20
2035 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$21.92	—	$25.36
						After sales charge	23.26	—	26.91
Class B	1	0.066	—	—	0.066	Net asset value	19.87	—	22.76
Class C	1	0.061	—	—	0.061	Net asset value	19.70	—	22.56
Class R	1	0.179	—	—	0.179	Net asset value	21.04	—	24.07
Class R3	—	—	—	—	—	Net asset value	—	28.16	30.30
Class R4	—	—	—	—	—	Net asset value	—	28.16	30.34
Class R5	—	—	—	—	—	Net asset value	—	28.16	30.37
Class R6	1	0.294	—	—	0.294	Net asset value	26.44	—	30.38
Class Y	1	0.298	—	—	0.298	Net asset value	26.42	—	30.35
2030 Fund
Class A	1	$0.001	—	—	$0.001	Before sales charge	$21.51	—	$23.86
						After sales charge	22.82	—	25.32
Class B	1	0.071	—	—	0.071	Net asset value	20.32	—	22.30
Class C	1	0.186	—	—	0.186	Net asset value	20.18	—	22.03
Class R	1	0.282	—	—	0.282	Net asset value	20.31	—	22.17
Class R3	—	—	—	—	—	Net asset value	—	26.19	27.61
Class R4	—	—	—	—	—	Net asset value	—	26.19	27.65
Class R5	—	—	—	—	—	Net asset value	—	26.19	27.68
Class R6	1	0.399	—	—	0.399	Net asset value	25.25	—	27.69
Class Y	1	0.403	—	—	0.403	Net asset value	25.22	—	27.63

26 RetirementReady® Funds

Fund price and distribution information For the 12-month period ended 7/31/21 cont.

Distributions
			Capital gains
			Long-term	Short-term
	Number	Income	gains	gains	Total	Share value	7/31/20	1/4/21*	7/31/21
2025 Fund
Class A	1	$0.054	$0.184	—	$0.238	Before sales charge	$21.56	—	$22.72
						After sales charge	22.88	—	24.11
Class B	1	0.113	0.184	—	0.297	Net asset value	19.99	—	20.83
Class C	1	0.166	0.184	—	0.350	Net asset value	19.83	—	20.61
Class R	1	0.173	0.184	—	0.357	Net asset value	20.18	—	21.06
Class R3	—	—	—	—	—	Net asset value	—	21.92	22.63
Class R4	—	—	—	—	—	Net asset value	—	21.92	22.66
Class R5	—	—	—	—	—	Net asset value	—	21.92	22.68
Class R6	1	0.374	0.184	—	0.558	Net asset value	21.77	—	22.70
Class Y	1	0.380	0.184	—	0.564	Net asset value	21.76	—	22.66
Maturity Fund
Class A	12	$0.244	$0.035	—	$0.279	Before sales charge	$17.18	—	$17.41
						After sales charge	17.90	—	18.14
Class B	12	0.124	0.035	—	0.159	Net asset value	16.75	—	16.96
Class C	12	0.125	0.035	—	0.160	Net asset value	16.79	—	17.00
Class R	12	0.192	0.035	—	0.227	Net asset value	17.16	—	17.39
Class R3	7	0.082	—	—	0.082	Net asset value	—	17.33	17.47
Class R4	7	0.108	—	—	0.108	Net asset value	—	17.33	17.47
Class R5	7	0.123	—	—	0.123	Net asset value	—	17.33	17.47
Class R6	12	0.310	0.035	—	0.345	Net asset value	17.24	—	17.47
Class Y	12	0.295	0.035	—	0.330	Net asset value	17.25	—	17.47

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares for all funds except RetirementReady Maturity Fund, for which the rate is 4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

* Inception date of RetirementReady 2065 Fund and class R3, R4, and R5 shares.

RetirementReady® Funds 27

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21

Life of
fund
2065 Fund
Class A (1/4/21)
Before sales charge	12.50%
After sales charge	6.03
Class C (1/4/21)
Before CDSC	12.10
After CDSC	11.10
Class R (1/4/21)
Net asset value	12.30
Class R3 (1/4/21)
Net asset value	12.50
Class R4 (1/4/21)
Net asset value	12.60
Class R5 (1/4/21)
Net asset value	12.70
Class R6 (1/4/21)
Net asset value	12.70
Class Y (1/4/21)
Net asset value	12.70

28 RetirementReady® Funds

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year
2060 Fund
Class A (11/30/15)
Before sales charge	76.19%	10.68%	82.01%	12.72%	40.73%	12.06%	35.07%
After sales charge	66.06	9.51	71.54	11.40	32.64	9.87	27.31
Class B (11/30/15)
Before CDSC	69.05	9.86	75.48	11.90	37.62	11.23	34.09
After CDSC	68.05	9.74	73.48	11.65	34.62	10.42	29.09
Class C (11/30/15)
Before CDSC	69.00	9.85	75.43	11.90	37.65	11.24	34.00
After CDSC	69.00	9.85	75.43	11.90	37.65	11.24	33.00
Class R (11/30/15)
Net asset value	73.69	10.39	79.65	12.43	39.60	11.76	34.61
Class R3 (1/4/21)
Net asset value	75.54	10.60	81.48	12.66	40.44	11.99	35.07
Class R4 (1/4/21)
Net asset value	77.95	10.87	83.73	12.94	41.41	12.24	35.30
Class R5 (1/4/21)
Net asset value	79.41	11.04	85.10	13.11	42.12	12.43	35.47
Class R6 (9/1/16)
Net asset value	79.41	11.04	85.10	13.11	42.12	12.43	35.47
Class Y (11/30/15)
Net asset value	78.76	10.96	84.43	13.02	41.82	12.35	35.49

RetirementReady® Funds 29

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2055 Fund
Class A (11/30/10)
Before sales charge	10.41%	157.33%	9.91%	79.56%	12.42%	39.25%	11.67%	33.84%
After sales charge	9.79	142.53	9.26	69.24	11.10	31.24	9.49	26.14
Class B (11/30/10)
Before CDSC	9.78	142.33	9.25	72.99	11.58	36.10	10.82	32.81
After CDSC	9.78	142.33	9.25	70.99	11.32	33.10	10.00	27.81
Class C (11/30/10)
Before CDSC	9.79	142.34	9.26	73.04	11.59	36.08	10.82	32.77
After CDSC	9.79	142.34	9.26	73.04	11.59	36.08	10.82	31.77
Class R (11/30/10)
Net asset value	10.13	150.79	9.63	77.19	12.12	38.01	11.34	33.40
Class R3 (1/4/21)
Net asset value	10.35	155.94	9.85	79.20	12.37	38.93	11.58	33.81
Class R4 (1/4/21)
Net asset value	10.63	162.31	10.12	81.42	12.65	39.94	11.85	34.13
Class R5 (1/4/21)
Net asset value	10.74	165.12	10.24	82.83	12.83	40.66	12.04	34.23
Class R6 (9/1/16)
Net asset value	10.75	165.32	10.25	82.96	12.84	40.76	12.07	34.32
Class Y (11/30/10)
Net asset value	10.69	163.78	10.19	81.91	12.71	40.22	11.93	34.23

30 RetirementReady® Funds

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2050 Fund
Class A (5/2/05)
Before sales charge	7.55%	155.32%	9.83%	76.45%	12.03%	37.49%	11.20%	32.19%
After sales charge	7.15	140.64	9.18	66.31	10.71	29.59	9.02	24.59
Class B (5/2/05)
Before CDSC	7.15	140.46	9.17	69.98	11.19	34.43	10.36	31.18
After CDSC	7.15	140.46	9.17	67.98	10.93	31.43	9.54	26.18
Class C (5/2/05)
Before CDSC	7.15	140.55	9.17	69.96	11.19	34.43	10.36	31.23
After CDSC	7.15	140.55	9.17	69.96	11.19	34.43	10.36	30.23
Class R (5/2/05)
Net asset value	7.27	148.92	9.55	74.20	11.74	36.35	10.89	31.81
Class R3 (1/4/21)
Net asset value	7.48	153.71	9.76	75.89	11.96	37.18	11.11	32.10
Class R4 (1/4/21)
Net asset value	7.75	160.08	10.03	77.97	12.22	38.13	11.37	32.37
Class R5 (1/4/21)
Net asset value	7.84	162.70	10.14	79.35	12.39	38.75	11.54	32.55
Class R6 (9/1/16)
Net asset value	7.84	162.81	10.15	79.43	12.40	38.82	11.55	32.61
Class Y (5/2/05)
Net asset value	7.81	161.70	10.10	78.67	12.31	38.52	11.47	32.57

RetirementReady® Funds 31

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2045 Fund
Class A (11/1/04)
Before sales charge	7.35%	145.17%	9.38%	70.56%	11.27%	33.97%	10.24%	29.25%
After sales charge	6.97	131.07	8.74	60.76	9.96	26.26	8.08	21.82
Class B (11/1/04)
Before CDSC	6.97	130.98	8.73	64.33	10.44	30.99	9.41	28.27
After CDSC	6.97	130.98	8.73	62.33	10.17	27.99	8.57	23.27
Class C (11/1/04)
Before CDSC	6.97	130.99	8.73	64.34	10.45	30.99	9.42	28.31
After CDSC	6.97	130.99	8.73	64.34	10.45	30.99	9.42	27.31
Class R (11/1/04)
Net asset value	7.08	138.91	9.10	68.43	10.99	32.89	9.94	28.85
Class R3 (1/4/21)
Net asset value	7.29	143.87	9.32	70.18	11.22	33.80	10.19	29.29
Class R4 (1/4/21)
Net asset value	7.56	150.11	9.60	72.31	11.50	34.79	10.46	29.58
Class R5 (1/4/21)
Net asset value	7.65	152.53	9.71	73.49	11.65	35.28	10.60	29.64
Class R6 (9/1/16)
Net asset value	7.65	152.61	9.71	73.54	11.66	35.32	10.61	29.68
Class Y (11/1/04)
Net asset value	7.62	151.62	9.67	72.86	11.57	35.08	10.54	29.70

32 RetirementReady® Funds

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2040 Fund
Class A (11/1/04)
Before sales charge	6.98%	129.94%	8.68%	61.63%	10.08%	29.01%	8.86%	24.80%
After sales charge	6.60	116.72	8.04	52.34	8.78	21.60	6.73	17.62
Class B (11/1/04)
Before CDSC	6.60	116.51	8.03	55.65	9.25	26.20	8.06	23.89
After CDSC	6.60	116.51	8.03	53.65	8.97	23.20	7.20	18.89
Class C (11/1/04)
Before CDSC	6.60	116.58	8.03	55.63	9.25	26.15	8.05	23.84
After CDSC	6.60	116.58	8.03	55.63	9.25	26.15	8.05	22.84
Class R (11/1/04)
Net asset value	6.71	124.04	8.40	59.46	9.78	27.93	8.56	24.40
Class R3 (1/4/21)
Net asset value	6.88	127.78	8.58	60.90	9.98	28.65	8.76	24.72
Class R4 (1/4/21)
Net asset value	7.15	133.59	8.85	62.85	10.24	29.59	9.03	24.99
Class R5 (1/4/21)
Net asset value	7.26	136.31	8.98	64.16	10.42	30.14	9.18	25.14
Class R6 (9/1/16)
Net asset value	7.28	136.72	9.00	64.33	10.44	30.27	9.21	25.22
Class Y (11/1/04)
Net asset value	7.25	135.75	8.95	63.66	10.35	29.98	9.13	25.15

RetirementReady® Funds 33

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2035 Fund
Class A (11/1/04)
Before sales charge	6.36%	108.93%	7.65%	50.41%	8.51%	23.33%	7.24%	19.34%
After sales charge	5.98	96.91	7.01	41.76	7.23	16.24	5.14	12.48
Class B (11/1/04)
Before CDSC	5.97	96.77	7.00	44.97	7.71	20.61	6.45	18.50
After CDSC	5.97	96.77	7.00	42.97	7.41	17.61	5.56	13.50
Class C (11/1/04)
Before CDSC	5.98	96.72	7.00	44.94	7.70	20.62	6.45	18.48
After CDSC	5.98	96.72	7.00	44.94	7.70	20.62	6.45	17.48
Class R (11/1/04)
Net asset value	6.08	103.63	7.37	48.51	8.23	22.35	6.95	19.02
Class R3 (1/4/21)
Net asset value	6.24	106.74	7.53	49.66	8.40	22.98	7.14	19.29
Class R4 (1/4/21)
Net asset value	6.51	111.97	7.80	51.57	8.67	23.90	7.41	19.59
Class R5 (1/4/21)
Net asset value	6.61	114.36	7.92	52.72	8.84	24.42	7.56	19.70
Class R6 (9/1/16)
Net asset value	6.65	115.24	7.97	53.03	8.88	24.60	7.61	19.79
Class Y (11/1/04)
Net asset value	6.62	114.37	7.92	52.42	8.79	24.35	7.53	19.73

34 RetirementReady® Funds

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2030 Fund
Class A (11/1/04)
Before sales charge	5.62%	86.61%	6.44%	38.79%	6.78%	17.59%	5.55%	13.89%
After sales charge	5.24	75.88	5.81	30.81	5.52	10.83	3.49	7.35
Class B (11/1/04)
Before CDSC	5.23	75.74	5.80	33.68	5.98	14.98	4.76	13.04
After CDSC	5.23	75.74	5.80	31.68	5.66	11.98	3.84	8.04
Class C (11/1/04)
Before CDSC	5.23	75.78	5.80	33.68	5.98	15.02	4.78	13.03
After CDSC	5.23	75.78	5.80	33.68	5.98	15.02	4.78	12.03
Class R (11/1/04)
Net asset value	5.35	81.91	6.17	36.97	6.49	16.63	5.26	13.51
Class R3 (1/4/21)
Net asset value	5.47	84.21	6.30	37.97	6.65	17.21	5.44	13.77
Class R4 (1/4/21)
Net asset value	5.74	88.83	6.56	39.67	6.91	18.05	5.69	14.04
Class R5 (1/4/21)
Net asset value	5.84	90.83	6.68	40.69	7.07	18.57	5.84	14.15
Class R6 (9/1/16)
Net asset value	5.90	92.04	6.74	41.12	7.13	18.79	5.91	14.23
Class Y (11/1/04)
Net asset value	5.88	91.28	6.70	40.56	7.05	18.51	5.82	14.15

RetirementReady® Funds 35

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
2025 Fund
Class A (11/1/04)
Before sales charge	4.77%	65.65%	5.18%	27.66%	5.00%	12.13%	3.89%	9.01%
After sales charge	4.40	56.12	4.56	20.32	3.77	5.68	1.86	2.74
Class B (11/1/04)
Before CDSC	4.40	56.07	4.55	23.00	4.23	9.66	3.12	8.17
After CDSC	4.40	56.07	4.55	21.00	3.89	6.70	2.18	3.17
Class C (11/1/04)
Before CDSC	4.40	56.00	4.55	22.96	4.22	9.65	3.12	8.15
After CDSC	4.40	56.00	4.55	22.96	4.22	9.65	3.12	7.15
Class R (11/1/04)
Net asset value	4.50	61.39	4.90	25.96	4.72	11.18	3.60	8.66
Class R3 (1/4/21)
Net asset value	4.62	63.35	5.03	26.71	4.85	11.67	3.75	8.83
Class R4 (1/4/21)
Net asset value	4.89	67.52	5.29	28.34	5.12	12.51	4.01	9.13
Class R5 (1/4/21)
Net asset value	4.99	69.45	5.42	29.37	5.29	13.04	4.17	9.25
Class R6 (9/1/16)
Net asset value	5.06	70.69	5.49	29.87	5.37	13.29	4.25	9.35
Class Y (11/1/04)
Net asset value	5.03	69.91	5.44	29.28	5.27	13.01	4.16	9.28

36 RetirementReady® Funds

Fund performance as of the most recent calendar quarter

Total return for periods ended 6/30/21 cont.

	Annual
	average
	(life of		Annual		Annual		Annual
	fund)	10 years	average	5 years	average	3 years	average	1 year
Maturity Fund
Class A (11/1/04)
Before sales charge	2.88%	33.26%	2.91%	16.21%	3.05%	7.37%	2.40%	5.15%
After sales charge	2.63	27.93	2.49	11.56	2.21	3.07	1.01	0.94
Class B (11/1/04)
Before CDSC	2.51	25.45	2.29	11.98	2.29	5.00	1.64	4.35
After CDSC	2.51	25.45	2.29	9.98	1.92	2.02	0.67	–0.65
Class C (11/1/04)
Before CDSC	2.51	25.40	2.29	11.96	2.28	4.94	1.62	4.35
After CDSC	2.51	25.40	2.29	11.96	2.28	4.94	1.62	3.35
Class R (11/1/04)
Net asset value	2.62	29.79	2.64	14.67	2.78	6.47	2.11	4.79
Class R3 (1/4/21)
Net asset value	2.72	31.18	2.75	15.36	2.90	6.86	2.24	4.96
Class R4 (1/4/21)
Net asset value	2.98	34.58	3.01	16.79	3.15	7.70	2.50	5.22
Class R5 (1/4/21)
Net asset value	3.09	36.24	3.14	17.77	3.33	8.21	2.67	5.34
Class R6 (9/1/16)
Net asset value	3.16	37.20	3.21	18.21	3.40	8.47	2.75	5.47
Class Y (11/1/04)
Net asset value	3.13	36.60	3.17	17.69	3.31	8.18	2.65	5.38

See the discussion following the fund performance tables on page 18 for information about the calculation of fund performance.

RetirementReady® Funds 37

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Estimated net expenses for the fiscal
year ended 7/31/21*	0.90%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Estimated total annual operating
expenses for the fiscal year
ended 7/31/21	6.42%	7.17%	6.82%	6.57%	6.32%	6.17%	6.07%	6.17%
Annualized expense ratio for the
six-month period ended 7/31/21#†	0.30%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%

	Class Aa,b	Class Ba,b	Class Ca,b	Class Ra,b	Class R3[a,c]	Class R4[a,c]	Class R5[a,d]	Class R6[a,b]	Class Ya,b
2060 Fund
Net expenses for the fiscal
year ended 7/31/20**	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	4.85%	5.60%	5.60%	5.25%	5.00%	4.75%	4.60%	4.50%	4.60%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.31%	1.06%	1.06%	0.71%	0.46%	0.21%	0.06%	–0.04%	0.06%
2055 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.95%	2.70%	2.70%	2.35%	2.10%	1.85%	1.70%	1.60%	1.70%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.31%	1.06%	1.06%	0.71%	0.46%	0.21%	0.06%	–0.04%	0.06%
2050 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.67%	2.42%	2.42%	2.07%	1.82%	1.57%	1.42%	1.32%	1.42%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.30%	1.05%	1.05%	0.70%	0.45%	0.20%	0.05%	–0.05%	0.05%

38 RetirementReady® Funds

Expense ratios cont.

	Class Aa,b	Class Ba,b	Class Ca,b	Class Ra,b	Class R3[a,c]	Class R4[a,c]	Class R5[a,d]	Class R6[a,b]	Class Ya,b
2045 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.65%	2.40%	2.40%	2.05%	1.80%	1.55%	1.40%	1.30%	1.40%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.31%	1.06%	1.06%	0.71%	0.46%	0.21%	0.06%	–0.04%	0.06%
2040 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.55%	2.30%	2.30%	1.95%	1.70%	1.45%	1.30%	1.20%	1.30%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.33%	1.08%	1.08%	0.73%	0.48%	0.23%	0.08%	–0.02%	0.08%
2035 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.52%	2.27%	2.27%	1.92%	1.67%	1.42%	1.27%	1.17%	1.27%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.37%	1.12%	1.12%	0.77%	0.52%	0.27%	0.12%	0.02%	0.12%
2030 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.47%	2.22%	2.22%	1.87%	1.62%	1.37%	1.22%	1.12%	1.22%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.40%	1.15%	1.15%	0.80%	0.55%	0.30%	0.15%	0.05%	0.15%
2025 Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.46%	2.21%	2.21%	1.86%	1.61%	1.36%	1.21%	1.11%	1.21%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.41%	1.16%	1.16%	0.81%	0.56%	0.31%	0.16%	0.06%	0.16%

RetirementReady® Funds 39

Expense ratios cont.

	Class Aa,b	Class Ba,b	Class Ca,b	Class Ra,b	Class R3[a,c]	Class R4[a,c]	Class R5[a,d]	Class R6[a,b]	Class Ya,b
Maturity Fund
Net expenses for the fiscal
year ended 7/31/20*	0.90%	1.65%	1.65%	1.30%	1.05%	0.80%	0.65%	0.55%	0.65%
Total annual operating
expenses for the fiscal year
ended 7/31/20	1.48%	2.23%	2.23%	1.88%	1.63%	1.38%	1.23%	1.13%	1.23%
Annualized expense ratio for
the six-month period ended
7/31/21#†	0.41%	1.16%	1.16%	0.81%	0.56%	0.31%	0.16%	0.06%	0.16%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and differs from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Prospectus expense information also includes the impact of acquired fund fees and expense in which each fund invests (see table below), which are not included in financial highlights or annualized expense ratios.

2065 Fund	0.61%
2060 Fund	0.61%
2055 Fund	0.61%
2050 Fund	0.61%
2045 Fund	0.61%
2040 Fund	0.59%
2035 Fund	0.56%
2030 Fund	0.54%
2025 Fund	0.53%
Maturity Fund	0.53%

* Reflects Putnam Management’s decision to contractually limit expenses through 11/30/24.

** Reflects Putnam Management’s decision to contractually limit expenses through 11/30/31.

a Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Restated to reflect the management fee under the fund’s new management contract, which took effect 1/4/21.

b Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Restated to reflect a new investor servicing contract, which took effect 1/4/21.

c Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on 1/4/21, and have been restated to reflect the higher investor servicing fees applicable to class R3 and class R4 shares.

d Net expenses and Total annual operating expenses for the fiscal year ended 7/31/20: Other expenses are based on expenses of class Y shares for the fund’s last fiscal year, as restated to reflect a new investor servicing contract, which took effect on 1/4/21.

# Expense ratios for each share class are for the fund’s most recent fiscal half year. As a result of this, ratios may differ from expense ratios based on one-year data in the financial highlights. Excludes the expense ratio of the underlying Putnam mutual funds.

† Includes one time annualized proxy costs.

2060 Fund	0.01%
2055 Fund	0.01%
2050 Fund	0.01%
2045 Fund	0.01%
2040 Fund	0.01%
2035 Fund	0.01%
2030 Fund	0.01%
2025 Fund	0.01%
Maturity Fund	0.01%

40 RetirementReady® Funds

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each fund from 2/1/21 to 7/31/21. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.59	$5.55	$3.71	$2.38	$1.06	$0.27	$(0.27)	$0.27
Ending value (after expenses)	$1,136.30	$1,132.40	$1,135.40	$1,135.30	$1,137.30	$1,138.30	$1,138.30	$1,138.30

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.64	$5.60	$5.60	$3.76	$2.44	$1.11	$0.32	$(0.21)	$0.32
Ending value (after expenses)	$1,135.70	$1,131.70	$1,131.60	$1,133.30	$1,135.20	$1,135.90	$1,136.70	$1,137.50	$1,138.00
2055 Fund
Expenses paid per $1,000*†	$1.64	$5.59	$5.59	$3.75	$2.43	$1.11	$0.32	$(0.21)	$0.32
Ending value (after expenses)	$1,131.60	$1,126.20	$1,127.20	$1,129.00	$1,130.70	$1,132.40	$1,132.20	$1,133.10	$1,132.70
2050 Fund
Expenses paid per $1,000*†	$1.58	$5.52	$5.52	$3.68	$2.37	$1.05	$0.26	$(0.26)	$0.26
Ending value (after expenses)	$1,125.60	$1,121.30	$1,121.20	$1,122.90	$1,124.40	$1,125.90	$1,127.00	$1,127.50	$1,126.50
2045 Fund
Expenses paid per $1,000*†	$1.63	$5.55	$5.55	$3.72	$2.41	$1.10	$0.31	$(0.21)	$0.31
Ending value (after expenses)	$1,115.20	$1,111.10	$1,111.20	$1,113.10	$1,114.20	$1,115.70	$1,116.40	$1,117.10	$1,116.30
2040 Fund
Expenses paid per $1,000*†	$1.72	$5.62	$5.61	$3.80	$2.50	$1.20	$0.42	$(0.10)	$0.42
Ending value (after expenses)	$1,100.50	$1,096.90	$1,096.40	$1,098.50	$1,099.80	$1,100.80	$1,101.90	$1,102.60	$1,102.10
2035 Fund
Expenses paid per $1,000*†	$1.91	$5.77	$5.77	$3.97	$2.68	$1.39	$0.62	$0.10	$0.62
Ending value (after expenses)	$1,082.40	$1,078.70	$1,078.40	$1,080.30	$1,081.80	$1,083.20	$1,083.90	$1,084.20	$1,083.90
2030 Fund
Expenses paid per $1,000*†	$2.04	$5.87	$5.87	$4.09	$2.81	$1.53	$0.77	$0.26	$0.77
Ending value (after expenses)	$1,061.90	$1,057.90	$1,058.10	$1,059.80	$1,061.10	$1,062.20	$1,063.40	$1,063.80	$1,063.10
2025 Fund
Expenses paid per $1,000*†	$2.07	$5.86	$5.86	$4.09	$2.83	$1.57	$0.81	$0.30	$0.81
Ending value (after expenses)	$1,040.80	$1,036.30	$1,036.70	$1,038.50	$1,040.00	$1,040.90	$1,041.80	$1,042.70	$1,041.80
Maturity Fund
Expenses paid per $1,000*†	$2.05	$5.80	$5.80	$4.05	$2.80	$1.55	$0.80	$0.30	$0.80
Ending value (after expenses)	$1,020.70	$1,016.80	$1,016.70	$1,018.80	$1,019.70	$1,021.10	$1,021.90	$1,022.40	$1,022.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/21. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

RetirementReady® Funds 41

Estimate the expenses you paid

To estimate the expenses you paid for the six months ended 7/31/21, use the following calculation method.

To find the value of your investment on 2/1/21, call Putnam at 1-800-225-1581.

42 RetirementReady® Funds

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in each of the RetirementReady Funds with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2065 Fund
Expenses paid per $1,000*†	$1.51	$5.26	$3.51	$2.26	$1.00	$0.25	$(0.25)	$0.25
Ending value (after expenses)	$1,023.31	$1,019.59	$1,021.32	$1,022.56	$1,023.80	$1,024.55	$1,025.04	$1,024.55

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y
2060 Fund
Expenses paid per $1,000*†	$1.56	$5.31	$5.31	$3.56	$2.31	$1.05	$0.30	$(0.20)	$0.30
Ending value (after expenses)	$1,023.26	$1,019.54	$1,019.54	$1,021.27	$1,022.51	$1,023.75	$1,024.50	$1,024.99	$1,024.50
2055 Fund
Expenses paid per $1,000*†	$1.56	$5.31	$5.31	$3.56	$2.31	$1.05	$0.30	$(0.20)	$0.30
Ending value (after expenses)	$1,023.26	$1,019.54	$1,019.54	$1,021.27	$1,022.51	$1,023.75	$1,024.50	$1,024.99	$1,024.50
2050 Fund
Expenses paid per $1,000*†	$1.51	$5.26	$5.26	$3.51	$2.26	$1.00	$0.25	$(0.25)	$0.25
Ending value (after expenses)	$1,023.31	$1,019.59	$1,019.59	$1,021.32	$1,022.56	$1,023.80	$1,024.55	$1,025.04	$1,024.55
2045 Fund
Expenses paid per $1,000*†	$1.56	$5.31	$5.31	$3.56	$2.31	$1.05	$0.30	$(0.20)	$0.30
Ending value (after expenses)	$1,023.26	$1,019.54	$1,019.54	$1,021.27	$1,022.51	$1,023.75	$1,024.50	$1,024.99	$1,024.50
2040 Fund
Expenses paid per $1,000*†	$1.66	$5.41	$5.41	$3.66	$2.41	$1.15	$0.40	$(0.10)	$0.40
Ending value (after expenses)	$1,023.16	$1,019.44	$1,019.44	$1,021.17	$1,022.41	$1,023.65	$1,024.40	$1,024.89	$1,024.40
2035 Fund
Expenses paid per $1,000*†	$1.86	$5.61	$5.61	$3.86	$2.61	$1.35	$0.60	$0.10	$0.60
Ending value (after expenses)	$1,022.96	$1,019.24	$1,019.24	$1,020.98	$1,022.22	$1,023.46	$1,024.20	$1,024.70	$1,024.20
2030 Fund
Expenses paid per $1,000*†	$2.01	$5.76	$5.76	$4.01	$2.76	$1.51	$0.75	$0.25	$0.75
Ending value (after expenses)	$1,022.81	$1,019.09	$1,019.09	$1,020.83	$1,022.07	$1,023.31	$1,024.05	$1,024.55	$1,024.05
2025 Fund
Expenses paid per $1,000*†	$2.06	$5.81	$5.81	$4.06	$2.81	$1.56	$0.80	$0.30	$0.80
Ending value (after expenses)	$1,022.76	$1,019.04	$1,019.04	$1,020.78	$1,022.02	$1,023.26	$1,024.00	$1,024.50	$1,024.00
Maturity Fund
Expenses paid per $1,000*†	$2.06	$5.81	$5.81	$4.06	$2.81	$1.56	$0.80	$0.30	$0.80
Ending value (after expenses)	$1,022.76	$1,019.04	$1,019.04	$1,020.78	$1,022.02	$1,023.26	$1,024.00	$1,024.50	$1,024.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 7/31/21.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (181); and then dividing that result by the number of days in the year (365).

RetirementReady® Funds 43

Consider these risks before investing

If the quantitative models or data that are used in managing an underlying fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses. Our allocation of assets among permitted asset categories may hurt performance. The value of investments in the underlying funds’ portfolios may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, asset class, geography, industry, or sector. These and other factors may lead to increased volatility and reduced liquidity in the underlying funds’ portfolio holdings.

Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Investments in small and/or midsize companies increase the risk of greater price fluctuations. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Default risk is generally higher for non-qualified mortgages. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The underlying funds may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Active trading strategies may lose money or not earn a return sufficient to cover trading and other costs. REITs are subject to the risk of economic downturns that have an adverse impact on real estate markets. Commodity-linked notes are subject to the same risks as commodities, such as weather, disease, political, tax, and other regulatory developments, and other factors affecting the value of commodities.

Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Efforts to produce lower volatility returns may not be successful and may make it more difficult at times for the funds to achieve their targeted returns. In addition, under certain market conditions, the funds may accept greater volatility than would typically be the case, in order to seek their targeted returns. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

There is no guarantee that the funds will provide adequate income at and through an investor’s retirement. You can lose money by investing in the funds.

44 RetirementReady® Funds

For the portion invested in Putnam Government Money Market Fund, these risks also apply:

You can lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The values of money market investments usually rise and fall in response to changes in interest rates. Interest-rate risk is generally lowest for investments with short maturities (a significant part of the fund’s investments). Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value.

The principal value of each fund is not guaranteed at any time, including at the target date. Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s credit quality or value. Certain securities in which the fund may invest, including securities issued by certain U.S. government agencies and U.S. government-sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the underlying funds may not perform as well as other securities that we do not select for the underlying funds. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the underlying funds.

RetirementReady® Funds 45

Terms and definitions

Important terms

Total return shows how the value of each fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares (4.00% for class A shares of Putnam RetirementReady Maturity Fund).

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares (all funds except for Putnam RetirementReady 2065 Fund) are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R3 shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R4 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Comparative indexes

Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

MSCI EAFE (Europe, Australasia, Far East) Index (ND) is a free float-adjusted market capitalization index that is designed to

46 RetirementReady® Funds

measure the equity market performance of developed markets, excluding the U.S. and Canada. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

BLOOMBERG®  is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

RetirementReady® Funds 47

Other information for shareholders

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission (SEC) website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain each fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, each fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of July 31, 2021, Putnam employees had approximately $569,000,000 and the Trustees had approximately $80,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Liquidity risk management program

Putnam, as the administrator of each fund’s liquidity risk management program (appointed by the Board of Trustees), presented the most recent annual report on the program to the Trustees in April 2021. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from January 2020 through December 2020. The report included a description of the annual liquidity assessment of each fund that Putnam performed in November 2020. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the Covid-19 pandemic, and the impact those challenges had on the liquidity of each fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

48 RetirementReady® Funds

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

RetirementReady® Funds 49

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2021, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2021, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2021 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2021. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.) The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

50 RetirementReady® Funds

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.) The Trustees considered your fund’s management fee schedule and considered that the management fee for each Putnam RetirementReady Fund (except Putnam RetirementReady Maturity Fund) is set each fiscal year based on a defined fee schedule in which the management fee rate declines as the Putnam RetirementReady Fund approaches the target year indicated in its name. The Trustees noted that Putnam RetirementReady Maturity Fund has a fixed ongoing annual management fee rate. The Trustees also noted that the management fee schedule for your fund had been implemented on January 4, 2021, when management contracts approved by fund shareholders in November, 2020 became effective.

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees considered that your fund invests its assets in other Putnam funds that themselves pay management fees to Putnam Management. Your fund indirectly bears these fees, and the other expenses of the other Putnam funds in which it invests. The Trustees noted that, in connection with the implementation of the fund’s management contract on January 4, 2021, Putnam Management has agreed to reimburse all of your fund’s acquired fund fees and expenses and to waive fees and/or reimburse expenses of your fund to the extent that expenses of specified share classes (excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses and extraordinary expenses) would exceed a specified annual rate of the fund’s average net assets attributable to the share class (0.65% for Class A shares, Class B shares, Class C shares, Class R5 shares and Class Y shares, 0.80% for Class R shares, Class R3 shares and Class R4 shares and 0.55% for Class R6 shares) through at least November 30, 2024 (for Putnam RetirementReady 2060 Fund, through at least November 30, 2031). Putnam Management’s commitment to these expense limitation arrangements, which took effect at the time your fund’s management contract became effective on January 4, 2021, and which were intended to support an effort to have fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the following quintiles in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2020. The Trustees also considered that, as of December 31, 2020, your fund ranked in the following quintiles in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and total expenses (excluding any applicable 12b-1 fees) on a pro forma basis, adjusted to reflect the impact of the fund’s management contract, which became effective on January 4, 2021. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2020 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

RetirementReady® Funds 51

Quintile
Effective
		Management	Total Expenses —
	Total expenses	Fees — Pro Forma	Pro Forma
Putnam RetirementReady 2065 Fund (“2065 Fund”)	—	3rd	1st
Putnam RetirementReady 2060 Fund (“2060 Fund”)	2nd	4th	2nd
Putnam RetirementReady 2055 Fund (“2055 Fund”)	2nd	4th	2nd
Putnam RetirementReady 2050 Fund (“2050 Fund”)	3rd	4th	3rd
Putnam RetirementReady 2045 Fund (“2045 Fund”)	2nd	4th	2nd
Putnam RetirementReady 2040 Fund (“2040 Fund”)	3rd	4th	3rd
Putnam RetirementReady 2035 Fund (“2035 Fund”)	3rd	4th	3rd
Putnam RetirementReady 2030 Fund (“2030 Fund”)	3rd	4th	3rd
Putnam RetirementReady 2025 Fund (“2025 Fund”)	2nd	4th	2nd
Putnam RetirementReady Maturity Fund
(“Maturity Fund”)	3rd	3rd	3rd

(Total expenses reflect the fees and expenses borne directly by the Putnam RetirementReady Funds and the competitive funds included in the custom Lipper peer groups, as well as the underlying funds’ net fees and expenses.) In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for the Putnam funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of any economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, model-only separately managed accounts and Putnam Management’s newly launched exchange-traded funds. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of

52 RetirementReady® Funds

services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, The Putnam Funds generally performed well in 2020, which Putnam Management characterized as a challenging year with significant volatility and varied market dynamics. On an asset-weighted basis, the Putnam funds ranked in the second quartile of their peers as determined by Lipper Inc. (“Lipper”) for the year ended December 31, 2020 and, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2020. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, continued to be exceptionally strong over the long term, with The Putnam Funds ranking as the 3rd best performing mutual fund complex out of 44 complexes for the ten-year period, with 2020 marking the fourth consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees noted that The Putnam Funds’ performance was solid over the one- and five-year periods, with The Putnam Funds ranking 22nd out of 53 complexes and 14th out of 50 complexes, respectively. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 26 of the funds were four- or five-star rated at the end of 2020 (representing an increase of four funds year-over-year) and that this included seven funds that had achieved a five-star rating (representing an increase of two funds year-over-year). They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2020 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds and evaluate whether additional actions to address areas of underperformance may be warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. For each of the Putnam RetirementReady Funds (except for the 2065 Fund, which commenced operations on January 4, 2021), the Trustees considered information about the fund’s total return and its performance relative to its internal benchmark over the one-year, three-year and five-year periods ended December 31, 2020. Over the one-year, three-year and five-year periods, the class A share net return of each Putnam RetirementReady Fund was positive but trailed the return of its internal benchmark. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.) The Trustees expressed concern about the significant underperformance relative to its benchmark of the Maturity Fund over the one-year period ended December 31, 2020; the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund and the 2045 Fund over the one-year and three-year periods ended December 31, 2020; the 2050 Fund over the one-year, three-year and five-year periods ended December 31, 2020; and the 2055 Fund and the 2060 Fund over the three-year and five-year periods ended December 31, 2020. The Trustees considered the circumstances that may have contributed to this disappointing performance. The Trustees noted Putnam Management’s observation that the Putnam RetirementReady

RetirementReady® Funds 53

Funds are funds-of-funds and that the underperformance over the one-year and three-year periods of near-retirement vintage funds, such as the 2025 Fund, largely resulted from underlying funds that had underperformed traditional asset classes over those periods. The Trustees also considered Putnam Management’s view that far-from-retirement vintage funds, such as the 2060 Fund, had higher equity exposure and that their underperformance over the three-year and five-year periods was primarily due to the under-performance of quantitative equity strategies. The Trustees noted Putnam Management’s observation that funds in the middle of the Putnam RetirementReady Fund glide path experienced a blend of these impacts.

The Trustees considered that the funds’ portfolio managers remained confident in the underlying funds’ quantitative strategies despite challenges in recent years. The Trustees also noted that Putnam Management remained confident in each Putnam RetirementReady Fund’s portfolio managers.

The Trustees considered Putnam Management’s continued efforts to support fund performance through certain initiatives, including structuring compensation for portfolio managers to enhance accountability for fund performance, emphasizing accountability in the portfolio management process and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2020 to strengthen its investment team.

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance concerns that may arise from time to time. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. The Trustees also considered that Putnam Management has made changes in light of subpar investment performance when warranted. Based on Putnam Management’s willingness to take appropriate measures to address fund performance issues, the Trustees concluded that it continued to be advisable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund, with all the attendant risks and disruptions, would not likely provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contract and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

54 RetirementReady® Funds

Audited financial statements

These sections of the report, as well as the accompanying Notes, preceded by the Report of Independent Registered Public Accounting Firm, constitute each fund’s audited financial statements.

The fund’s portfolio lists each fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how each fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows each fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine each fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how each fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of each fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

RetirementReady® Funds 55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Target Date Funds and Shareholders of
Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund,
Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund,
Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund,
Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund,
Putnam RetirementReady 2025 Fund, and Putnam RetirementReady Maturity Fund.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the funds’ portfolios, of each of the funds indicated in the table below (constituting Putnam Target Date Funds, hereafter collectively referred to as the “Funds”) as of July 31, 2021, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2021, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

	Statement of	Statement of changes
Fund	operations	in net assets	Financial highlights
	For the year ended	For the years ended	For each of the periods
Putnam RetirementReady 2060 Fund	July 31, 2021	July 31, 2021 and 2020	indicated therein
Putnam RetirementReady 2055 Fund
Putnam RetirementReady 2050 Fund
Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady Maturity Fund
Putnam RetirementReady 2065 Fund	For the period 1/4/2021 (commencement of operations) through July 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP
Boston, Massachusetts
September 14, 2021

We have served as the auditor of one or more investment companies in the Putnam Investments family of mutual funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

56 RetirementReady® Funds

The funds’ portfolios 7/31/21

2065 Fund	Shares	Value
Absolute Return Funds (10.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	96	$892
Putnam Multi-Asset Absolute Return Fund Class P †††	1,668	17,701
Total Absolute Return Funds (cost $18,369)		$18,593

Asset Allocation Funds (89.5%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	8,231	$134,821
Putnam Dynamic Asset Allocation Growth Fund Class P †††	1,358	29,372
Total Asset Allocation Funds (cost $150,874)		$164,193

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	881	$881
Total Fixed Income Funds (cost $881)		$881

TOTAL INVESTMENTS
Total Investments (cost $170,124)		$183,667

*Percentages indicated are based on net assets of $183,554.

2060 Fund	Shares	Value
Absolute Return Funds (10.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	4,795	$44,406
Putnam Multi-Asset Absolute Return Fund Class P †††	59,212	628,244
Total Absolute Return Funds (cost $666,054)		$672,650

Asset Allocation Funds (89.2%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	284,739	$4,664,021
Putnam Dynamic Asset Allocation Growth Fund Class P †††	52,958	1,145,473
Total Asset Allocation Funds (cost $5,178,608)		$5,809,494

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	31,850	$31,850
Total Fixed Income Funds (cost $31,850)		$31,850

TOTAL INVESTMENTS
Total Investments (cost $5,876,512)		$6,513,994

*Percentages indicated are based on net assets of $6,510,964.

RetirementReady® Funds 57

The funds’ portfolios 7/31/21 cont.

2055 Fund	Shares	Value
Absolute Return Funds (10.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	49,470	$458,095
Putnam Multi-Asset Absolute Return Fund Class P †††	328,754	3,488,077
Total Absolute Return Funds (cost $3,983,142)		$3,946,172

Asset Allocation Funds (88.6%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,244,874	$20,391,034
Putnam Dynamic Asset Allocation Growth Fund Class P †††	537,981	11,636,528
Total Asset Allocation Funds (cost $25,974,282)		$32,027,562

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	176,712	$176,712
Total Fixed Income Funds (cost $176,712)		$176,712

TOTAL INVESTMENTS
Total Investments (cost $30,134,136)		$36,150,446

*Percentages indicated are based on net assets of $36,128,802.

2050 Fund	Shares	Value
Absolute Return Funds (11.8%)*
Putnam Fixed Income Absolute Return Fund Class P †††	209,706	$1,941,882
Putnam Multi-Asset Absolute Return Fund Class P †††	823,620	8,738,611
Total Absolute Return Funds (cost $10,901,340)		$10,680,493

Asset Allocation Funds (87.8%)*
Putnam Dynamic Asset Allocation Equity Fund Class P †††	2,110,661	$34,572,623
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,071,992	44,817,195
Total Asset Allocation Funds (cost $62,679,671)		$79,389,818

Fixed Income Funds (0.5%)*
Putnam Government Money Market Fund Class G †††	445,110	$445,110
Total Fixed Income Funds (cost $445,110)		$445,110

TOTAL INVESTMENTS
Total Investments (cost $74,026,121)		$90,515,421

*Percentages indicated are based on net assets of $90,465,707.

58 RetirementReady® Funds

The funds’ portfolios 7/31/21 cont.

2045 Fund	Shares	Value
Absolute Return Funds (14.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	326,862	$3,026,746
Putnam Multi-Asset Absolute Return Fund Class P †††	1,304,622	13,842,038
Total Absolute Return Funds (cost $17,176,356)		$16,868,784

Asset Allocation Funds (83.9%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	88,307	$1,615,136
Putnam Dynamic Asset Allocation Equity Fund Class P †††	1,005,999	16,478,257
Putnam Dynamic Asset Allocation Growth Fund Class P †††	3,614,553	78,182,782
Total Asset Allocation Funds (cost $76,735,804)		$96,276,175

Fixed Income Funds (1.5%)*
Putnam Government Money Market Fund Class G †††	1,707,172	$1,707,172
Total Fixed Income Funds (cost $1,707,172)		$1,707,172

TOTAL INVESTMENTS
Total Investments (cost $95,619,332)		$114,852,131

*Percentages indicated are based on net assets of $114,786,565.

2040 Fund	Shares	Value
Absolute Return Funds (20.3%)*
Putnam Fixed Income Absolute Return Fund Class P †††	910,789	$8,433,902
Putnam Multi-Asset Absolute Return Fund Class P †††	3,037,363	32,226,418
Total Absolute Return Funds (cost $41,628,915)		$40,660,320

Asset Allocation Funds (77.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	1,578,433	$28,869,541
Putnam Dynamic Asset Allocation Growth Fund Class P †††	5,813,151	125,738,450
Total Asset Allocation Funds (cost $120,818,560)		$154,607,991

Fixed Income Funds (2.8%)*
Putnam Government Money Market Fund Class G †††	5,582,086	$5,582,086
Total Fixed Income Funds (cost $5,582,086)		$5,582,086

TOTAL INVESTMENTS
Total Investments (cost $168,029,561)		$200,850,397

*Percentages indicated are based on net assets of $200,724,569.

RetirementReady® Funds 59

The funds’ portfolios 7/31/21 cont.

2035 Fund	Shares	Value
Absolute Return Funds (28.4%)*
Putnam Fixed Income Absolute Return Fund Class P †††	1,605,517	$14,867,083
Putnam Multi-Asset Absolute Return Fund Class P †††	3,325,858	35,287,355
Total Absolute Return Funds (cost $51,394,868)		$50,154,438

Asset Allocation Funds (68.0%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	4,105,423	$75,088,196
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	117,948	1,421,274
Putnam Dynamic Asset Allocation Growth Fund Class P †††	2,024,868	43,797,893
Total Asset Allocation Funds (cost $98,920,079)		$120,307,363

Fixed Income Funds (3.7%)*
Putnam Government Money Market Fund Class G †††	6,497,990	$6,497,990
Total Fixed Income Funds (cost $6,497,990)		$6,497,990

TOTAL INVESTMENTS
Total Investments (cost $156,812,937)		$176,959,791

*Percentages indicated are based on net assets of $176,828,020.

2030 Fund	Shares	Value
Absolute Return Funds (38.1%)*
Putnam Fixed Income Absolute Return Fund Class P †††	3,719,841	$34,445,730
Putnam Multi-Asset Absolute Return Fund Class P †††	5,839,803	61,960,314
Total Absolute Return Funds (cost $98,881,155)		$96,406,044

Asset Allocation Funds (57.1%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	6,847,709	$125,244,606
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	1,606,357	19,356,606
Total Asset Allocation Funds (cost $121,813,944)		$144,601,212

Fixed Income Funds (4.9%)*
Putnam Government Money Market Fund Class G †††	12,338,262	$12,338,262
Total Fixed Income Funds (cost $12,338,262)		$12,338,262

TOTAL INVESTMENTS
Total Investments (cost $233,033,361)		$253,345,518

*Percentages indicated are based on net assets of $253,145,221.

60 RetirementReady® Funds

The funds’ portfolios 7/31/21 cont.

2025 Fund	Shares	Value
Absolute Return Funds (48.9%)*
Putnam Fixed Income Absolute Return Fund Class P †††	4,376,168	$40,523,314
Putnam Multi-Asset Absolute Return Fund Class P †††	5,595,836	59,371,824
Total Absolute Return Funds (cost $101,469,803)		$99,895,138

Asset Allocation Funds (45.2%)*
Putnam Dynamic Asset Allocation Balanced Fund Class P †††	2,370,825	$43,362,384
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	4,072,071	49,068,452
Total Asset Allocation Funds (cost $83,755,815)		$92,430,836

Fixed Income Funds (6.0%)*
Putnam Government Money Market Fund Class G †††	12,233,822	$12,233,822
Total Fixed Income Funds (cost $12,233,822)		$12,233,822

TOTAL INVESTMENTS
Total Investments (cost $197,459,440)		$204,559,796

*Percentages indicated are based on net assets of $204,395,589.

Maturity Fund	Shares	Value
Absolute Return Funds (59.7%)*
Putnam Fixed Income Absolute Return Fund Class P †††	9,669,344	$89,538,127
Putnam Multi-Asset Absolute Return Fund Class P †††	8,613,082	91,384,802
Total Absolute Return Funds (cost $184,908,430)		$180,922,929

Asset Allocation Funds (34.4%)*
Putnam Dynamic Asset Allocation Conservative Fund Class P †††	8,656,535	$104,311,248
Total Asset Allocation Funds (cost $95,317,636)		$104,311,248

Fixed Income Funds (6.0%)*
Putnam Government Money Market Fund Class G †††	18,202,687	$18,202,687
Total Fixed Income Funds (cost $18,202,687)		$18,202,687

TOTAL INVESTMENTS
Total Investments (cost $298,428,753)		$303,436,864

*Percentages indicated are based on net assets of $303,182,673.

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the funds’ portfolios are for the close of each fund’s reporting period, which ran from August 1, 2020 through July 31, 2021, except for 2065 Fund, which is for the period January 4, 2021 (commencement of operations) to July 31, 2021, (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures.

††† Affiliated Company (Note 5).

RetirementReady® Funds 61

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each fund’s investments. The three levels are defined as follows:

Level 1 : Valuations based on quoted prices for identical securities in active markets.

Level 2 : Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 : Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the funds’ net assets as of the close of the reporting period:

	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3	Total
2065 Fund	$183,667	$—	$—	$183,667
2060 Fund	6,513,994	—	—	6,513,994
2055 Fund	36,150,446	—	—	36,150,446
2050 Fund	90,515,421	—	—	90,515,421
2045 Fund	114,852,131	—	—	114,852,131
2040 Fund	200,850,397	—	—	200,850,397
2035 Fund	176,959,791	—	—	176,959,791
2030 Fund	253,345,518	—	—	253,345,518
2025 Fund	204,559,796	—	—	204,559,796
Maturity Fund	303,436,864	—	—	303,436,864

The accompanying notes are an integral part of these financial statements.

62 RetirementReady® Funds

Statement of assets and liabilities 7/31/21

ASSETS	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$183,667	$6,513,994	$36,150,446	$90,515,421	$114,852,131
Cash	—	—	—	2,388	3
Receivable for income distributions
from underlying Putnam fund shares	—	—	1	4	14
Unamortized offering costs (Note 1)	56,636	—	—	—	—
Receivable for shares of the fund sold	2,714	18,888	29,452	54,707	33,684
Receivable for investments sold	—	3,270	—	95,827	13,469
Receivable from Manager (Note 2)	78,053	8,508	18,842	36,997	44,545
Total assets	321,070	6,544,660	36,198,741	90,705,344	114,943,846

LIABILITIES
Payable to custodian	—	—	2,391	—	—
Payable for shares of the
fund repurchased	—	3,269	—	95,827	13,469
Payable for investments purchased	2,714	18,800	29,456	54,711	33,699
Payable for investor servicing
fees (Note 2)	33	1,092	7,466	18,664	24,029
Payable for distribution fees (Note 2)	97	1,269	4,726	13,719	15,570
Payable for reports to shareholders	2,083	6,506	8,213	10,474	10,947
Payable for legal fee	—	733	5,612	15,269	19,297
Payable for auditing and tax fee	19	806	5,405	14,029	17,833
Payable for offering costs (Note 1)	132,514	—	—	—	—
Other accrued expenses	56	1,221	6,670	16,944	22,437
Total liabilities	137,516	33,696	69,939	239,637	157,281

Net assets	$183,554	$6,510,964	$36,128,802	$90,465,707	$114,786,565

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1, 4 and 6)	$169,742	$5,425,181	$29,350,254	$73,696,272	$95,446,419
Total distributable earnings (Note 1)	13,812	1,085,783	6,778,548	16,769,435	19,340,146
Total - Representing net assets
applicable to capital outstanding	$183,554	$6,510,964	$36,128,802	$90,465,707	$114,786,565

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$17,538	$912,322	$4,412,389	$7,601,409	$13,491,340
Number of shares outstanding	1,546	65,691	320,773	340,543	557,602
Net asset value and redemption price	$11.34	$13.89	$13.76	$22.32	$24.20
Offering price per class A share
(100/94.25 of Class A net asset value) *	$12.03	$14.74	$14.60	$23.68	$25.68

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 63

Statement of assets and liabilities 7/31/21 cont.

COMPUTATION OF NET ASSET
VALUE AND OFFERING PRICE	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Computation of net asset value and offering price Class B
Net Assets	N/A	$17,019	$102,529	$315,517	$524,442
Number of shares outstanding	N/A	1,238	7,559	14,524	24,741
Net asset value and offering price ***	N/A	$13.75	$13.56	$21.72	$21.20
Computation of net asset value and offering price Class C
Net Assets	$83,561	$289,790	$1,157,713	$1,076,836	$987,031
Number of shares outstanding	7,398	21,203	87,129	50,383	46,610
Net asset value and offering price ***	$11.29†	$13.67	$13.29	$21.37	$21.18
Computation of net asset value, offering price and redemption price Class R
Net Assets	$11,316	$17,494	$166,422	$753,987	$127,286
Number of shares outstanding	1,000	1,255	12,111	34,683	5,054
Net asset value, offering price
and redemption value	$11.32	$13.94	$13.74	$21.74	$25.19
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$11,332	$38,558	$2,944,956	$3,863,979	$4,269,611
Number of shares outstanding	1,000	2,765	212,803	173,831	141,174
Net asset value, offering price
and redemption value	$11.33	$13.94†	$13.84	$22.23	$30.24
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$11,348	$31,724	$336,222	$175,997	$839,890
Number of shares outstanding	1,000	2,272	24,260	7,907	27,732
Net asset value, offering price
and redemption value	$11.35	$13.96	$13.86	$22.26	$30.29
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$11,358	$11,351	$11,302	$11,242	$11,132
Number of shares outstanding	1,000	812	815	505	367
Net asset value, offering price
and redemption value	$11.36	$13.97†	$13.87	$22.28†	$30.31†
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$25,743	$1,487,214	$6,220,763	$10,882,431	$11,512,896
Number of shares outstanding	2,265	106,358	448,217	488,183	379,581
Net asset value, offering price
and redemption value	$11.36†	$13.98	$13.88	$22.29	$30.33
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$11,358	$3,705,492	$20,776,506	$65,784,309	$83,022,937
Number of shares outstanding	1,000	265,889	1,493,833	2,953,433	2,737,416
Net asset value, offering price
and redemption value	$11.36	$13.94	$13.91	$22.27	$30.33
Cost of investments (Note 1)	$170,124	$5,876,512	$30,134,136	$74,026,121	$95,619,332

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

64 RetirementReady® Funds

Statement of assets and liabilities 7/31/21 cont.

					Maturity
ASSETS	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Investments in affiliated underlying
Putnam funds, at value (Notes 1 and 5)	$200,850,397	$176,959,791	$253,345,518	$204,559,796	$303,436,864
Cash	—	—	—	10	991
Receivable for income distributions
from underlying Putnam fund shares	48	54	103	101	154
Receivable for shares of the fund sold	457,166	95,640	228,526	1,915,576	7,523
Receivable for investments sold	2,000	609,190	539,898	178,598	452,659
Receivable from Manager (Note 2)	64,255	47,271	53,361	43,187	99,541
Total assets	201,373,866	177,711,946	254,167,406	206,697,268	303,997,732

LIABILITIES
Payable to custodian	5	2	—	—	—
Payable for shares of the
fund repurchased	2,000	609,190	539,898	178,598	452,659
Payable for investments purchased	457,215	95,697	228,634	1,915,683	7,673
Payable for investor servicing
fees (Note 2)	42,420	37,460	54,984	44,707	67,515
Payable for distribution fees (Note 2)	19,068	26,584	27,892	27,748	31,233
Payable for reports to shareholders	14,083	12,587	15,647	13,111	23,366
Payable for legal fee	39,599	34,858	54,267	40,468	81,399
Payable for auditing and tax fee	33,834	29,154	43,353	33,394	46,220
Other accrued expenses	41,073	38,394	57,510	47,970	104,994
Total liabilities	649,297	883,926	1,022,185	2,301,679	815,059

Net assets	$200,724,569	$176,828,020	$253,145,221	$204,395,589	$303,182,673

REPRESENTED BY
Paid-in-capital
(unlimited shares authorized)
(Notes 1 and 4)	$168,726,866	$155,670,301	$233,707,124	$199,636,032	$312,951,404
Total distributable earnings (Note 1)	31,997,703	21,157,719	19,438,097	4,759,557	(9,768,731)
Total — Representing net assets
applicable to capital outstanding	$200,724,569	$176,828,020	$253,145,221	$204,395,589	$303,182,673

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value, offering price and redemption price Class A
Net Assets	$17,762,533	$23,803,178	$24,643,292	$24,306,135	$29,464,765
Number of shares outstanding	684,523	938,559	1,032,788	1,069,881	1,692,761
Net asset value and redemption price	$25.95	$25.36	$23.86	$22.72	$17.41
Offering price per class A share
(100/94.25 of Class A net asset value) *	$27.53	$26.91	$25.32	$24.11	N/A
Offering price per class A share
(100/96.00 of Class A net asset value) **	N/A	N/A	N/A	N/A	$18.14

(Continued on next page)

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 65

Statement of assets and liabilities 7/31/21 cont.

COMPUTATION OF NET ASSET					Maturity
VALUE AND OFFERING PRICE	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Computation of net asset value and offering price Class B
Net Assets	$538,617	$370,256	$281,984	$348,189	$530,843
Number of shares outstanding	23,431	16,270	12,643	16,713	31,307
Net asset value and offering price ***	$22.99	$22.76	$22.30	$20.83	$16.96
Computation of net asset value and offering price Class C
Net Assets	$823,367	$1,212,961	$1,348,740	$1,688,075	$1,647,499
Number of shares outstanding	36,545	53,764	61,224	81,925	96,895
Net asset value and offering price ***	$22.53	$22.56	$22.03	$20.61	$17.00
Computation of net asset value, offering price and redemption price Class R
Net Assets	$283,626	$875,955	$585,727	$740,839	$736,690
Number of shares outstanding	10,600	36,393	26,423	35,178	42,366
Net asset value, offering price
and redemption value	$26.76	$24.07	$22.17	$21.06	$17.39
Computation of net asset value, offering price and redemption price Class R3
Net Assets	$3,859,680	$7,414,582	$7,451,721	$5,475,200	$2,584,375
Number of shares outstanding	123,792	244,720	269,846	241,957	147,956
Net asset value, offering price
and redemption value	$31.18	$30.30	$27.61	$22.63	$17.47
Computation of net asset value, offering price and redemption price Class R4
Net Assets	$880,478	$686,884	$2,898,968	$1,350,629	$220,354
Number of shares outstanding	28,200	22,639	104,828	59,600	12,614
Net asset value, offering price
and redemption value	$31.22	$30.34	$27.65	$22.66	$17.47
Computation of net asset value, offering price and redemption price Class R5
Net Assets	$10,976	$10,784	$10,569	$10,347	$10,151
Number of shares outstanding	351	355	382	456	581
Net asset value, offering price
and redemption value	$31.25†	$30.37†	$27.68†	$22.68†	$17.47
Computation of net asset value, offering price and redemption price Class R6
Net Assets	$14,318,166	$17,492,099	$18,567,023	$11,000,832	$4,672,953
Number of shares outstanding	457,912	575,694	670,447	484,719	267,535
Net asset value, offering price
and redemption value	$31.27	$30.38	$27.69	$22.70	$17.47
Computation of net asset value, offering price and redemption price Class Y
Net Assets	$162,247,126	$124,961,321	$197,357,197	$159,475,343	$263,315,043
Number of shares outstanding	5,200,187	4,117,852	7,142,318	7,038,167	15,073,534
Net asset value, offering price
and redemption value	$31.20	$30.35	$27.63	$22.66	$17.47
Cost of investments (Note 1)	$168,029,561	$156,812,937	$233,033,361	$197,459,440	$298,428,753

*On retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

**On retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

***Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

†Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

66 RetirementReady® Funds

Statement of operations Year ended 7/31/21*

INVESTMENT INCOME	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$11	$32,270	$235,385	$630,064	$786,996

EXPENSES
Compensation of Manager (Note 2)	326	16,234	99,835	249,152	312,610
Investor servicing fees (Note 2)	95	4,611	36,246	94,295	120,906
Distribution fees (Note 2)	183	5,031	33,669	62,313	83,191
Blue sky expense	2,313	81,064	82,348	81,602	83,549
Amortization of offering costs (Note 1)	75,878	—	—	—	—
Other	5,190	10,916	20,512	37,309	45,425
Fees waived and reimbursed
by Manager (Note 2)	(83,751)	(109,958)	(213,975)	(397,902)	(476,973)
Total expenses	$234	7,898	58,635	126,769	168,708

Net investment income (loss)	$(223)	24,372	176,750	503,295	618,288

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	492	638,427	2,297,175	4,072,751	4,656,872
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	—	67,930	394,862	725,648	376,064
Total net realized gain	492	706,357	2,692,037	4,798,399	5,032,936
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam fund shares	13,543	392,258	4,481,562	13,126,441	15,585,210
Total change in net unrealized
appreciation	13,543	392,258	4,481,562	13,126,441	15,585,210

Net gain on investments	14,035	1,098,615	7,173,599	17,924,840	20,618,146

Net increase in net assets resulting
from operations	$13,812	$1,122,987	$7,350,349	$18,428,135	$21,236,434

*Except for 2065 Fund, which is for the period 1/4/21 (commencement of operations) to 7/31/21.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 67

Statement of operations Year ended 7/31/21 cont.

					Maturity
INVESTMENT INCOME	2040 Fund	2035 Fund	2030 Fund	2025 Fund	Fund
Income distributions from underlying
Putnam fund shares (Note 5)	$1,621,993	$1,676,881	$2,742,344	$2,170,713	$3,611,617

EXPENSES
Compensation of Manager (Note 2)	560,702	472,745	679,001	519,517	846,760
Investor servicing fees (Note 2)	227,814	200,420	297,540	231,981	323,735
Distribution fees (Note 2)	126,173	138,485	176,706	157,618	139,237
Blue sky expense	83,848	83,891	83,848	84,026	89,463
Other	72,668	66,004	92,195	77,125	88,884
Fees waived and reimbursed
by Manager (Note 2)	(756,847)	(620,295)	(807,902)	(634,200)	(990,893)
Total expenses	314,358	341,250	521,388	436,067	497,186

Net investment income	1,307,635	1,335,631	2,220,956	1,734,646	3,114,431

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Sale of underlying Putnam fund shares
(Notes 1 and 3)	4,935,569	6,871,202	4,251,388	4,446,026	439,916
Capital gain distribution
from underlying Putnam fund
shares (Note 5)	107,334	376,299	1,000,274	1,061,781	2,422,874
Total net realized gain	5,042,903	7,247,501	5,251,662	5,507,807	2,862,790
Change in net unrealized appreciation (depreciation) on:
Underlying Putnam Fund shares	28,635,174	15,455,547	17,994,244	4,828,354	4,423,613
Total change in net unrealized
apprec iation	28,635,174	15,455,547	17,994,244	4,828,354	4,423,613

Net gain on investments	33,678,077	22,703,048	23,245,906	10,336,161	7,286,403

Net increase in net assets resulting
from operations	$34,985,712	$24,038,679	$25,466,862	$12,070,807	$10,400,834

The accompanying notes are an integral part of these financial statements.

68 RetirementReady® Funds

Statement of changes in net assets

For the period 1/4/21
(commencement of
2065 Fund — INCREASE IN NET ASSETS	operations) to 7/31/21
Operations
Net investment loss	$(223)
Net realized gain on sale of underlying Putnam fund shares	492
Net unrealized appreciation of underlying
Putnam fund shares	13,543
Net increase in net assets resulting from operations	13,812
Increase from capital share transactions (Note 4)	89,742
Total increase in net assets	103,554

NET ASSETS
Beginning of period (Note 6)	80,000
End of period	$183,554

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 69

Statement of changes in net assets

2060 Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$24,372	$33,157
Net realized gain (loss) on sale of underlying
Putnam fund shares	706,357	(19,393)
Net unrealized appreciation of underlying
Putnam fund shares	392,258	185,350
Net increase in net assets resulting from operations	1,122,987	199,114
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,046)	(16,475)
Class B	—	(56)
Class C	—	(943)
Class R	(53)	(23)
Class R6	(10,094)	(10,456)
Class Y	(16,869)	(2,167)
Net realized short-term gain on investments
Class A	(4,846)	(4,133)
Class B	(137)	(61)
Class C	(1,600)	(513)
Class R	(108)	(38)
Class R6	(8,226)	(2,173)
Class Y	(13,618)	(453)
From net realized long-term gain on investments
Class A	(9,858)	(63,979)
Class B	(277)	(944)
Class C	(3,256)	(7,952)
Class R	(219)	(586)
Class R6	(16,731)	(33,702)
Class Y	(27,701)	(7,151)
Increase from capital share transactions (Note 4)	2,545,294	490,166
Total increase in net assets	3,553,642	537,475

NET ASSETS
Beginning of year	2,957,322	2,419,847
End of year	$6,510,964	$2,957,322

The accompanying notes are an integral part of these financial statements.

70 RetirementReady® Funds

Statement of changes in net assets cont.

2055 Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$176,750	$282,851
Net realized gain (loss) on sale of underlying
Putnam fund shares	2,692,037	(1,192,507)
Net unrealized appreciation of underlying
Putnam fund shares	4,481,562	2,152,430
Net increase in net assets resulting from operations	7,350,349	1,242,774
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(20,651)	(106,224)
Class C	(1,930)	(277)
Class R	(1,014)	(482)
Class R6	(73,217)	(63,132)
Class Y	(158,718)	(2,352)
From net realized long-term gain on investments
Class A	—	(1,017,089)
Class B	—	(6,950)
Class C	—	(70,790)
Class R	—	(6,592)
Class R6	—	(420,516)
Class Y	—	(40,041)
Increase from capital share transactions (Note 4)	4,959,355	2,210,169
Total increase in net assets	12,054,174	1,718,498

NET ASSETS
Beginning of year	24,074,628	22,356,130
End of year	$36,128,802	$24,074,628

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 71

Statement of changes in net assets cont.

2050 Fund — INCREASE (DECREASE) IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$503,295	$959,038
Net realized gain (loss) on sale of underlying
Putnam fund shares	4,798,399	(2,850,026)
Net unrealized appreciation of underlying
Putnam fund shares	13,126,441	5,168,582
Net increase in net assets resulting from operations	18,428,135	3,277,594
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(506)	(642,576)
Class B	(1,553)	(729)
Class C	(6,540)	(4,363)
Class R	(7,174)	(4,129)
Class R6	(168,163)	(167,823)
Class Y	(810,568)	(92,942)
From net realized long-term gain on investments
Class A	—	(3,083,210)
Class B	—	(19,027)
Class C	—	(48,635)
Class R	—	(32,484)
Class R6	—	(645,936)
Class Y	—	(373,867)
Increase (decrease) from capital share
transactions (Note 4)	7,078,495	(395,591)
Total increase (decrease) in net assets	24,512,126	(2,233,718)

NET ASSETS
Beginning of year	65,953,581	68,187,299
End of year	$90,465,707	$65,953,581

The accompanying notes are an integral part of these financial statements.

72 RetirementReady® Funds

Statement of changes in net assets cont.

2045 Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$618,288	$1,040,078
Net realized gain (loss) on sale of underlying
Putnam fund shares	5,032,936	(2,922,952)
Net unrealized appreciation of underlying
Putnam fund shares	15,585,210	5,535,941
Net increase in net assets resulting from operations	21,236,434	3,653,067
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(804)	(918,714)
Class B	(1,412)	(4,403)
Class C	(3,402)	(6,740)
Class R	(1,584)	(368)
Class R6	(106,179)	(142,913)
Class Y	(596,382)	(25,902)
From net realized long-term gain on investments
Class A	(40,951)	(3,170,031)
Class B	(1,386)	(30,076)
Class C	(2,710)	(49,740)
Class R	(599)	(11,276)
Class R6	(22,284)	(416,384)
Class Y	(123,140)	(95,226)
Increase from capital share transactions (Note 4)	11,034,851	13,886,902
Total increase in net assets	31,370,452	12,668,196

NET ASSETS
Beginning of year	83,416,113	70,747,917
End of year	$114,786,565	$83,416,113

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 73

Statement of changes in net assets cont.

2040 Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$1,307,635	$2,340,831
Net realized gain (loss) on sale of underlying
Putnam fund shares	5,042,903	(2,114,987)
Net unrealized appreciation of underlying
Putnam fund shares	28,635,174	6,103,787
Net increase in net assets resulting from operations	34,985,712	6,329,631
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(871)	(1,564,011)
Class B	(6,902)	(2,074)
Class C	(10,891)	(4,552)
Class R	(5,924)	(2,735)
Class R6	(299,775)	(246,300)
Class Y	(2,455,834)	(49,650)
From net realized long-term gain on investments
Class A	—	(6,779,509)
Class B	—	(28,235)
Class C	—	(50,891)
Class R	—	(13,897)
Class R6	—	(841,063)
Class Y	—	(181,822)
Increase (decrease) from capital share
transactions (Note 4)	(3,573,725)	9,236,350
Total increase in net assets	28,631,790	5,801,242

NET ASSETS
Beginning of year	172,092,779	166,291,537
End of year	$200,724,569	$172,092,779

The accompanying notes are an integral part of these financial statements.

74 RetirementReady® Funds

Statement of changes in net assets cont.

2035 Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$1,335,631	$2,055,138
Net realized gain (loss) on sale of underlying
Putnam fund shares	7,247,501	(4,660,492)
Net unrealized appreciation of underlying
Putnam fund shares	15,455,547	7,099,365
Net increase in net assets resulting from operations	24,038,679	4,494,011
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,225)	(2,001,766)
Class B	(1,515)	(5,853)
Class C	(3,986)	(17,934)
Class R	(5,707)	(9,261)
Class R6	(183,153)	(277,882)
Class Y	(1,177,466)	(67,763)
From net realized long-term gain on investments
Class A	—	(3,064,135)
Class B	—	(17,125)
Class C	—	(46,336)
Class R	—	(17,483)
Class R6	—	(367,587)
Class Y	—	(102,902)
Increase from capital share transactions (Note 4)	6,657,382	17,653,804
Total increase in net assets	29,323,009	16,151,788

NET ASSETS
Beginning of year	147,505,011	131,353,223
End of year	$176,828,020	$147,505,011

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 75

Statement of changes in net assets cont.

2030 Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$2,220,956	$3,398,832
Net realized gain (loss) on sale of underlying
Putnam fund shares	5,251,662	(1,923,750)
Net unrealized appreciation of underlying
Putnam fund shares	17,994,244	3,222,279
Net increase in net assets resulting from operations	25,466,862	4,697,361
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(1,400)	(4,108,623)
Class B	(1,422)	(11,036)
Class C	(12,957)	(24,953)
Class R	(8,340)	(14,423)
Class R6	(371,862)	(544,140)
Class Y	(2,755,622)	(139,005)
From net realized long-term gain on investments
Class A	—	(3,520,767)
Class B	—	(15,034)
Class C	—	(30,161)
Class R	—	(13,616)
Class R6	—	(410,726)
Class Y	—	(109,675)
Increase from capital share transactions (Note 4)	2,012,444	16,839,032
Total increase in net assets	24,327,703	12,594,234

NET ASSETS
Beginning of year	228,817,518	216,223,284
End of year	$253,145,221	$228,817,518

The accompanying notes are an integral part of these financial statements.

76 RetirementReady® Funds

Statement of changes in net assets cont.

2025 Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$1,734,646	$2,518,294
Net realized gain (loss) on sale of underlying
Putnam fund shares	5,507,807	(3,409,033)
Net unrealized appreciation of underlying
Putnam fund shares	4,828,354	2,843,270
Net increase in net assets resulting from operations	12,070,807	1,952,531
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(70,448)	(3,008,550)
Class B	(2,296)	(8,680)
Class C	(20,259)	(39,826)
Class R	(1,245)	(9,121)
Class R6	(240,616)	(513,730)
Class Y	(2,180,711)	(99,696)
From net realized long-term gain on investments
Class A	(240,044)	(1,179,721)
Class B	(3,738)	(5,963)
Class C	(22,457)	(22,841)
Class R	(1,324)	(4,524)
Class R6	(118,378)	(179,720)
Class Y	(1,055,923)	(39,015)
Increase from capital share transactions (Note 4)	23,919,428	31,401,440
Total increase in net assets	32,032,796	28,242,584

NET ASSETS
Beginning of year	172,362,793	144,120,209
End of year	$204,395,589	$172,362,793

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 77

Statement of changes in net assets cont.

Maturity Fund — INCREASE IN NET ASSETS	Year ended 7/31/21	Year ended 7/31/20
Operations
Net investment income	$3,114,431	$2,019,758
Net realized gain (loss) on sale of underlying
Putnam fund shares	2,862,790	(1,358,097)
Net unrealized appreciation (depreciation) of underlying
Putnam fund shares	4,423,613	(692,081)
Net increase (decrease) in net assets resulting
from operations	10,400,834	(30,420)
Distributions to shareholders (Note 1)
From ordinary income
Net investment income
Class A	(608,213)	(1,885,235)
Class B	(5,165)	(5,908)
Class C	(13,659)	(9,545)
Class M	—	(614)
Class R	(10,334)	(12,908)
Class R3	(13,646)	—
Class R4	(1,628)	—
Class R5	(71)	—
Class R6	(112,932)	(58,999)
Class Y	(3,551,978)	(47,266)
From net realized long-term gain on investments
Class A	(71,971)	(1,050,531)
Class B	(1,733)	(5,941)
Class C	(4,947)	(9,131)
Class R	(2,181)	(7,556)
Class R6	(20,612)	(27,662)
Class Y	(578,833)	(23,228)
Increase from capital share transactions (Note 4)	184,227,854	3,906,712
Total increase in net assets	189,630,785	731,768

NET ASSETS
Beginning of year	113,551,888	112,820,120
End of year	$303,182,673	$113,551,888

The accompanying notes are an integral part of these financial statements.

78 RetirementReady® Funds

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RetirementReady® Funds 79

Financial highlights (For a common share outstanding throughout the period)
2065 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021∆	$10.00	(.02)	1.36	1.34	—	—	—	$11.34	13.40*	$18	.18*	(.17)*	7*
Class C
July 31, 2021∆	$10.00	(.07)	1.36	1.29	—	—	—	$11.29	12.90 *	$84	.61*	(.60)*	7*
Class R
July 31, 2021∆	$10.00	(.04)	1.36	1.32	—	—	—	$11.32	13.20*	$11	.41*	(.40)*	7*
Class R3
July 31, 2021∆	$10.00	(.03)	1.36	1.33	—	—	—	$11.33	13.30 *	$11	.26*	(.25)*	7*
Class R4
July 31, 2021∆	$10.00	(.01)	1.36	1.35	—	—	—	$11.35	13.50 *	$11	.12*	(.11)*	7*
Class R5
July 31, 2021∆	$10.00	—[f]	1.36	1.36	—	—	—	$11.36	13.60*	$11	.03*	(.02)*	7*
Class R6
July 31, 2021∆	$10.00	—[f]	1.36	1.36	—	—	—	$11.36	13.60*	$26	(.03)*	.04*	7*
Class Y
July 31, 2021∆	$10.00	—[f]	1.36	1.36	—	—	—	$11.36	13.60*	$11	.03*	(.02)*	7*

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

80 RetirementReady® Funds	RetirementReady® Funds 81

Financial highlights (For a common share outstanding throughout the period)
2060 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$11.00	.03	3.15	3.18	(.02)	(.27)	(.29)	$13.89	29.22	$912	.34[g]	.24	73
July 31, 2020	10.99	.12	.52	.64	(.12)	(.51)	(.63)	11.00	5.83	1,773	.41[g]	1.15	86
July 31, 2019	11.70	.11	(.12)	(.01)	(.34)	(.36)	(.70)	10.99	.72	1,323.38		1.01	69
July 31, 2018	11.11	.26	.98	1.24	(.45)	(.20)	(.65)	11.70	11.28	232.40		2.22	63
July 31, 2017	9.83	.04	1.43	1.47	(.09)	(.10)	(.19)	11.11	15.19	77.40		.39	15
Class B
July 31, 2021	$10.96	(.04)	3.10	3.06	—	(.27)	(.27)	$13.75	28.20	$17	1.09[g]	(.29)	73
July 31, 2020	10.94	.05	.51	.56	(.03)	(.51)	(.54)	10.96	5.06	17	1.16[g]	.46	86
July 31, 2019	11.66	.06	(.15)	(.09)	(.27)	(.36)	(.63)	10.94	(.07)	22	1.13	.56	69
July 31, 2018	11.05	.12	1.03	1.15	(.34)	(.20)	(.54)	11.66	10.54	16	1.15	1.07	63
July 31, 2017	9.79	(.01)	1.39	1.38	(.02)	(.10)	(.12)	11.05	14.23	14	1.15	(.14)	15
Class C
July 31, 2021	$10.89	(.04)	3.09	3.05	—	(.27)	(.27)	$13.67	28.30	$290	1.09[g]	(.34)	73
July 31, 2020	10.90	.04	.52	.56	(.06)	(.51)	(.57)	10.89	5.06	198	1.16[g]	.42	86
July 31, 2019	11.60	.01	(.10)	(.09)	(.25)	(.36)	(.61)	10.90	(.05)	134	1.13	.06	69
July 31, 2018	11.03	.09	1.05	1.14	(.37)	(.20)	(.57)	11.60	10.41	85	1.15	.79	63
July 31, 2017	9.79	(.02)	1.40	1.38	(.04)	(.10)	(.14)	11.03	14.32	52	1.15	(.19)	15
Class R
July 31, 2021	$11.09	.01	3.15	3.16	(.04)	(.27)	(.31)	$13.94	28.86	$17	.68[g]	.10	73
July 31, 2020	11.01	.06	.55	.61	(.02)	(.51)	(.53)	11.09	5.49	14	.66[g]	.59	86
July 31, 2019	11.69	.09	(.12)	(.03)	(.29)	(.36)	(.65)	11.01	.52	27.63		.82	69
July 31, 2018	11.10	.14	1.06	1.20	(.41)	(.20)	(.61)	11.69	10.97	28.65		1.23	63
July 31, 2017	9.82	.04	1.40	1.44	(.06)	(.10)	(.16)	11.10	14.83	13.65		.36	15
Class R3
July 31, 2021∆	12.31	(.03)	1.66	1.63	—	—	—	$13.94	13.24*	$39	.26*g	(.25)*	73
Class R4
July 31, 2021∆	12.31	(.01)	1.66	1.65	—	—	—	$13.96	13.40*	$32	.12*g	(.11)*	73
Class R5
July 31, 2021∆	12.31	—[f]	1.66	1.66	—	—	—	$13.97	13.48*	$11	.03*g	(.02)*	73
Class R6
July 31, 2021	$11.11	.10	3.15	3.25	(.11)	(.27)	(.38)	$13.98	29.67	$1,487	.01[g]	.76	73
July 31, 2020	11.08	.17	.52	.69	(.15)	(.51)	(.66)	11.11	6.20	877	.09[g]	1.63	86
July 31, 2019	11.77	.20	(.18)	.02	(.35)	(.36)	(.71)	11.08	1.02	775.05		1.87	69
July 31, 2018	11.15	.23	1.06	1.29	(.47)	(.20)	(.67)	11.77	11.71	435.05		2.00	63
July 31, 2017 †	9.86	.07	1.41	1.48	(.09)	(.10)	(.19)	11.15	15.31*	80	.05*	.69*	15

The accompanying notes are an integral part of these financial statements.

82 RetirementReady® Funds	RetirementReady® Funds 83

Financial highlights cont.
2060 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$11.08	.09	3.15	3.24	(.11)	(.27)	(.38)	$13.94	29.66	$3,705	.09[g]	.67	73
July 31, 2020	11.06	.16	.51	.67	(.14)	(.51)	(.65)	11.08	6.08	79	.16[g]	1.52	86
July 31, 2019	11.74	.04	(.02)	.02	(.34)	(.36)	(.70)	11.06	1.01	116.13		.34	69
July 31, 2018	11.14	.26	1.00	1.26	(.46)	(.20)	(.66)	11.74	11.46	51.15		2.22	63
July 31, 2017	9.85	.06	1.43	1.49	(.10)	(.10)	(.20)	11.14	15.41	24.15		.60	15

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

84 RetirementReady® Funds	RetirementReady® Funds 85

Financial highlights (For a common share outstanding throughout the period)
2055 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$10.77	.04	2.99	3.03	(.04)	—	(.04)	$13.76	28.18	$4,412	.34[g]	.39	39
July 31, 2020	11.01	.13	.48	.61	(.08)	(.77)	(.85)	10.77	5.53	16,369	.43[g]	1.21	50
July 31, 2019	12.57	.13	(.25)	(.12)	(.31)	(1.13)	(1.44)	11.01	.73	14,360.42		1.19	57
July 31, 2018	11.92	.22	1.08	1.30	(.48)	(.17)	(.65)	12.57	11.05	12,962.44		1.80	34
July 31, 2017	10.46	.05	1.52	1.57	(.09)	(.02)	(.11)	11.92	15.08	10,030.45		.49	30
Class B
July 31, 2021	$10.67	(.04)	2.93	2.89	—	—	—	$13.56	27.09	$103	1.09[g]	(.31)	39
July 31, 2020	10.92	.05	.47	.52	—	(.77)	(.77)	10.67	4.72	103	1.18[g]	.45	50
July 31, 2019	12.45	.05	(.23)	(.18)	(.22)	(1.13)	(1.35)	10.92	.06	102	1.17	.47	57
July 31, 2018	11.81	.11	1.09	1.20	(.39)	(.17)	(.56)	12.45	10.26	103	1.19	.94	34
July 31, 2017	10.37	(.02)	1.49	1.47	(.01)	(.02)	(.03)	11.81	14.17	98	1.20	(.21)	30
Class C
July 31, 2021	$10.47	(.03)	2.87	2.84	(.02)	—	(.02)	$13.29	27.16	$1,158	1.09[g]	(.27)	39
July 31, 2020	10.73	.05	.46	.51	—[f]	(.77)	(.77)	10.47	4.74	923	1.18[g]	.53	50
July 31, 2019	12.28	.05	(.24)	(.19)	(.23)	(1.13)	(1.36)	10.73	.02	959	1.17	.49	57
July 31, 2018	11.66	.13	1.06	1.19	(.40)	(.17)	(.57)	12.28	10.25	895	1.19	1.08	34
July 31, 2017	10.25	(.02)	1.46	1.44	(.01)	(.02)	(.03)	11.66	14.11	812	1.20	(.19)	30
Class R
July 31, 2021	$10.83	.02	2.97	2.99	(.08)	—	(.08)	$13.74	27.71	$166	.68[g]	.15	39
July 31, 2020	11.07	.10	.49	.59	(.06)	(.77)	(.83)	10.83	5.26	116	.68[g]	.94	50
July 31, 2019	12.52	.07	(.21)	(.14)	(.18)	(1.13)	(1.31)	11.07	.44	87.67		.58	57
July 31, 2018	11.86	.23	1.05	1.28	(.45)	(.17)	(.62)	12.52	10.86	176.69		1.91	34
July 31, 2017	10.42	.06	1.46	1.52	(.06)	(.02)	(.08)	11.86	14.68	253.70		.55	30
Class R3
July 31, 2021∆	$12.27	(.03)	1.60	1.57	—	—	—	$13.84	12.80 *	$2,945	.26*g	(.24)*	39
Class R4
July 31, 2021∆	$12.27	(.01)	1.60	1.59	—	—	—	$13.86	12.96*	$336	.12*g	(.10)*	39
Class R5
July 31, 2021∆	$12.27	—[f]	1.60	1.60	—	—	—	$13.87	13.04*	$11	.03*g	(.01)*	39
Class R6
July 31, 2021	$10.91	.10	3.00	3.10	(.13)	—	(.13)	$13.88	28.60	$6,221	—[g,h]	.84	39
July 31, 2020	11.14	.16	.50	.66	(.12)	(.77)	(.89)	10.91	5.88	6,246	.09[g]	1.55	50
July 31, 2019	12.71	.18	(.26)	(.08)	(.36)	(1.13)	(1.49)	11.14	1.10	6,071.05		1.62	57
July 31, 2018	12.03	.25	1.12	1.37	(.52)	(.17)	(.69)	12.71	11.55	5,241.05		2.03	34
July 31, 2017 †	10.55	.11	1.49	1.60	(.10)	(.02)	(.12)	12.03	15.23*	3,339	.05*	.96*	30

The accompanying notes are an integral part of these financial statements.

86 RetirementReady® Funds	RetirementReady® Funds 87

Financial highlights cont.
2055 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$10.95	.10	2.99	3.09	(.13)	—	(.13)	$13.91	28.41	$20,777	.09[g]	.78	39
July 31, 2020	11.12	.18	.47	.65	(.05)	(.77)	(.82)	10.95	5.80	318	.18[g]	1.68	50
July 31, 2019	12.68	.16	(.25)	(.09)	(.34)	(1.13)	(1.47)	11.12	1.01	662.17		1.43	57
July 31, 2018	12.01	.22	1.13	1.35	(.51)	(.17)	(.68)	12.68	11.35	4,409.19		1.80	34
July 31, 2017	10.53	.08	1.52	1.60	(.10)	(.02)	(.12)	12.01	15.36	2,583.20		.67	30

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

88 RetirementReady® Funds	RetirementReady® Funds 89

Financial highlights (For a common share outstanding throughout the period)
2050 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$17.62	.03	4.67	4.70	—[f]	—	—[f]	$22.32	26.68	$7,601	.34[g]	.19	33
July 31, 2020	17.96	.23	.72	.95	(.22)	(1.07)	(1.29)	17.62	5.33	53,927	.42[g]	1.34	46
July 31, 2019	20.52	.23	(.40)	(.17)	(.51)	(1.88)	(2.39)	17.96	.87	48,610.39		1.27	35
July 31, 2018	19.41	.36	1.72	2.08	(.84)	(.13)	(.97)	20.52	10.82	45,447.41		1.81	38
July 31, 2017	17.05	.09	2.38	2.47	(.11)	—	(.11)	19.41	14.58	43,088.41		.48	37
Class B
July 31, 2021	$17.36	(.05)	4.51	4.46	(.10)	—	(.10)	$21.72	25.76	$316	1.09[g]	(.27)	33
July 31, 2020	17.67	.09	.71	.80	(.04)	(1.07)	(1.11)	17.36	4.52	294	1.17[g]	.55	46
July 31, 2019	20.19	.11	(.39)	(.28)	(.36)	(1.88)	(2.24)	17.67	.14	416	1.14	.59	35
July 31, 2018	19.13	.23	1.65	1.88	(.69)	(.13)	(.82)	20.19	9.90	449	1.16	1.16	38
July 31, 2017	16.81	(.04)	2.36	2.32	—	—	—	19.13	13.80	470	1.16	(.24)	37
Class C
July 31, 2021	$17.11	(.05)	4.44	4.39	(.13)	—	(.13)	$21.37	25.73	$1,077	1.09[g]	(.28)	33
July 31, 2020	17.48	.09	.71	.80	(.10)	(1.07)	(1.17)	17.11	4.55	864	1.17[g]	.52	46
July 31, 2019	20.02	.09	(.38)	(.29)	(.37)	(1.88)	(2.25)	17.48	.13	754	1.14	.53	35
July 31, 2018	18.95	.27	1.60	1.87	(.67)	(.13)	(.80)	20.02	9.93	703	1.16	1.40	38
July 31, 2017	16.65	(.05)	2.35	2.30	—	—	—	18.95	13.81	868	1.16	(.27)	37
Class R
July 31, 2021	$17.40	.03	4.52	4.55	(.21)	—	(.21)	$21.74	26.28	$754	.67[g]	.15	33
July 31, 2020	17.72	.18	.71	.89	(.14)	(1.07)	(1.21)	17.40	5.01	568	.67[g]	1.06	46
July 31, 2019	20.27	.18	(.38)	(.20)	(.47)	(1.88)	(2.35)	17.72	.68	505.64		1.01	35
July 31, 2018	19.20	.34	1.66	2.00	(.80)	(.13)	(.93)	20.27	10.51	823.66		1.69	38
July 31, 2017	16.86	.12	2.29	2.41	(.07)	—	(.07)	19.20	14.34	731.66		.69	37
Class R3
July 31, 2021∆	$19.82	(.05)	2.46	2.41	—	—	—	$22.23	12.16*	$3,864	.26*g	(.22)*	33
Class R4
July 31, 2021∆	$19.82	(.02)	2.46	2.44	—	—	—	$22.26	12.31*	$176	.12*g	(.08)*	33
Class R5
July 31, 2021∆	$19.82	—[f]	2.46	2.46	—	—	—	$22.28	12.41*	$11	.03*g	.01*	33
Class R6
July 31, 2021	$17.80	.17	4.62	4.79	(.30)	—	(.30)	$22.29	27.13	$10,882	— [g] h	.84	33
July 31, 2020	18.13	.29	.73	1.02	(.28)	(1.07)	(1.35)	17.80	5.65	9,883	.08[g]	1.67	46
July 31, 2019	20.70	.31	(.41)	(.10)	(.59)	(1.88)	(2.47)	18.13	1.23	11,249.05		1.67	35
July 31, 2018	19.58	.42	1.74	2.16	(.91)	(.13)	(1.04)	20.70	11.15	11,848.05		2.08	38
July 31, 2017 †	17.17	.16	2.38	2.54	(.13)	—	(.13)	19.58	14.86*	7,136	.05*	.88*	37

The accompanying notes are an integral part of these financial statements.

90 RetirementReady® Funds	RetirementReady® Funds 91

Financial highlights cont.
2050 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$17.81	.17	4.60	4.77	(.31)	—	(.31)	$22.27	26.97	$65,784	.09[g]	.84	33
July 31, 2020	18.14	.52	.49	1.01	(.27)	(1.07)	(1.34)	17.81	5.58	418	.17[g]	2.91	46
July 31, 2019	20.66	.09	(.20)	(.11)	(.53)	(1.88)	(2.41)	18.14	1.17	6,430.14		.51	35
July 31, 2018	19.54	.40	1.74	2.14	(.89)	(.13)	(1.02)	20.66	11.07	2,370.16		1.99	38
July 31, 2017	17.14	.09	2.45	2.54	(.14)	—	(.14)	19.54	14.91	3,645.16		.51	37

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

92 RetirementReady® Funds	RetirementReady® Funds 93

Financial highlights (For a common share outstanding throughout the period)
2045 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$19.54	.05	4.66	4.71	—[f]	(.05)	(.05)	$24.20	24.14	$13,491	.35[g]	.24	36
July 31, 2020	19.90	.25	.69	.94	(.29)	(1.01)	(1.30)	19.54	4.75	70,455	.42[g]	1.35	47
July 31, 2019	22.67	.27	(.41)	(.14)	(.69)	(1.94)	(2.63)	19.90	1.01	55,446.40		1.33	50
July 31, 2018	21.46	.40	1.80	2.20	(.99)	—	(.99)	22.67	10.35	47,694.42		1.79	43
July 31, 2017	18.91	.07	2.59	2.66	(.11)	—	(.11)	21.46	14.10	42,236.42		.35	37
Class B
July 31, 2021	$17.30	(.05)	4.05	4.00	(.05)	(.05)	(.10)	$21.20	23.20	$524	1.10[g]	(.27)	36
July 31, 2020	17.75	.11	.60	.71	(.15)	(1.01)	(1.16)	17.30	3.98	482	1.17[g]	.65	47
July 31, 2019	20.50	.12	(.40)	(.28)	(.53)	(1.94)	(2.47)	17.75	.28	544	1.15	.66	50
July 31, 2018	19.51	.21	1.62	1.83	(.84)	—	(.84)	20.50	9.48	636	1.17	1.05	43
July 31, 2017	17.22	(.07)	2.36	2.29	—	—	—	19.51	13.30	605	1.17	(.41)	37
Class C
July 31, 2021	$17.29	(.05)	4.05	4.00	(.06)	(.05)	(.11)	$21.18	23.23	$987	1.10[g]	(.27)	36
July 31, 2020	17.73	.11	.60	.71	(.14)	(1.01)	(1.15)	17.29	3.97	930	1.17[g]	.65	47
July 31, 2019	20.52	.13	(.41)	(.28)	(.57)	(1.94)	(2.51)	17.73	.26	944	1.15	.69	50
July 31, 2018	19.53	.22	1.62	1.84	(.85)	—	(.85)	20.52	9.50	1,018	1.17	1.07	43
July 31, 2017	17.25	(.07)	2.35	2.28	—	—	—	19.53	13.22	918	1.17	(.40)	37
Class R
July 31, 2021	$20.53	.08	4.77	4.85	(.14)	(.05)	(.19)	$25.19	23.70	$127	.68[g]	.36	36
July 31, 2020	20.63	.24	.70	.94	(.03)	(1.01)	(1.04)	20.53	4.58	226	.67[g]	1.19	47
July 31, 2019	23.32	.21	(.39)	(.18)	(.57)	(1.94)	(2.51)	20.63	.73	212.65		1.00	50
July 31, 2018	22.04	.35	1.85	2.20	(.92)	—	(.92)	23.32	10.05	1,120.67		1.53	43
July 31, 2017	19.41	.07	2.61	2.68	(.05)	—	(.05)	22.04	13.85	1,169.67		.33	37
Class R3
July 31, 2021∆	$27.23	(.06)	3.07	3.01	—	—	—	$30.24	11.05*	$4,270	.26*g	(.21)*	36
Class R4
July 31, 2021∆	$27.23	(.02)	3.08	3.06	—	—	—	$30.29	11.24*	$840	.12*g	(.06)*	36
Class R5
July 31, 2021∆	$27.23	.01	3.07	3.08	—	—	—	$30.31	11.31*	$11	.03*g	.02*	36
Class R6
July 31, 2021	$24.62	.23	5.77	6.00	(.24)	(.05)	(.29)	$30.33	24.52	$11,513	.01[g]	.83	36
July 31, 2020	24.72	.40	.86	1.26	(.35)	(1.01)	(1.36)	24.62	5.11	10,492	.09[g]	1.67	47
July 31, 2019	27.44	.43	(.44)	(.01)	(.77)	(1.94)	(2.71)	24.72	1.36	11,005.05		1.72	50
July 31, 2018	25.76	.58	2.16	2.74	(1.06)	—	(1.06)	27.44	10.75	10,434.05		2.17	43
July 31, 2017 †	22.65	.19	3.04	3.23	(.12)	—	(.12)	25.76	14.32*	7,355	.05*	.77*	37

The accompanying notes are an integral part of these financial statements.

94 RetirementReady® Funds	RetirementReady® Funds 95

Financial highlights cont.
2045 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$24.62	.23	5.78	6.01	(.25)	(.05)	(.30)	$30.33	24.54	$83,023	.10[g]	.80	36
July 31, 2020	24.67	.42	.82	1.24	(.28)	(1.01)	(1.29)	24.62	5.03	831	.17[g]	1.78	47
July 31, 2019	27.38	.43	(.46)	(.03)	(.74)	(1.94)	(2.68)	24.67	1.27	2,478.15		1.74	50
July 31, 2018	25.72	.51	2.19	2.70	(1.04)	—	(1.04)	27.38	10.58	8,609.17		1.89	43
July 31, 2017	22.61	.10	3.15	3.25	(.14)	—	(.14)	25.72	14.42	5,797.17		.43	37

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

96 RetirementReady® Funds	RetirementReady® Funds 97

Financial highlights (For a common share outstanding throughout the period)
2040 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$21.58	.05	4.32	4.37	—[f]	—	—[f]	$25.95	20.26	$17,763	.36[g]	.23	43
July 31, 2020	22.00	.29	.60	.89	(.25)	(1.06)	(1.31)	21.58	4.04	151,384	.41[g]	1.37	53
July 31, 2019	24.24	.34	(.32)	.02	(.64)	(1.62)	(2.26)	22.00	1.33	138,186.38		1.55	28
July 31, 2018	23.21	.42	1.73	2.15	(1.10)	(.02)	(1.12)	24.24	9.36	126,350.39		1.77	39
July 31, 2017	20.58	.04	2.66	2.70	(.07)	—	(.07)	23.21	13.13	119,021.39		.20	39
Class B
July 31, 2021	$19.50	(.05)	3.81	3.76	(.27)	—	(.27)	$22.99	19.39	$539	1.10[g]	(.22)	43
July 31, 2020	19.99	.12	.53	.65	(.08)	(1.06)	(1.14)	19.50	3.24	523	1.16[g]	.63	53
July 31, 2019	22.20	.16	(.29)	(.13)	(.46)	(1.62)	(2.08)	19.99	.61	574	1.13	.79	28
July 31, 2018	21.35	.23	1.58	1.81	(.94)	(.02)	(.96)	22.20	8.53	672	1.14	1.05	39
July 31, 2017	19.02	(.11)	2.44	2.33	—	—	—	21.35	12.25	735	1.14	(.56)	39
Class C
July 31, 2021	$19.11	(.05)	3.73	3.68	(.26)	—	(.26)	$22.53	19.38	$823	1.10[g]	(.22)	43
July 31, 2020	19.63	.12	.52	.64	(.10)	(1.06)	(1.16)	19.11	3.23	829	1.16[g]	.63	53
July 31, 2019	21.88	.20	(.34)	(.14)	(.49)	(1.62)	(2.11)	19.63	.57	1,011	1.13	1.03	28
July 31, 2018	21.06	.22	1.57	1.79	(.95)	(.02)	(.97)	21.88	8.58	993	1.14	1.02	39
July 31, 2017	18.76	(.11)	2.41	2.30	—	—	—	21.06	12.26	985	1.14	(.54)	39
Class R
July 31, 2021	$22.65	.08	4.39	4.47	(.36)	—	(.36)	$26.76	19.88	$284	.69[g]	.32	43
July 31, 2020	23.06	.24	.62	.86	(.21)	(1.06)	(1.27)	22.65	3.73	357	.66[g]	1.08	53
July 31, 2019	25.09	.28	(.27)	.01	(.42)	(1.62)	(2.04)	23.06	1.11	282.63		1.20	28
July 31, 2018	23.95	.59	1.57	2.16	(1.00)	(.02)	(1.02)	25.09	9.09	212.64		2.38	39
July 31, 2017	21.23	.01	2.72	2.73	(.01)	—	(.01)	23.95	12.85	1,673.64		.08	39
Class R3
July 31, 2021∆	$28.47	(.03)	2.74	2.71	—	—	—	$31.18	9.52*	$3,860	.27*g	(.11)*	43
Class R4
July 31, 2021∆	$28.47	.01	2.74	2.75	—	—	—	$31.22	9.66*	$880	.13*g	.03*	43
Class R5
July 31, 2021∆	$28.47	.03	2.75	2.78	—	—	—	$31.25	9.76*	$11	.04*g	.12*	43
Class R6
July 31, 2021	$26.34	.26	5.14	5.40	(.47)	—	(.47)	$31.27	20.69	$14,318	.02[g]	.89	43
July 31, 2020	26.56	.45	.70	1.15	(.31)	(1.06)	(1.37)	26.34	4.36	17,177	.09[g]	1.76	53
July 31, 2019	28.73	.49	(.32)	.17	(.72)	(1.62)	(2.34)	26.56	1.68	21,085.05		1.84	28
July 31, 2018	27.29	.59	2.05	2.64	(1.18)	(.02)	(1.20)	28.73	9.75	22,335.05		2.10	39
July 31, 2017 †	24.17	.14	3.06	3.20	(.08)	—	(.08)	27.29	13.28*	12,731	.05*	.56*	39

The accompanying notes are an integral part of these financial statements.

98 RetirementReady® Funds	RetirementReady® Funds 99

Financial highlights cont.
2040 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$26.31	.25	5.12	5.37	(.48)	—	(.48)	$31.20	20.59	$162,247	.10[g]	.86	43
July 31, 2020	26.54	.51	.61	1.12	(.29)	(1.06)	(1.35)	26.31	4.24	1,823	.16[g]	1.97	53
July 31, 2019	28.68	.46	(.31)	.15	(.67)	(1.62)	(2.29)	26.54	1.61	4,637.13		1.74	28
July 31, 2018	27.26	.61	1.99	2.60	(1.16)	(.02)	(1.18)	28.68	9.61	4,063.14		2.16	39
July 31, 2017	24.13	.08	3.15	3.23	(.10)	—	(.10)	27.26	13.40	7,058.14		.33	39

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

100 RetirementReady® Funds	RetirementReady® Funds 101

Financial highlights (For a common share outstanding throughout the period)
2035 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$21.92	.16	3.28	3.44	—[f]	—	—[f]	$25.36	15.70	$23,803	.38[g]	.70	46
July 31, 2020	22.18	.31	.38	.69	(.38)	(.57)	(.95)	21.92	3.12	127,040	.42[g]	1.45	63
July 31, 2019	24.08	.40	(.19)	.21	(.77)	(1.34)	(2.11)	22.18	1.93	103,856.39		1.79	44
July 31, 2018	23.10	.41	1.41	1.82	(.84)	—	(.84)	24.08	7.94	86,367.41		1.73	43
July 31, 2017	20.85	.06	2.34	2.40	(.15)	—	(.15)	23.10	11.60	76,081.41		.25	37
Class B
July 31, 2021	$19.87	(.01)	2.97	2.96	(.07)	—	(.07)	$22.76	14.90	$370	1.13[g]	(.05)	46
July 31, 2020	20.17	.14	.33	.47	(.20)	(.57)	(.77)	19.87	2.32	463	1.17[g]	.72	63
July 31, 2019	22.07	.23	(.19)	.04	(.60)	(1.34)	(1.94)	20.17	1.17	653	1.14	1.12	44
July 31, 2018	21.21	.23	1.28	1.51	(.65)	—	(.65)	22.07	7.13	767	1.16	1.04	43
July 31, 2017	19.15	(.10)	2.16	2.06	—	—	—	21.21	10.76	827	1.16	(.49)	37
Class C
July 31, 2021	$19.70	(.01)	2.93	2.92	(.06)	—	(.06)	$22.56	14.85	$1,213	1.13[g]	(.05)	46
July 31, 2020	20.02	.14	.33	.47	(.22)	(.57)	(.79)	19.70	2.37	1,391	1.17[g]	.72	63
July 31, 2019	21.96	.21	(.19)	.02	(.62)	(1.34)	(1.96)	20.02	1.12	1,675	1.14	1.06	44
July 31, 2018	21.12	.21	1.30	1.51	(.67)	—	(.67)	21.96	7.18	1,496	1.16	.98	43
July 31, 2017	19.08	(.10)	2.15	2.05	(.01)	—	(.01)	21.12	10.73	1,625	1.16	(.50)	37
Class R
July 31, 2021	$21.04	.06	3.15	3.21	(.18)	—	(.18)	$24.07	15.32	$876	.71[g]	.29	46
July 31, 2020	21.31	.25	.35	.60	(.30)	(.57)	(.87)	21.04	2.86	654	.67[g]	1.20	63
July 31, 2019	23.16	.33	(.18)	.15	(.66)	(1.34)	(2.00)	21.31	1.66	626.64		1.55	44
July 31, 2018	22.26	.46	1.24	1.70	(.80)	—	(.80)	23.16	7.69	797.66		2.00	43
July 31, 2017	20.10	.02	2.24	2.26	(.10)	—	(.10)	22.26	11.30	1,369.66		.11	37
Class R3
July 31, 2021∆	$28.16	.03	2.11	2.14	—	—	—	$30.30	7.60*	$7,415	.30 *g	.09*	46
Class R4
July 31, 2021∆	$28.16	.06	2.12	2.18	—	—	—	$30.34	7.74*	$687	.16*g	.19*	46
Class R5
July 31, 2021∆	$28.16	.09	2.12	2.21	—	—	—	$30.37	7.85*	$11	.07*g	.31*	46
Class R6
July 31, 2021	$26.44	.29	3.94	4.23	(.29)	—	(.29)	$30.38	16.10	$17,492	.04[g]	1.01	46
July 31, 2020	26.53	.45	.46	.91	(.43)	(.57)	(1.00)	26.44	3.48	16,244	.09[g]	1.75	63
July 31, 2019	28.35	.59	(.22)	.37	(.85)	(1.34)	(2.19)	26.53	2.24	18,605.05		2.24	44
July 31, 2018	27.03	.60	1.64	2.24	(.92)	—	(.92)	28.35	8.34	21,366.05		2.14	43
July 31, 2017 †	24.34	.16	2.70	2.86	(.17)	—	(.17)	27.03	11.81*	15,359	.05*	.63*	37

The accompanying notes are an integral part of these financial statements.

102 RetirementReady® Funds	RetirementReady® Funds 103

Financial highlights cont.
2035 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[e]	(%)
Class Y
July 31, 2021	$26.42	.26	3.97	4.23	(.30)	—	(.30)	$30.35	16.09	$124,961	.13[g]	.89	46
July 31, 2020	26.48	.45	.44	.89	(.38)	(.57)	(.95)	26.42	3.38	1,713	.17[g]	1.75	63
July 31, 2019	28.30	.59	(.24)	.35	(.83)	(1.34)	(2.17)	26.48	2.14	5,493.14		2.23	44
July 31, 2018	26.98	.55	1.67	2.22	(.90)	—	(.90)	28.30	8.26	13,086.16		1.97	43
July 31, 2017	24.30	.10	2.76	2.86	(.18)	—	(.18)	26.98	11.85	9,005.16		.38	37

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

104 RetirementReady® Funds	RetirementReady® Funds 105

Financial highlights (For a common share outstanding throughout the period)
2030 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$21.51	.23	2.12	2.35	—[f]	—	—[f]	$23.86	10.93	$24,643	.39[g]	1.03	54
July 31, 2020	21.95	.32	.15	.47	(.49)	(.42)	(.91)	21.51	2.12	198,756	.42[g]	1.53	66
July 31, 2019	23.22	.51	(.08)	.43	(.71)	(.99)	(1.70)	21.95	2.62	180,390.38		2.33	31
July 31, 2018	22.51	.41	1.02	1.43	(.72)	—	(.72)	23.22	6.38	164,247.39		1.80	46
July 31, 2017	20.68	.16	1.82	1.98	(.15)	—	(.15)	22.51	9.61	169,766.39		.73	41
Class B
July 31, 2021	$20.32	.01	2.04	2.05	(.07)	—	(.07)	$22.30	10.11	$282	1.14[g]	.04	54
July 31, 2020	20.76	.16	.13	.29	(.31)	(.42)	(.73)	20.32	1.36	617	1.17[g]	.77	66
July 31, 2019	22.02	.33	(.09)	.24	(.51)	(.99)	(1.50)	20.76	1.80	815	1.13	1.61	31
July 31, 2018	21.36	.26	.95	1.21	(.55)	—	(.55)	22.02	5.66	1,025	1.14	1.17	46
July 31, 2017	19.64	—[f]	1.72	1.72	—	—	—	21.36	8.76	1,299	1.14	—[h]	41
Class C
July 31, 2021	$20.18	—[f]	2.04	2.04	(.19)	—	(.19)	$22.03	10.14	$1,349	1.14[g]	—[h]	54
July 31, 2020	20.66	.15	.14	.29	(.35)	(.42)	(.77)	20.18	1.36	1,384	1.17[g]	.77	66
July 31, 2019	21.94	.33	(.09)	.24	(.53)	(.99)	(1.52)	20.66	1.81	1,430	1.13	1.61	31
July 31, 2018	21.32	.25	.95	1.20	(.58)	—	(.58)	21.94	5.62	1,454	1.14	1.16	46
July 31, 2017	19.60	—[f]	1.73	1.73	(.01)	—	(.01)	21.32	8.81	1,544	1.14	.01	41
Class R
July 31, 2021	$20.31	.09	2.05	2.14	(.28)	—	(.28)	$22.17	10.62	$586	.72[g]	.43	54
July 31, 2020	20.79	.26	.12	.38	(.44)	(.42)	(.86)	20.31	1.83	571	.67[g]	1.27	66
July 31, 2019	22.02	.42	(.07)	.35	(.59)	(.99)	(1.58)	20.79	2.36	652.63		2.04	31
July 31, 2018	21.39	.44	.86	1.30	(.67)	—	(.67)	22.02	6.12	570.64		2.02	46
July 31, 2017	19.64	.11	1.73	1.84	(.09)	—	(.09)	21.39	9.39	2,543.64		.53	41
Class R3
July 31, 2021∆	$26.19	.06	1.36	1.42	—	—	—	$27.61	5.42*	$7,452	.30 *g	.26*	54
Class R4
July 31, 2021∆	$26.19	.09	1.37	1.46	—	—	—	$27.65	5.57*	$2,899	.16*g	.36*	54
Class R5
July 31, 2021∆	$26.19	.12	1.37	1.49	—	—	—	$27.68	5.69*	$11	.07*g	.45*	54
Class R6
July 31, 2021	$25.25	.30	2.54	2.84	(.40)	—	(.40)	$27.69	11.33	$18,567	.05[g]	1.13	54
July 31, 2020	25.60	.46	.16	.62	(.55)	(.42)	(.97)	25.25	2.44	23,780	.09[g]	1.86	66
July 31, 2019	26.78	.69	(.10)	.59	(.78)	(.99)	(1.77)	25.60	2.94	24,909.05		2.73	31
July 31, 2018	25.84	.57	1.17	1.74	(.80)	—	(.80)	26.78	6.75	21,927.05		2.16	46
July 31, 2017 †	23.67	.25	2.08	2.33	(.16)	—	(.16)	25.84	9.90*	13,797	.05*	1.02*	41

The accompanying notes are an integral part of these financial statements.

106 RetirementReady® Funds	RetirementReady® Funds 107

Financial highlights cont.
2030 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$25.22	.23	2.58	2.81	(.40)	—	(.40)	$27.63	11.24	$197,357	.14[g]	.89	54
July 31, 2020	25.57	.43	.17	.60	(.53)	(.42)	(.95)	25.22	2.34	3,709	.17[g]	1.74	66
July 31, 2019	26.74	.68	(.10)	.58	(.76)	(.99)	(1.75)	25.57	2.87	7,617.13		2.69	31
July 31, 2018	25.80	.54	1.18	1.72	(.78)	—	(.78)	26.74	6.70	7,307.14		2.03	46
July 31, 2017	23.65	.21	2.11	2.32	(.17)	—	(.17)	25.80	9.88	6,806.14		.86	41

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

108 RetirementReady® Funds	RetirementReady® Funds 109

Financial highlights (For a common share outstanding throughout the period)
2025 Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$21.56	.21	1.18	1.39	(.05)	(.18)	(.23)	$22.72	6.52	$24,306	.41[g]	.96	74
July 31, 2020	21.98	.33	(.06)	.27	(.50)	(.19)	(.69)	21.56	1.23	151,047	.42[g]	1.56	79
July 31, 2019	22.91	.57	(.02)	.55	(.80)	(.68)	(1.48)	21.98	2.99	112,950.39		2.60	44
July 31, 2018	22.36	.45	.59	1.04	(.49)	—	(.49)	22.91	4.64	93,296.41		1.99	52
July 31, 2017	21.08	.22	1.36	1.58	(.30)	—	(.30)	22.36	7.60	80,908.41		1.02	37
Class B
July 31, 2021	$19.99	.01	1.12	1.13	(.11)	(.18)	(.29)	$20.83	5.73	$348	1.16[g]	.05	74
July 31, 2020	20.38	.16	(.08)	.08	(.28)	(.19)	(.47)	19.99	.42	483	1.17[g]	.79	79
July 31, 2019	21.32	.40	(.04)	.36	(.62)	(.68)	(1.30)	20.38	2.22	739	1.14	1.95	44
July 31, 2018	20.84	.28	.53	.81	(.33)	—	(.33)	21.32	3.90	998	1.16	1.31	52
July 31, 2017	19.66	.05	1.28	1.33	(.15)	—	(.15)	20.84	6.81	1,200	1.16	.26	37
Class C
July 31, 2021	$19.83	.02	1.11	1.13	(.17)	(.18)	(.35)	$20.61	5.75	$1,688	1.16[g]	.07	74
July 31, 2020	20.27	.16	(.07)	.09	(.34)	(.19)	(.53)	19.83	.45	2,409	1.17[g]	.80	79
July 31, 2019	21.26	.39	(.04)	.35	(.66)	(.68)	(1.34)	20.27	2.21	2,393	1.14	1.93	44
July 31, 2018	20.78	.25	.56	.81	(.33)	—	(.33)	21.26	3.89	2,175	1.16	1.19	52
July 31, 2017	19.62	.06	1.27	1.33	(.17)	—	(.17)	20.78	6.84	1,972	1.16	.29	37
Class R
July 31, 2021	$20.18	.05	1.18	1.23	(.17)	(.18)	(.35)	$21.06	6.18	$741	.74[g]	.28	74
July 31, 2020	20.57	.29	(.10)	.19	(.39)	(.19)	(.58)	20.18	.95	140	.67[g]	1.44	79
July 31, 2019	21.44	.48	(.02)	.46	(.65)	(.68)	(1.33)	20.57	2.70	458.64		2.32	44
July 31, 2018	20.97	.45	.47	.92	(.45)	—	(.45)	21.44	4.38	1,045.66		2.13	52
July 31, 2017	19.78	.16	1.29	1.45	(.26)	—	(.26)	20.97	7.39	2,734.66		.79	37
Class R3
July 31, 2021∆	$21.92	.06	.65	.71	—	—	—	$22.63	3.24*	$5,475	.31*g	.28*	74
Class R4
July 31, 2021∆	$21.92	.08	.66	.74	—	—	—	$22.66	3.38*	$1,351	.17*g	.38*	74
Class R5
July 31, 2021∆	$21.92	.10	.66	.76	—	—	—	$22.68	3.47*	$10	.08*g	.47*	74
Class R6
July 31, 2021	$21.77	.26	1.22	1.48	(.37)	(.18)	(.55)	$22.70	6.93	$11,001	.07[g]	1.18	74
July 31, 2020	22.18	.41	(.07)	.34	(.56)	(.19)	(.75)	21.77	1.54	15,965	.09[g]	1.89	79
July 31, 2019	23.11	.66	(.04)	.62	(.87)	(.68)	(1.55)	22.18	3.35	20,842.05		3.02	44
July 31, 2018	22.55	.54	.58	1.12	(.56)	—	(.56)	23.11	5.00	18,185.05		2.36	52
July 31, 2017 †	21.20	.28	1.39	1.67	(.32)	—	(.32)	22.55	7.98*	11,072	.05*	1.30*	37

The accompanying notes are an integral part of these financial statements.

110 RetirementReady® Funds	RetirementReady® Funds 111

Financial highlights cont.
2025 Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$21.76	.20	1.26	1.46	(.38)	(.18)	(.56)	$22.66	6.82	$159,475	.16[g]	.92	74
July 31, 2020	22.13	.40	(.08)	.32	(.50)	(.19)	(.69)	21.76	1.46	2,318	.17[g]	1.86	79
July 31, 2019	23.06	.66	(.06)	.60	(.85)	(.68)	(1.53)	22.13	3.24	6,541.14		3.02	44
July 31, 2018	22.50	.51	.59	1.10	(.54)	—	(.54)	23.06	4.91	13,079.16		2.23	52
July 31, 2017	21.19	.27	1.38	1.65	(.34)	—	(.34)	22.50	7.90	9,036.16		1.22	37

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

112 RetirementReady® Funds	RetirementReady® Funds 113

Financial highlights (For a common share outstanding throughout the period)
Maturity Fund

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class A
July 31, 2021	$17.18	.19	.32	.51	(.24)	(.04)	(.28)	$17.41	2.99	$29,465	.39[g]	1.10	65
July 31, 2020	17.62	.30	(.27)	.03	(.30)	(.17)	(.47)	17.18	.19	108,011	.41[g]	1.77	73
July 31, 2019	17.62	.53	.03	.56	(.53)	(.03)	(.56)	17.62	3.35	104,174.38		3.10	37
July 31, 2018	17.65	.44	(.02)	.42	(.45)	—	(.45)	17.62	2.37	92,361.39		2.47	68
July 31, 2017	17.02	.20	.63	.83	(.20)	—	(.20)	17.65	4.94	80,263.38		1.14	39
Class B
July 31, 2021	$16.75	.05	.32	.37	(.12)	(.04)	(.16)	$16.96	2.22	$531	1.14[g]	.32	65
July 31, 2020	17.18	.17	(.25)	(.08)	(.18)	(.17)	(.35)	16.75	(.52)	475	1.16[g]	1.03	73
July 31, 2019	17.20	.39	.03	.42	(.41)	(.03)	(.44)	17.18	2.53	688	1.13	2.33	37
July 31, 2018	17.28	.31	(.02)	.29	(.37)	—	(.37)	17.20	1.64	849	1.14	1.78	68
July 31, 2017	16.74	.07	.61	.68	(.14)	—	(.14)	17.28	4.11	981	1.13	.43	39
Class C
July 31, 2021	$16.79	.05	.33	.38	(.13)	(.04)	(.17)	$17.00	2.22	$1,647	1.13[g]	.28	65
July 31, 2020	17.23	.17	(.27)	(.10)	(.17)	(.17)	(.34)	16.79	(.58)	829	1.16[g]	1.03	73
July 31, 2019	17.24	.36	.07	.43	(.41)	(.03)	(.44)	17.23	2.61	1,069	1.13	2.16	37
July 31, 2018	17.33	.31	(.03)	.28	(.37)	—	(.37)	17.24	1.58	1,172	1.14	1.81	68
July 31, 2017	16.79	.07	.61	.68	(.14)	—	(.14)	17.33	4.09	1,681	1.13	.44	39
Class R
July 31, 2021	$17.16	.13	.33	.46	(.19)	(.04)	(.23)	$17.39	2.69	$737	.73[g]	.75	65
July 31, 2020	17.60	.25	(.26)	(.01)	(.26)	(.17)	(.43)	17.16	(.06)	1,021	.66[g]	1.49	73
July 31, 2019	17.61	.54	(.03)	.51	(.49)	(.03)	(.52)	17.60	3.03	581.63		3.10	37
July 31, 2018	17.64	.43	(.06)	.37	(.40)	—	(.40)	17.61	2.10	527.64		2.42	68
July 31, 2017	17.01	.19	.60	.79	(.16)	—	(.16)	17.64	4.70	730.63		1.12	39
Class R3
July 31, 2021∆	$17.33	.08	.14	.22	(.08)	—	(.08)	$17.47	1.28*	$2,584	.30 *g	.49*	65
Class R4
July 31, 2021∆	$17.33	.12	.13	.25	(.11)	—	(.11)	$17.47	1.44*	$220	.16*g	.67*	65
Class R5
July 31, 2021∆	$17.33	.12	.14	.26	(.12)	—	(.12)	$17.47	1.52*	$10	.07*g	.70*	65
Class R6
July 31, 2021	$17.24	.25	.33	.58	(.31)	(.04)	(.35)	$17.47	3.38	$4,673	.05[g]	1.41	65
July 31, 2020	17.68	.36	(.27)	.09	(.36)	(.17)	(.53)	17.24	.52	2,509	.09[g]	2.08	73
July 31, 2019	17.68	.61	.01	.62	(.59)	(.03)	(.62)	17.68	3.69	2,958.05		3.50	37
July 31, 2018	17.71	.50	(.02)	.48	(.51)	—	(.51)	17.68	2.71	3,842.05		2.83	68
July 31, 2017 †	17.08	.25	.63	.88	(.25)	—	(.25)	17.71	5.20*	3,711	.05*	1.42*	39

The accompanying notes are an integral part of these financial statements.

114 RetirementReady® Funds	RetirementReady® Funds 115

Financial highlights cont.
Maturity Fund cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
											Ratio	investment
	Net asset		Net realized								of expenses	income (loss)
	value,		and unrealized	Total from	From net	From net		Net asset	Total return	Net assets,	to average	to average	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	realized gain	Total	value, end	at net asset	end of period	net assets	net assets	turnover
Period ended	of period	income (loss)[a,b]	on investments	operations	income	on investments	distributions	of period	value (%)[c]	(in thousands)	(%)[d,e]	(%)[b,e]	(%)
Class Y
July 31, 2021	$17.25	.22	.34	.56	(.30)	(.04)	(.34)	$17.47	3.23	$263,315	.13[g]	1.25	65
July 31, 2020	17.68	.36	(.27)	.09	(.35)	(.17)	(.52)	17.25	.48	707	.16[g]	2.10	73
July 31, 2019	17.68	.62	(.01)	.61	(.58)	(.03)	(.61)	17.68	3.60	3,188.13		3.59	37
July 31, 2018	17.71	.48	(.02)	.46	(.49)	—	(.49)	17.68	2.62	4,630.14		2.70	68
July 31, 2017	17.08	.27	.60	.87	(.24)	—	(.24)	17.71	5.17	3,519.13		1.56	39
July 31, 2016	17.75	.72	(.73)	(.01)	(.66)	—	(.66)	17.08	(.02)	7,602	—	4.24	33

See page 118 for notes to financial highlights.

The accompanying notes are an integral part of these financial statements.

116 RetirementReady® Funds	RetirementReady® Funds 117

Financial highlights cont.

* Not annualized.

∆ For the period January 4, 2021 (commencement of operations) to July 31, 2021.

† For the period September 2, 2016 (commencement of operations) to July 31, 2017.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The ratio of net investment income and net investment income per share amounts shown may not correspond with the expected class specific difference due to the timing of income received from the underlying Putnam funds and the timing of subscriptions/redemption to the class.

c Total return does not reflect the effect of sales charges.

d Expense ratios do not include expenses of the underlying funds.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation the expenses for the following periods reflect a reduction of the following based on each fund’s average net assets (Note 2):

	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
2065 Fund
Class A, C, R, R3, R4, R5, R6, Y	80.98%	N/A	N/A	N/A	N/A
2060 Fund
Class A, B, C, R, Y	2.44	3.32%	6.13%	16.06%	73.93%
Class R3, R4, R5	1.43	N/A	N/A	N/A	N/A
Class R6	2.44	3.32	6.13	16.06	60.14
2055 Fund
Class A, B, C, R, Y	0.68	0.43	0.45	0.44	0.88
Class R3, R4, R5	0.53	N/A	N/A	N/A	N/A
Class R6	0.68	0.43	0.45	0.44	0.80
2050 Fund
Class A, B, C, R, Y	0.49	0.16	0.18	0.18	0.27
Class R3, R4, R5	0.42	N/A	N/A	N/A	N/A
Class R6	0.49	0.16	0.18	0.18	0.25
2045 Fund
Class A, B, C, R, Y	0.45	0.15	0.17	0.18	0.25
Class R3, R4, R5	0.40	N/A	N/A	N/A	N/A
Class R6	0.45	0.15	0.17	0.18	0.24
2040 Fund
Class A, B, C, R, Y	0.39	0.08	0.09	0.12	0.13
Class R3, R4, R5	0.36	N/A	N/A	N/A	N/A
Class R6	0.39	0.08	0.09	0.12	0.13
2035 Fund
Class A, B, C, R, Y	0.37	0.09	0.11	0.11	0.17
Class R3, R4, R5	0.33	N/A	N/A	N/A	N/A
Class R6	0.37	0.09	0.11	0.11	0.16

118 RetirementReady® Funds

	7/31/21	7/31/20	7/31/19	7/31/18	7/31/17
2030 Fund
Class A, B, C, R, Y	0.33	0.07	0.08	0.08	0.11
Class R3, R4, R5	0.30	N/A	N/A	N/A	N/A
Class R6	0.33	0.07	0.08	0.08	0.11
2025 Fund
Class A, B, C, R, Y	0.33	0.08	0.10	0.11	0.16
Class R3, R4, R5	0.30	N/A	N/A	N/A	N/A
Class R6	0.33	0.08	0.10	0.11	0.15
Maturity Fund
Class A, B, C, R, Y	0.33	0.18	0.12	0.12	0.19
Class R3, R4, R5	0.29	N/A	N/A	N/A	N/A
Class R6	0.33	0.18	0.12	0.12	0.17

f Amount represents less than $0.01 per share.

g Includes one-time proxy costs which amounted to the following as a percentage of average net assets.

	7/31/21	7/31/20
2060 Fund	0.01%	0.04%
2055 Fund	0.01	0.04
2050 Fund	0.01	0.03
2045 Fund	0.01	0.04
2040 Fund	0.01	0.04
2035 Fund	0.01	0.04
2030 Fund	0.01	0.04
2025 Fund	0.01	0.04
Maturity Fund	0.01	0.04

h Amount represents less than 0.01% of average net assets.

The accompanying notes are an integral part of these financial statements.

RetirementReady® Funds 119

Notes to financial statements 7/31/21

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission and references to “Putnam Management” represent Putnam Investment Management, LLC, each fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Unless otherwise noted, the “reporting period” represents the period from August 1, 2020 through July 31, 2021, except Putnam RetirementReady 2065 Fund which was for the period January 4, 2021 (commencement of operations) to July 31, 2021.

Each of the Putnam RetirementReady Funds: Putnam RetirementReady 2065 Fund, Putnam RetirementReady 2060 Fund, Putnam RetirementReady 2055 Fund, Putnam RetirementReady 2050 Fund, Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund (collectively the funds) is a diversified series of Putnam Target Date Funds, (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end investment company. Each fund, except Putnam RetirementReady Maturity Fund, seeks capital appreciation and current income consistent with a decreasing emphasis on capital appreciation and an increasing emphasis on current income as it approaches its target date. Putnam RetirementReady Maturity Fund seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital.

Currently there are ten separate funds, of which nine have a target date specified by the calendar year in the name of each fund. The target dates are in five-year increments beginning with the year 2025. The tenth fund is named Putnam RetirementReady Maturity Fund. Amounts invested in each target date fund are allocated among underlying Putnam funds based on the fund’s target date. The target percentages for each target date fund gradually change over time based on the number of years that remain until the target date of the fund so that a fund’s asset allocation will become more conservative as the fund approaches its target date. The asset allocation of each target date fund is designed to provide a diversified investment that Putnam Management believes is neither overly aggressive nor overly conservative for a typical investor planning to retire (or otherwise begin using the invested funds) in the target year. When a fund’s target percentages correspond to those of Putnam RetirementReady Maturity Fund, which currently is expected to occur during the latter part of the target year, the fund will be merged into Putnam RetirementReady Maturity Fund.

These financial statements report on each fund, which may invest in certain Putnam funds which are managed by Putnam Management. As of July 31, 2021, each fund may invest in the following diversified funds: Putnam Fixed Income Absolute Return Fund, Putnam Multi-Asset Absolute Return Fund, Putnam Dynamic Asset Allocation Balanced Fund, Putnam Dynamic Asset Allocation Conservative Fund, Putnam Dynamic Asset Allocation Equity Fund, Putnam Dynamic Asset Allocation Growth Fund and Putnam Government Money Market Fund (the underlying Putnam funds). The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Each fund, except Putnam RetirementReady 2065 Fund, offers class A, class B, class C, class R, class R3, class R4, class R5, class R6 and class Y shares. Each fund began offering class R3, class R4 and class R5 on January 4, 2021. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 5.75% (4.00% for Putnam RetirementReady Maturity Fund). Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5, class R6, and class Y are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Prior to March 1, 2021, class C shares generally converted to class A shares after approximately ten years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class R and class R3 shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

Putnam RetirementReady 2065 Fund began offering class A, class C, class R, class R3, class R4, class R5, class R6 and class Y on January 4, 2021. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A shares generally are not subject to a contingent deferred sales charge and class R, class R3, class R4, class R5,

120 RetirementReady® Funds

class R6, and class Y are not subject to a contingent deferred sales charge. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately eight years. Prior to March 1, 2021, class C shares generally converted to class A shares after approximately ten years. Class R and class R3 shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class C, class R and class R3 shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class C, class R and class R3 shares, but do not bear a distribution fee and bear various investor servicing fees, which is identified in Note 2. Class R4, class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, each fund enters into contracts that may include agreements to indemnify another party under given circumstances. Each fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against each fund. However, each fund’s management team expects the risk of material loss to be remote.

Each fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of each fund.

Under each fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of each fund are borne pro-rata based on the relative net assets of each class to the total net assets of each fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests, which are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). The NAVs of the underlying Putnam funds are determined based on the policies contained in each underlying Putnam fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the New York Stock Exchange each day the exchange is open.

Security transactions and related investment income Security transactions, which consist of shares of the underlying Putnam funds, are recorded on the trade date (date the order to buy or sell is executed). Gains or losses from the sale of the underlying Putnam funds are determined on the identified cost basis. Income and capital gain distributions from the underlying Putnam funds are recorded on the ex-dividend date.

Interfund lending Each fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the funds to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the funds did not utilize the program.

RetirementReady® Funds 121

Federal taxes It is the policy of each fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

Each fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the funds’ federal tax returns for the prior three fiscal years, or life of the fund, if shorter, remain subject to examination by the Internal Revenue Service.

Pursuant to federal income tax regulations applicable to regulated investment companies, the following funds have elected to defer the following amounts to their fiscal year ending July 31, 2022 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2021 and July 31, 2021, and (ii) specified ordinary and currency losses recognized between November 1, 2020 and July 31, 2021).

2055 Fund	$12,029
2050 Fund	33,690
2045 Fund	38,201

Distributions to shareholders Each fund normally distributes any net investment income and any net realized capital gains annually, except Putnam RetirementReady Maturity Fund, which normally distributes any net investment income monthly and any net realized capital gains annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include the following temporary and/or permanent difference for the following funds:

Differences during the period
2065 Fund	net operating loss
2060 Fund	losses on wash sale transactions, redesignation of taxable distributions
2055 Fund	losses on wash sale transactions
2050 Fund	losses on wash sale transactions, late year loss deferrals, redesignation of taxable distributions
2045 Fund	losses on wash sale transactions, late year loss deferrals, redesignation of taxable distributions
2040 Fund	losses on wash sale transactions, redesignation of taxable distributions
2035 Fund	losses on wash sale transactions, nontaxable dividends, redesignation of taxable distributions
2030 Fund	losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term capital gain distributions from underlying Putnam funds
2025 Fund	losses on wash sale transactions, redesignation of taxable distributions, reclass of short-term capital gain distributions from underlying Putnam funds
Maturity Fund	losses on wash sale transactions, reclass of short-term capital gain distributions from underlying
Putnam funds, activity related to the merger as disclosed in Note 8

122 RetirementReady® Funds

Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distributable (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the following funds reclassified the following amounts:

		Accumulated net
	Undistributed net	realized gain/(loss) on
	investment income	investment transactions	Paid-in-capital
2065 Fund	$223	$(223)	$—
2060 Fund	3,690	(3,690)	—
2055 Fund	(3,583)	3,583	—
2050 Fund	520,495	(520,495)	—
2045 Fund	194,456	(194,456)	—
2040 Fund	1,031,635	(1,031,635)	—
2035 Fund	37,421	(37,421)	—
2030 Fund	930,648	(930,648)	—
2025 Fund	780,930	(780,930)	—
Maturity Fund	6,060,914	(1,114,926)	(4,945,988)

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)	Undistributed short-term gain	Undistributed long-term gain	Late year ordinary loss deferral	Cost for federal income tax purposes
2065 Fund	$13,571	$(33)	$13,538	$274	$—	$—	$170,129
2060 Fund	578,753	(3,522)	575,231	61,320	449,234	—	5,938,763
2055 Fund	4,409,308	(64,983)	4,344,325	—	2,446,261	(12,029)	31,806,121
2050 Fund	13,609,504	(274,550)	13,334,954	—	3,468,168	(33,690)	77,180,467
2045 Fund	15,951,960	(404,606)	15,547,354	—	3,830,993	(38,201)	99,304,777
2040 Fund	28,539,727	(1,142,770)	27,396,957	—	4,600,749	—	173,453,440
2035 Fund	16,472,661	(1,522,211)	14,950,450	—	6,207,268	—	162,009,341
2030 Fund	16,279,895	(3,040,914)	13,238,981	—	6,199,108	—	240,106,537
2025 Fund	1,685,282	(2,258,512)	(573,230)	—	5,332,788	—	205,133,026
Maturity Fund	10,195,515	(22,028,438)	(11,832,923)	—	2,064,192	—	315,269,787

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

RetirementReady® Funds 123

Note 2: Management fee, administrative services and other transactions

Prior to January 4, 2021, the funds did not pay a monthly management fee to Putnam Management.

Effective January 4, 2021, under the funds’ management contract (the “Management Contract”), each fund pays a management fee to Putnam Management. The fee for each fund is calculated and paid monthly based on an annual rate and the fund’s average net assets for the month. For Putnam RetirementReady Maturity Fund, the annual rate is 0.46%. For each other fund, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the fund’s name (the “Target Date”). “Average net assets” means the average of all of the determinations of a fund’s net asset value at the close of business on each business day during each month. The annual rate for each fund for the reporting period were:

2065 Fund	0.55%
2060 Fund	0.54%
2055 Fund	0.53%
2050 Fund	0.52%
2045 Fund	0.51%
2040 Fund	0.50%
2035 Fund	0.49%
2030 Fund	0.48%
2025 Fund	0.47%
Maturity Fund	0.46%

Prior to January 4, 2021, Putnam Management had contractually agreed through November 30, 2020, for all the funds with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement was through November 30, 2029 to reimburse each fund for other expenses (excluding payments under each fund’s distribution plans, payments under the investor servicing contract, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, proxy fees [related to the shareholder meeting to consider a new management contract for each fund] and acquired fund fees and expenses). During the period August 1, 2020 through January 4, 2021, each fund’s expenses (except Putnam RetirementReady 2065 Fund (commencement of operations January 4, 2021)) were reduced by the following amounts as a result of this limit:

Fees waived and reimbursed
by the Manager
2060 Fund	$34,941
2055 Fund	38,731
2050 Fund	43,885
2045 Fund	48,489
2040 Fund	58,120
2035 Fund	56,017
2030 Fund	65,544
2025 Fund	60,002
Maturity Fund	70,107

124 RetirementReady® Funds

Effective January 4, 2021, Putnam Management has contractually agreed to waive fees and/or reimburse expenses of each fund through at least November 30, 2024 for all the funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2031) in an amount equal to the fund’s acquired fund fees and expenses. During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$355
2060 Fund	18,020
2055 Fund	113,432
2050 Fund	289,968
2045 Fund	368,078
2040 Fund	649,041
2035 Fund	522,144
2030 Fund	722,444
2025 Fund	554,735
Maturity Fund	920,786

Effective January 4, 2021, Putnam Management has also contractually agreed to waive fees and/or reimburse expenses of each class of shares of each fund through at least November 30, 2024 for all funds (with the exception of Putnam RetirementReady 2060 Fund, where the contractual agreement is through November 30, 2031) in an amount sufficient to result in total annual fund operating expenses for class A, B (other than for Putnam RetirementReady 2065 Fund, which does not offer class B shares), C, R, R3, R4, R5, R6, and Y shares of the fund (exclusive of payments under the fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal 0.65%, 0.65%, 0.65%, 0.80%, 0.80%, 0.80%, 0.65%, 0.55%, and 0.65%, respectively, of the fund’s average net assets During the reporting period, expenses for each fund were reduced by the following amounts as a result of this waiver:

Fees waived and reimbursed
by the Manager
2065 Fund	$83,396
2060 Fund	56,997
2055 Fund	61,812
2050 Fund	64,049
2045 Fund	60,406
2040 Fund	49,686
2035 Fund	42,134
2030 Fund	19,914
2025 Fund	19,463
Maturity Fund	—

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of each fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the funds during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the funds managed by PIL.

RetirementReady® Funds 125

Prior to January 4, 2021, Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to each fund and received fees for investor servicing for class A, class B (except Putnam RetirementReady 2065 Fund), class C, class R and class Y that include (1) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (2) a specified rate based on the average net assets attributable to direct and underlying non-defined contribution accounts.  Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s defined and non-defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Class R6 shares would pay a monthly fee for investor servicing based on the average net assets of class R6 shares at an annual rate of 0.05%. During the reporting period, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class B	Class C	Class R	Class R6	Class Y	Total
2060 Fund	$588	$9	$104	$7	$212	$539	$1,459
2055 Fund	6,370	53	581	78	1,346	4,546	12,974
2050 Fund	15,845	162	497	335	2,179	16,002	35,020
2045 Fund	21,942	269	519	132	2,328	19,252	44,442
2040 Fund	39,996	276	430	198	3,632	43,307	87,839
2035 Fund	38,778	255	746	368	3,472	34,527	78,146
2030 Fund	55,724	287	754	315	4,966	55,374	117,420
2025 Fund	44,698	238	1,320	77	3,192	40,196	89,721
Maturity Fund	32,917	319	632	542	848	51,355	86,613

Effective January 4, 2021, Putnam Investor Services, Inc. provides investor servicing agent functions to each fund at the following class specific rates.  During the period January 4, 2021 through July 31, 2021, the expenses for each class of shares related to investor servicing fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2065 Fund	$12	$14	$17	$17	$17	$8	$2	$8	$95

	Class A	Class B	Class C	Class R	Class R3	Class R4	Class R5	Class R6	Class Y	Total
Maximum %	0.125%	0.125%	0.125%	0.275%	0.275%	0.275%	0.125%	0.025%	0.125%
2060 Fund	$588	$15	$192	$27	$57	$54	$8	$200	$2,011	$3,152
2055 Fund	3,083	72	830	254	4,471	528	8	991	13,035	23,272
2050 Fund	5,300	229	787	1,139	6,045	348	8	1,686	43,733	59,275
2045 Fund	9,898	380	746	274	6,461	1,337	8	1,775	55,585	76,464
2040 Fund	12,626	393	613	458	7,343	1,336	8	2,470	114,728	139,975
2035 Fund	16,883	292	837	1,396	11,779	1,197	8	2,566	87,316	122,274
2030 Fund	18,192	242	1,000	906	13,253	4,598	8	3,238	138,683	180,120
2025 Fund	18,098	276	1,301	1,106	9,622	2,219	7	1,879	107,752	142,260
Maturity Fund	21,635	479	1,405	1,232	4,645	421	7	1,070	206,228	237,122

126 RetirementReady® Funds

Each fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the funds. The Plans provide for payments by each fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the funds at the following annual rates (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees for each fund were as follows:

	Class A	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	0.50%	0.25%
2065 Fund	$22	$115	$31	$15	$183

	Class A	Class B	Class C	Class R	Class R3	Total
Maximum %	0.35%	1.00%	1.00%	1.00%	0.35%
Approved %	0.25%	1.00%	1.00%	0.50%	0.25%
2060 Fund	$2,353	$192	$2,357	$78	$51	$5,031
2055 Fund	17,327	950	10,668	735	3,989	33,669
2050 Fund	40,560	3,043	9,987	3,331	5,392	62,313
2045 Fund	61,491	5,064	9,865	1,005	5,766	83,191
2040 Fund	104,443	5,302	8,264	1,616	6,548	126,173
2035 Fund	107,478	4,251	12,313	3,934	10,509	138,485
2030 Fund	144,139	4,136	13,751	2,860	11,820	176,706
2025 Fund	122,242	4,027	20,472	2,299	8,578	157,618
Maturity Fund	108,396	6,328	16,109	4,261	4,143	139,237

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions from the sale of class A shares, and received contingent deferred sales charges from redemptions of class B, if applicable, and class C shares, in the following amounts:

	Class A
	Net commissions	Class C CDSC
2065 Fund	$196	$—

	Class A
	Net commissions	Class B CDSC	Class C CDSC
2060 Fund	$2,263	$—	$112
2055 Fund	4,375	—	114
2050 Fund	6,561	38	48
2045 Fund	10,239	20	91
2040 Fund	4,862	85	187
2035 Fund	10,404	3	153
2030 Fund	11,104	367	151
2025 Fund	10,648	27	3
Maturity Fund	2,870	567	50

RetirementReady® Funds 127

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received the following amounts on class A redemptions:

Class A CDSC
2065 Fund	$—
2060 Fund	—
2055 Fund	92
2050 Fund	99
2045 Fund	83
2040 Fund	16
2035 Fund	137
2030 Fund	32
2025 Fund	11
Maturity Fund	9

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of underlying Putnam funds were as follows:

	Cost of purchases	Proceeds from sales
2065 Fund	$176,843	$7,211
2060 Fund	5,792,380	3,268,188
2055 Fund	17,046,332	11,766,013
2050 Fund	33,218,151	25,901,131
2045 Fund	46,857,811	35,722,930
2040 Fund	79,727,801	84,662,662
2035 Fund	80,670,308	73,649,908
2030 Fund	131,859,873	129,744,944
2025 Fund	159,801,445	137,005,848
Maturity Fund	350,997,466	166,887,321

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

2065 Fund

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class A	Shares	Amount
Shares sold	814	$8,601
Shares issued in connection with reinvestment of distributions	—	—
	814	8,601
Shares repurchased	(268)	(2,920)
Net increase	546	$5,681

128 RetirementReady® Funds

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class C	Shares	Amount
Shares sold	6,398	$70,067
Shares issued in connection with reinvestment of distributions	—	—
	6,398	70,067
Shares repurchased	—	—
Net increase	6,398	$70,067

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R6	Shares	Amount
Shares sold	1,272	$14,073
Shares issued in connection with reinvestment of distributions	—	—
	1,272	14,073
Shares repurchased	(7)	(79)
Net increase	1,265	$13,994

2060 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	59,612	$703,640	144,478	$1,447,373
Shares issued in connection with
reinvestment of distributions	1,286	15,750	7,718	84,587
	60,898	719,390	152,196	1,531,960
Shares repurchased	(156,439)	(1,757,873)	(111,361)	(1,121,827)
Net increase (decrease)	(95,541)	$(1,038,483)	40,835	$410,133

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	34	414	97	1,061
	34	414	97	1,061
Shares repurchased	(348)	(4,731)	(532)	(5,534)
Net decrease	(314)	$(4,317)	(435)	$(4,473)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	4,817	$59,193	11,749	$124,438
Shares issued in connection with
reinvestment of distributions	401	4,856	863	9,408
	5,218	64,049	12,612	133,846
Shares repurchased	(2,169)	(24,875)	(6,765)	(70,378)
Net increase	3,049	$39,174	5,847	$63,468

RetirementReady® Funds 129

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	197	$2,157
Shares issued in connection with reinvestment of distributions	—	—
	197	2,157
Shares repurchased	(2,290)	(25,937)
Net decrease	(2,093)	$(23,780)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	13	$162	103	$1,111
Shares issued in connection with
reinvestment of distributions	31	380	58	646
	44	542	161	1,757
Shares repurchased	(13)	(165)	(1,404)	(15,608)
Net increase (decrease)	31	$377	(1,243)	$(13,851)

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	2,907	$35,865
Shares issued in connection with reinvestment of distributions	—	—
	2,907	35,865
Shares repurchased	(142)	(1,899)
Net increase	2,765	$33,966

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	3,927	$48,290
Shares issued in connection with reinvestment of distributions	—	—
	3,927	48,290
Shares repurchased	(1,655)	(20,983)
Net increase	2,272	$27,307

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	812	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	812	10,000
Shares repurchased	—	—
Net increase	812	$10,000

130 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	58,192	$731,809	63,764	$673,832
Shares issued in connection with
reinvestment of distributions	2,847	35,051	4,193	46,331
	61,039	766,860	67,957	720,163
Shares repurchased	(33,612)	(424,806)	(58,969)	(623,104)
Net increase	27,427	$342,054	8,988	$97,059

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	422,630	$5,238,295	13,136	$136,779
Shares issued in connection with
reinvestment of distributions	4,739	58,188	886	9,771
	427,369	5,296,483	14,022	146,550
Shares repurchased	(168,599)	(2,161,267)	(17,347)	(184,940)
Net increase (decrease)	258,770	$3,135,216	(3,325)	$(38,390)

2055 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	211,225	$2,402,971	623,416	$6,576,044
Shares issued in connection with
reinvestment of distributions	1,694	20,651	103,934	1,116,284
	212,919	2,423,622	727,350	7,692,328
Shares repurchased	(1,411,817)	(15,755,517)	(511,605)	(5,377,552)
Net increase (decrease)	(1,198,898)	$(13,331,895)	215,745	$2,314,776

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1	$11
Shares issued in connection with
reinvestment of distributions	—	—	651	6,950
	—	—	652	6,961
Shares repurchased	(2,121)	(22,908)	(279)	(2,977)
Net increase (decrease)	(2,121)	$(22,908)	373	$3,984

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	9,022	$105,184	9,495	$97,002
Shares issued in connection with
reinvestment of distributions	163	1,930	6,781	71,067
	9,185	107,114	16,276	168,069
Shares repurchased	(10,213)	(126,622)	(17,528)	(158,565)
Net increase (decrease)	(1,028)	$(19,508)	(1,252)	$9,504

RetirementReady® Funds 131

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	578	$6,298
Shares issued in connection with reinvestment of distributions	—	—
	578	6,298
Shares repurchased	(10,991)	(123,726)
Net decrease	(10,413)	$(117,428)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	4,818	$59,280	4,003	$41,869
Shares issued in connection with
reinvestment of distributions	83	1,014	582	6,299
	4,901	60,294	4,585	48,168
Shares repurchased	(3,472)	(43,767)	(1,798)	(16,885)
Net increase	1,429	$16,527	2,787	$31,283

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	244,570	$3,008,263
Shares issued in connection with reinvestment of distributions	—	—
	244,570	3,008,263
Shares repurchased	(31,767)	(421,931)
Net increase	212,803	$2,586,332

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	29,670	$363,711
Shares issued in connection with reinvestment of distributions	—	—
	29,670	363,711
Shares repurchased	(5,410)	(70,010)
Net increase	24,260	$293,701

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	815	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	815	10,000
Shares repurchased	—	—
Net increase	815	$10,000

132 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	94,040	$1,163,766	162,493	$1,715,241
Shares issued in connection with
reinvestment of distributions	5,967	73,217	44,535	483,648
	100,007	1,236,983	207,028	2,198,889
Shares repurchased	(224,146)	(2,825,474)	(179,464)	(1,898,650)
Net increase (decrease)	(124,139)	$(1,588,491)	27,564	$300,239

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	1,817,073	$21,567,318	34,190	$364,781
Shares issued in connection with
reinvestment of distributions	12,893	158,717	3,889	42,393
	1,829,966	21,726,035	38,079	407,174
Shares repurchased	(365,161)	(4,710,438)	(68,630)	(739,363)
Net increase (decrease)	1,464,805	$17,015,597	(30,551)	$(332,189)

2050 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	192,237	$3,557,029	977,964	$16,982,681
Shares issued in connection with
reinvestment of distributions	25	504	211,889	3,722,891
	192,262	3,557,533	1,189,853	20,705,572
Shares repurchased	(2,912,248)	(52,443,551)	(835,685)	(14,213,764)
Net increase (decrease)	(2,719,986)	$(48,886,018)	354,168	$6,491,808

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	592	$10,272
Shares issued in connection with
reinvestment of distributions	80	1,553	1,136	19,756
	80	1,553	1,728	30,028
Shares repurchased	(2,510)	(48,287)	(8,286)	(145,552)
Net decrease	(2,430)	$(46,734)	(6,558)	$(115,524)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	11,925	$232,090	9,343	$152,977
Shares issued in connection with
reinvestment of distributions	342	6,540	3,094	52,998
	12,267	238,630	12,437	205,975
Shares repurchased	(12,355)	(244,779)	(5,093)	(81,911)
Net increase (decrease)	(88)	$(6,149)	7,344	$124,064

RetirementReady® Funds 133

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	437	$7,873
Shares issued in connection with reinvestment of distributions	—	—
	437	7,873
Shares repurchased	(12,792)	(237,164)
Net decrease	(12,355)	$(229,291)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	3,673	$71,429	5,123	$85,890
Shares issued in connection with
reinvestment of distributions	370	7,174	2,012	34,947
	4,043	78,603	7,135	120,837
Shares repurchased	(1,999)	(39,297)	(2,995)	(45,920)
Net increase	2,044	$39,306	4,140	$74,917

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	206,801	$4,097,189
Shares issued in connection with reinvestment of distributions	—	—
	206,801	4,097,189
Shares repurchased	(32,970)	(698,812)
Net increase	173,831	$3,398,377

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	22,145	$438,811
Shares issued in connection with reinvestment of distributions	—	—
	22,145	438,811
Shares repurchased	(14,238)	(289,942)
Net increase	7,907	$148,869

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	505	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	505	10,000
Shares repurchased	—	—
Net increase	505	$10,000

134 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	96,720	$1,950,910	115,791	$2,007,366
Shares issued in connection with
reinvestment of distributions	8,485	168,163	45,949	813,759
	105,205	2,119,073	161,740	2,821,125
Shares repurchased	(172,138)	(3,535,572)	(227,074)	(3,714,744)
Net decrease	(66,933)	$(1,416,499)	(65,334)	$(893,619)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,474,271	$65,126,038	52,059	$926,863
Shares issued in connection with
reinvestment of distributions	40,917	810,568	26,329	466,809
	3,515,188	65,936,606	78,388	1,393,672
Shares repurchased	(585,249)	(12,099,263)	(409,427)	(7,241,618)
Net increase (decrease)	2,929,939	$53,837,343	(331,039)	$(5,847,946)

2045 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	283,951	$5,799,358	1,451,446	$27,829,162
Shares issued in connection with
reinvestment of distributions	1,903	41,427	209,198	4,081,451
	285,854	5,840,785	1,660,644	31,910,613
Shares repurchased	(3,333,215)	(66,597,214)	(841,958)	(15,901,893)
Net increase (decrease)	(3,047,361)	$(60,756,429)	818,686	$16,008,720

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	1,526	$30,448	—	$—
Shares issued in connection with
reinvestment of distributions	146	2,798	1,988	34,479
	1,672	33,246	1,988	34,479
Shares repurchased	(4,797)	(93,956)	(4,772)	(80,312)
Net decrease	(3,125)	$(60,710)	(2,784)	$(45,833)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	4,665	$90,588	6,093	$100,444
Shares issued in connection with
reinvestment of distributions	320	6,112	3,257	56,480
	4,985	96,700	9,350	156,924
Shares repurchased	(12,169)	(239,105)	(8,813)	(155,008)
Net increase (decrease)	(7,184)	$(142,405)	537	$1,916

RetirementReady® Funds 135

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	338	$6,489
Shares issued in connection with reinvestment of distributions	—	—
	338	6,489
Shares repurchased	(6,412)	(125,998)
Net decrease	(6,074)	$(119,509)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	1,967	$45,230	2,437	$48,389
Shares issued in connection with
reinvestment of distributions	96	2,183	567	11,642
	2,063	47,413	3,004	60,031
Shares repurchased	(7,995)	(189,906)	(2,314)	(42,697)
Net increase (decrease)	(5,932)	$(142,493)	690	$17,334

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	165,176	$4,487,388
Shares issued in connection with reinvestment of distributions	—	—
	165,176	4,487,388
Shares repurchased	(24,002)	(676,954)
Net increase	141,174	$3,810,434

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	36,944	$1,005,984
Shares issued in connection with reinvestment of distributions	—	—
	36,944	1,005,984
Shares repurchased	(9,212)	(260,840)
Net increase	27,732	$745,144

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	367	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	367	10,000
Shares repurchased	—	—
Net increase	367	$10,000

136 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	64,300	$1,775,109	66,833	$1,600,688
Shares issued in connection with
reinvestment of distributions	4,718	128,463	22,801	559,297
	69,018	1,903,572	89,634	2,159,985
Shares repurchased	(115,606)	(3,258,890)	(108,672)	(2,545,649)
Net decrease	(46,588)	$(1,355,318)	(19,038)	$(385,664)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	3,190,961	$82,730,344	24,021	$577,429
Shares issued in connection with
reinvestment of distributions	26,404	719,522	4,936	121,128
	3,217,365	83,449,866	28,957	698,557
Shares repurchased	(513,720)	(14,523,238)	(95,654)	(2,288,619)
Net increase (decrease)	2,703,645	$68,926,628	(66,697)	$(1,590,062)

2040 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	338,162	$7,535,408	1,753,725	$37,060,125
Shares issued in connection with
reinvestment of distributions	37	867	387,197	8,340,224
	338,199	7,536,275	2,140,922	45,400,349
Shares repurchased	(6,669,899)	(145,490,703)	(1,404,667)	(29,636,328)
Net increase (decrease)	(6,331,700)	$(137,954,428)	736,255	$15,764,021

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	370	$7,943	—	$—
Shares issued in connection with
reinvestment of distributions	328	6,902	1,550	30,309
	698	14,845	1,550	30,309
Shares repurchased	(4,075)	(86,971)	(3,433)	(66,325)
Net decrease	(3,377)	$(72,126)	(1,883)	$(36,016)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	7,564	$159,913	6,714	$126,165
Shares issued in connection with
reinvestment of distributions	527	10,891	2,839	54,425
	8,091	170,804	9,553	180,590
Shares repurchased	(14,916)	(311,447)	(17,676)	(323,434)
Net decrease	(6,825)	$(140,643)	(8,123)	$(142,844)

RetirementReady® Funds 137

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	320	$6,474
Shares issued in connection with reinvestment of distributions	—	—
	320	6,474
Shares repurchased	(25,768)	(531,446)
Net decrease	(25,448)	$(524,972)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	1,904	$47,036	3,195	$68,178
Shares issued in connection with
reinvestment of distributions	242	5,924	717	16,235
	2,146	52,960	3,912	84,413
Shares repurchased	(7,314)	(180,144)	(377)	(7,211)
Net increase (decrease)	(5,168)	$(127,184)	3,535	$77,202

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	177,725	$5,047,249
Shares issued in connection with reinvestment of distributions	—	—
	177,725	5,047,249
Shares repurchased	(53,933)	(1,640,398)
Net increase	123,792	$3,406,851

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	33,314	$950,297
Shares issued in connection with reinvestment of distributions	—	—
	33,314	950,297
Shares repurchased	(5,114)	(149,781)
Net increase	28,200	$800,516

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	351	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	351	10,000
Shares repurchased	—	—
Net increase	351	$10,000

138 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	52,642	$1,519,834	134,127	$3,391,107
Shares issued in connection with
reinvestment of distributions	10,530	299,775	41,423	1,087,363
	63,172	1,819,609	175,550	4,478,470
Shares repurchased	(257,395)	(7,514,046)	(317,128)	(7,711,917)
Net decrease	(194,223)	$(5,694,437)	(141,578)	$(3,233,447)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	6,107,234	$164,753,130	32,628	$845,471
Shares issued in connection with
reinvestment of distributions	86,382	2,455,834	8,821	231,472
	6,193,616	167,208,964	41,449	1,076,943
Shares repurchased	(1,062,733)	(31,011,238)	(146,867)	(3,744,537)
Net increase (decrease)	5,130,883	$136,197,726	(105,418)	$(2,667,594)

2035 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	461,990	$10,365,262	2,087,988	$44,897,862
Shares issued in connection with
reinvestment of distributions	52	1,218	231,263	5,060,043
	462,042	10,366,480	2,319,251	49,957,905
Shares repurchased	(5,319,891)	(117,599,713)	(1,205,895)	(25,593,325)
Net increase (decrease)	(4,857,849)	$(107,233,233)	1,113,356	$24,364,580

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,907	$37,771
Shares issued in connection with
reinvestment of distributions	71	1,515	1,153	22,978
	71	1,515	3,060	60,749
Shares repurchased	(7,082)	(151,773)	(12,175)	(236,911)
Net decrease	(7,011)	$(150,258)	(9,115)	$(176,162)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	10,746	$232,454	11,496	$223,368
Shares issued in connection with
reinvestment of distributions	189	3,986	3,254	64,270
	10,935	236,440	14,750	287,638
Shares repurchased	(27,799)	(582,558)	(27,785)	(530,858)
Net decrease	(16,864)	$(346,118)	(13,035)	$(243,220)

RetirementReady® Funds 139

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	90	$1,910
Shares issued in connection with reinvestment of distributions	—	—
	90	1,910
Shares repurchased	(20,993)	(451,961)
Net decrease	(20,903)	$(450,051)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	10,864	$242,223	2,619	$53,610
Shares issued in connection with
reinvestment of distributions	255	5,707	1,205	25,360
	11,119	247,930	3,824	78,970
Shares repurchased	(5,820)	(131,703)	(2,117)	(38,443)
Net increase	5,299	$116,227	1,707	$40,527

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	282,836	$7,946,491
Shares issued in connection with reinvestment of distributions	—	—
	282,836	7,946,491
Shares repurchased	(38,116)	(1,116,355)
Net increase	244,720	$6,830,136

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	46,309	$1,304,884
Shares issued in connection with reinvestment of distributions	—	—
	46,309	1,304,884
Shares repurchased	(23,670)	(684,123)
Net increase	22,639	$620,761

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	355	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	355	10,000
Shares repurchased	—	—
Net increase	355	$10,000

140 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	91,846	$2,662,524	62,914	$1,632,310
Shares issued in connection with
reinvestment of distributions	6,504	183,153	24,496	645,469
	98,350	2,845,677	87,410	2,277,779
Shares repurchased	(137,035)	(3,924,902)	(174,229)	(4,483,503)
Net decrease	(38,685)	$(1,079,225)	(86,819)	$(2,205,724)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	5,095,668	$137,912,593	24,804	$636,576
Shares issued in connection with
reinvestment of distributions	41,843	1,177,466	6,460	170,163
	5,137,511	139,090,059	31,264	806,739
Shares repurchased	(1,084,490)	(31,200,967)	(173,835)	(4,482,885)
Net increase (decrease)	4,053,021	$107,889,092	(142,571)	$(3,676,146)

2030 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	660,767	$14,369,791	2,653,598	$56,201,753
Shares issued in connection with
reinvestment of distributions	61	1,390	354,427	7,620,178
	660,828	14,371,181	3,008,025	63,821,931
Shares repurchased	(8,869,613)	(191,192,080)	(1,984,534)	(42,025,523)
Net increase (decrease)	(8,208,785)	$(176,820,899)	1,023,491	$21,796,408

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	— **	$9	1,005	$20,782
Shares issued in connection with
reinvestment of distributions	67	1,422	1,277	26,070
	67	1,431	2,282	46,852
Shares repurchased	(17,782)	(374,766)	(11,176)	(224,379)
Net decrease	(17,715)	$(373,335)	(8,894)	$(177,527)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	8,329	$175,688	13,283	$268,421
Shares issued in connection with
reinvestment of distributions	618	12,957	2,719	55,111
	8,947	188,645	16,002	323,532
Shares repurchased	(16,284)	(343,505)	(16,622)	(326,624)
Net decrease	(7,337)	$(154,860)	(620)	$(3,092)

RetirementReady® Funds 141

	YEAR ENDED 7/31/20 *
Class M	Shares	Amount
Shares sold	348	$7,393
Shares issued in connection with reinvestment of distributions	—	—
	348	7,393
Shares repurchased	(19,678)	(421,104)
Net decrease	(19,330)	$(413,711)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	2,974	$63,120	3,724	$74,587
Shares issued in connection with
reinvestment of distributions	396	8,340	1,215	24,717
	3,370	71,460	4,939	99,304
Shares repurchased	(5,075)	(106,589)	(8,160)	(159,503)
Net decrease	(1,705)	$(35,129)	(3,221)	$(60,199)

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	347,432	$9,102,322
Shares issued in connection with reinvestment of distributions	—	—
	347,432	9,102,322
Shares repurchased	(77,586)	(2,120,571)
Net increase	269,846	$6,981,751

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	113,466	$2,959,728
Shares issued in connection with reinvestment of distributions	—	—
	113,466	2,959,728
Shares repurchased	(8,638)	(230,618)
Net increase	104,828	$2,729,110

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	382	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	382	10,000
Shares repurchased	—	—
Net increase	382	$10,000

142 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	59,786	$1,582,917	176,797	$4,427,349
Shares issued in connection with
reinvestment of distributions	14,199	371,862	37,891	954,866
	73,985	1,954,779	214,688	5,382,215
Shares repurchased	(345,177)	(9,173,795)	(245,970)	(5,948,195)
Net decrease	(271,192)	$(7,219,016)	(31,282)	$(565,980)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	8,606,608	$219,719,194	33,796	$831,967
Shares issued in connection with
reinvestment of distributions	105,378	2,755,622	9,876	248,680
	8,711,986	222,474,816	43,672	1,080,647
Shares repurchased	(1,716,736)	(45,579,994)	(194,503)	(4,817,514)
Net increase (decrease)	6,995,250	$176,894,822	(150,831)	$(3,736,867)

** Amount represents less than 1 share.

2025 Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	903,819	$19,560,369	3,278,516	$70,243,860
Shares issued in connection with
reinvestment of distributions	14,078	309,585	193,776	4,183,614
	917,897	19,869,954	3,472,292	74,427,474
Shares repurchased	(6,855,346)	(147,392,959)	(1,602,676)	(34,019,680)
Net increase (decrease)	(5,937,449)	$(127,523,005)	1,869,616	$40,407,794

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,647	$32,646
Shares issued in connection with
reinvestment of distributions	298	6,034	728	14,642
	298	6,034	2,375	47,288
Shares repurchased	(7,764)	(157,576)	(14,483)	(287,789)
Net decrease	(7,466)	$(151,542)	(12,108)	$(240,501)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	18,858	$382,861	17,131	$333,476
Shares issued in connection with
reinvestment of distributions	2,133	42,716	3,127	62,357
	20,991	425,577	20,258	395,833
Shares repurchased	(60,585)	(1,215,104)	(16,791)	(331,884)
Net increase (decrease)	(39,594)	$(789,527)	3,467	$63,949

RetirementReady® Funds 143

	YEAR ENDED 7/31/20*
Class M	Shares	Amount
Shares sold	51	$1,060
Shares issued in connection with reinvestment of distributions	—	—
	51	1,060
Shares repurchased	(9,579)	(199,208)
Net decrease	(9,528)	$(198,148)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	31,829	$649,438	6,485	$127,800
Shares issued in connection with
reinvestment of distributions	126	2,569	276	5,593
	31,955	652,007	6,761	133,393
Shares repurchased	(3,732)	(75,975)	(22,069)	(412,988)
Net increase (decrease)	28,223	$576,032	(15,308)	$(279,595)

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	310,134	$6,798,934
Shares issued in connection with reinvestment of distributions	—	—
	310,134	6,798,934
Shares repurchased	(68,177)	(1,532,887)
Net increase	241,957	$5,266,047

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	82,991	$1,815,075
Shares issued in connection with reinvestment of distributions	—	—
	82,991	1,815,075
Shares repurchased	(23,391)	(518,435)
Net increase	59,600	$1,296,640

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	456	$10,000
Shares issued in connection with reinvestment of distributions	—	—
	456	10,000
Shares repurchased	—	—
Net increase	456	$10,000

144 RetirementReady® Funds

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	78,190	$1,730,994	125,813	$2,716,657
Shares issued in connection with
reinvestment of distributions	16,377	358,991	31,868	693,450
	94,567	2,089,985	157,681	3,410,107
Shares repurchased	(343,220)	(7,548,638)	(363,849)	(7,627,701)
Net decrease	(248,653)	$(5,458,653)	(206,168)	$(4,217,594)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	9,463,101	$206,906,950	40,070	$838,834
Shares issued in connection with
reinvestment of distributions	147,741	3,235,521	6,371	138,642
	9,610,842	210,142,471	46,441	977,476
Shares repurchased	(2,679,204)	(59,449,035)	(235,445)	(5,111,941)
Net increase (decrease)	6,931,638	$150,693,436	(189,004)	$(4,134,465)

Maturity Fund

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class A	Shares	Amount	Shares	Amount
Shares sold	328,329	$5,637,792	2,192,364	$37,926,250
Shares issued in connection with
reinvestment of distributions	38,887	667,841	168,755	2,917,774
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	1,186,266	20,271,391	—	—
	1,553,482	26,577,024	2,361,119	40,844,024
Shares repurchased	(6,148,870)	(104,833,117)	(1,986,830)	(34,088,439)
Net increase (decrease)	(4,595,388)	$(78,256,093)	374,289	$6,755,585

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	412	6,898	701	11,849
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	23,382	389,346	—	—
	23,794	396,244	701	11,849
Shares repurchased	(20,854)	(353,048)	(12,396)	(209,361)
Net increase (decrease)	2,940	$43,196	(11,695)	$(197,512)

RetirementReady® Funds 145

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class C	Shares	Amount	Shares	Amount
Shares sold	3,679	$61,973	816	$13,858
Shares issued in connection with
reinvestment of distributions	1,106	18,606	1,102	18,676
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	102,154	1,705,669	—	—
	106,939	1,786,248	1,918	32,534
Shares repurchased	(59,433)	(1,000,067)	(14,553)	(244,255)
Net increase (decrease)	47,506	$786,181	(12,635)	$(211,721)

	YEAR ENDED 7/31/20*
Class M	Shares	Amount
Shares sold	189	$3,345
Shares issued in connection with reinvestment of distributions	35	614
	224	3,959
Shares repurchased	(9,451)	(166,435)
Net decrease	(9,227)	$(162,476)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R	Shares	Amount	Shares	Amount
Shares sold	4,524	$78,025	31,039	$541,321
Shares issued in connection with
reinvestment of distributions	729	12,515	1,187	20,464
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	17,899	305,581	—	—
	23,152	396,121	32,226	561,785
Shares repurchased	(40,251)	(690,248)	(5,737)	(98,418)
Net increase (decrease)	(17,099)	$(294,127)	26,489	$463,367

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R3	Shares	Amount
Shares sold	225,008	$3,892,022
Shares issued in connection with reinvestment of distributions	785	13,646
	225,793	3,905,668
Shares repurchased	(77,837)	(1,348,197)
Net increase	147,956	$2,557,471

146 RetirementReady® Funds

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R4	Shares	Amount
Shares sold	26,316	$455,146
Shares issued in connection with reinvestment of distributions	94	1,628
	26,410	456,774
Shares repurchased	(13,796)	(238,644)
Net increase	12,614	$218,130

	PERIOD FROM 1/4/21 (COMMENCEMENT OF
	OPERATIONS) TO 7/31/21
Class R5	Shares	Amount
Shares sold	577	$10,000
Shares issued in connection with reinvestment of distributions	4	71
	581	10,071
Shares repurchased	—	—
Net increase	581	$10,071

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class R6	Shares	Amount	Shares	Amount
Shares sold	26,955	$467,018	16,550	$287,712
Shares issued in connection with
reinvestment of distributions	7,723	133,544	4,997	86,661
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	444,275	7,617,272	—	—
	478,953	8,217,834	21,547	374,373
Shares repurchased	(356,943)	(6,164,912)	(43,335)	(730,037)
Net increase (decrease)	122,010	$2,052,922	(21,788)	$(355,664)

	YEAR ENDED 7/31/21		YEAR ENDED 7/31/20
Class Y	Shares	Amount	Shares	Amount
Shares sold	7,481,973	$128,478,286	23,605	$404,747
Shares issued in connection with
reinvestment of distributions	238,539	4,130,623	4,047	70,350
Shares issued in connection with the
merger of Putnam RetirementReady
2020 Fund	11,627,637	199,418,629	—	—
	19,348,149	332,027,538	27,652	475,097
Shares repurchased	(4,315,632)	(74,917,435)	(166,907)	(2,859,964)
Net increase (decrease)	15,032,517	$257,110,103	(139,255)	$(2,384,867)

* Effective November 25, 2019, the fund converted all of its class M shares to class A shares and class M shares were no longer able to be purchased.

RetirementReady® Funds 147

At the close of the reporting period, Putnam Investments, LLC owned the following shares of each fund:

		Percentage of	Fair value at the
		shares	end of the
	Shares owned	outstanding	reporting period
2065 Fund class A	1,000	64.68%	$11,340
2065 Fund class C	1,000	13.52	11,290
2065 Fund class R	1,000	100.00	11,316
2065 Fund class R3	1,000	100.00	11,332
2065 Fund class R4	1,000	100.00	11,348
2065 Fund class R5	1,000	100.00	11,358
2065 Fund class R6	1,000	44.15	11,360
2065 Fund class Y	1,000	100.00	11,358
2060 Fund class B	1,238	100.00	17,019
2060 Fund class R	1,255	100.00	17,494
2060 Fund class R3	812	29.37	11,319
2060 Fund class R4	812	35.74	11,336
2060 Fund class R5	812	100.00	11,351
2060 Fund class Y	1,293	0.49	18,024
2055 Fund class R3	815	0.38	11,280
2055 Fund class R4	815	3.36	11,296
2055 Fund class R5	815	100.00	11,302
2050 Fund class R3	505	0.29	11,226
2050 Fund class R4	505	6.39	11,241
2050 Fund class R5	505	100.00	11,242
2045 Fund class R3	367	0.26	11,098
2045 Fund class R4	367	1.32	11,116
2045 Fund class R5	367	100.00	11,132
2040 Fund class R3	351	0.28	10,944
2040 Fund class R4	351	1.24	10,958
2040 Fund class R5	351	100.00	10,976
2035 Fund class R3	355	0.15	10,757
2035 Fund class R4	355	1.57	10,771
2035 Fund class R5	355	100.00	10,784
2030 Fund class R3	382	0.14	10,547
2030 Fund class R4	382	0.36	10,562
2030 Fund class R5	382	100.00	10,569
2025 Fund class R3	456	0.19	10,319
2025 Fund class R4	456	0.77	10,333
2025 Fund class R5	456	100.00	10,347
Maturity Fund class R3	580	0.39	10,133
Maturity Fund class R4	581	4.61	10,150
Maturity Fund class R5	581	100.00	10,151

148 RetirementReady® Funds

At the close of the reporting period, the following funds had shareholders of record that owned the following percentages of the outstanding shares of the fund:

2065 Fund	31.8%, 7.7%, 6.3%
2060 Fund	21.9%
2055 Fund	16.8%
2050 Fund	11.0%
2045 Fund	9.2%
2040 Fund	6.5%
2035 Fund	8.8%
2030 Fund	6.8%

RetirementReady® Funds 149

Note 5: Transactions with affiliated issuers

Transactions during the reporting period with a company which is under common ownership or control, or involving securities of companies in which a fund owned at least 5% of the outstanding voting securities, were as follows:

2065 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$—	$945	$29	$11	$—	$—	$(24)	96	$892
Putnam Multi-Asset Absolute Return
Fund Class P	—	18,021	565	—	—	(3)	248	1,668	17,701
Putnam Dynamic Asset Allocation
Equity Fund Class P	—	128,684	5,533	—	—	436	11,234	8,231	134,821
Putnam Dynamic Asset Allocation
Growth Fund Class P	—	28,161	933	—	—	59	2,085	1,358	29,372
Putnam Government Money
Market Fund Class G	—	1,032	151	—	—	—	—	881	881
Totals	$—	$176,843	$7,211	$11	$—	$492	$13,543		$183,667

2060 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$19,804	$46,761	$21,105	$1,031	$—	$139	$(1,193)	4,795	$44,406
Putnam Multi-Asset Absolute
Return Fund Class P	280,208	644,048	292,435	—	—	(12,760)	9,183	59,212	628,244
Putnam Dynamic Asset Allocation
Equity Fund Class P	2,174,087	4,040,547	2,411,418	25,888	67,930	550,544	310,261	284,739	4,664,021
Putnam Dynamic Asset Allocation
Growth Fund Class P	472,565	998,282	499,885	5,349	—	100,504	74,007	52,958	1,145,473
Putnam Government Money
Market Fund Class G	12,453	62,742	43,345	2	—	—	—	31,850	31,850
Totals	$2,959,117	$5,792,380	$3,268,188	$32,270	$67,930	$638,427	$392,258		$6,513,994

2055 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$276,267	$311,293	$119,273	$12,200	$—	$(1,887)	$(8,305)	49,470	$458,095
Putnam Multi-Asset Absolute
Return Fund Class P	2,280,545	2,186,603	932,992	—	—	(70,878)	24,799	328,754	3,488,077
Putnam Dynamic Asset Allocation
Equity Fund Class P	14,427,405	8,828,736	7,509,790	150,481	394,862	1,793,828	2,850,855	1,244,874	20,391,034
Putnam Dynamic Asset Allocation
Growth Fund Class P	7,004,853	5,397,836	2,956,486	72,690	—	576,112	1,614,213	537,981	11,636,528
Putnam Government Money
Market Fund Class G	102,320	321,864	247,472	14	—	—	—	176,712	176,712
Totals	$24,091,390	$17,046,332	$11,766,013	$235,385	$394,862	$2,297,175	$4,481,562		$36,150,446

150 RetirementReady® Funds	RetirementReady® Funds 151

Note 5: Transactions with affiliated issuers cont.

2050 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$1,264,079	$1,130,652	$412,796	$53,039	$—	$(5,530)	$(34,523)	209,706	$1,941,882
Putnam Multi-Asset Absolute
Return Fund Class P	6,260,593	4,544,663	1,929,217	—	—	(142,070)	4,642	823,620	8,738,611
Putnam Dynamic Asset Allocation
Equity Fund Class P	27,812,323	11,333,735	12,993,318	276,543	725,648	2,879,805	5,540,078	2,110,661	34,572,623
Putnam Dynamic Asset Allocation
Growth Fund Class P	30,387,202	15,045,213	9,572,010	300,446	—	1,340,546	7,616,244	2,071,992	44,817,195
Putnam Government Money
Market Fund Class G	275,012	1,163,888	993,790	36	—	—	—	445,110	445,110
Totals	$65,999,209	$33,218,151	$25,901,131	$630,064	$725,648	$4,072,751	$13,126,441		$90,515,421

2045 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$2,004,418	$1,747,056	$661,736	$84,180	$—	$(10,758)	$(52,234)	326,862	$3,026,746
Putnam Multi-Asset Absolute
Return Fund Class P	9,415,402	7,650,147	3,023,876	—	—	(241,608)	41,973	1,304,622	13,842,038
Putnam Dynamic Asset Allocation
Balanced Fund Class P	—	1,664,557	142,394	5,457	—	8,008	84,965	88,307	1,615,136
Putnam Dynamic Asset Allocation
Equity Fund Class P	15,271,239	6,232,297	9,279,854	143,317	376,064	2,058,190	2,196,385	1,005,999	16,478,257
Putnam Dynamic Asset Allocation
Growth Fund Class P	55,875,454	25,527,184	19,377,017	553,912	—	2,843,040	13,314,121	3,614,553	78,182,782
Putnam Government Money
Market Fund Class G	908,655	4,036,570	3,238,053	130	—	—	—	1,707,172	1,707,172
Totals	$83,475,168	$46,857,811	$35,722,930	$786,996	$376,064	$4,656,872	$15,585,210		$114,852,131

2040 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$5,978,783	$4,469,649	$1,844,036	$242,656	$—	$(55,955)	$(114,539)	910,789	$8,433,902
Putnam Multi-Asset Absolute
Return Fund Class P	25,949,570	14,302,410	7,414,528	—	—	(985,811)	374,777	3,037,363	32,226,418
Putnam Dynamic Asset Allocation
Balanced Fund Class P	16,324,434	14,121,948	5,441,381	289,685	107,331	580,961	3,283,579	1,578,433	28,869,541
Putnam Dynamic Asset Allocation
Equity Fund Class P	1,573,458	45,405	1,655,389	1	3	125,125	(88,599)	—	—
Putnam Dynamic Asset Allocation
Growth Fund Class P	118,031,488	28,033,155	50,777,398	1,089,114	—	5,271,249	25,179,956	5,813,151	125,738,450
Putnam Government Money
Market Fund Class G	4,356,782	18,755,234	17,529,930	537	—	—	—	5,582,086	5,582,086
Totals	$172,214,515	$79,727,801	$84,662,662	$1,621,993	$107,334	$4,935,569	$28,635,174		$200,850,397

152 RetirementReady® Funds	RetirementReady® Funds 153

Note 5: Transactions with affiliated issuers cont.

2035 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$11,169,676	$7,654,438	$3,782,821	$336,260	$—	$(31,322)	$(142,888)	1,605,517	$14,867,083
Putnam Multi-Asset Absolute
Return Fund Class P	28,079,406	16,798,918	8,944,119	—	—	(904,767)	257,917	3,325,858	35,287,355
Putnam Dynamic Asset Allocation
Balanced Fund Class P	56,908,031	24,819,917	18,600,114	923,833	376,299	2,028,491	9,931,871	4,105,423	75,088,196
Putnam Dynamic Asset Allocation
Conservative Fund Class P	—	1,503,467	125,676	7,697	—	2,142	41,341	117,948	1,421,274
Putnam Dynamic Asset Allocation
Growth Fund Class P	46,559,669	14,571,687	28,477,427	408,525	—	5,776,658	5,367,306	2,024,868	43,797,893
Putnam Government Money
Market Fund Class G	4,895,860	15,321,881	13,719,751	566	—	—	—	6,497,990	6,497,990
Totals	$147,612,642	$80,670,308	$73,649,908	$1,676,881	$376,299	$6,871,202	$15,455,547		$176,959,791

2030 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$28,616,017	$15,362,780	$9,309,059	$677,510	$—	$(163,021)	$(60,987)	3,719,841	$34,445,730
Putnam Multi-Asset Absolute
Return Fund Class P	53,425,285	26,379,108	16,529,652	—	—	(2,551,743)	1,237,316	5,839,803	61,960,314
Putnam Dynamic Asset Allocation
Balanced Fund Class P	123,075,707	37,445,143	57,989,991	1,814,772	755,817	6,416,178	16,297,569	6,847,709	125,244,606
Putnam Dynamic Asset Allocation
Conservative Fund Class P	10,283,868	12,165,176	4,108,395	248,854	244,457	324,031	691,926	1,606,357	19,356,606
Putnam Dynamic Asset Allocation
Growth Fund Class P	3,271,812	167,575	3,493,750	—	—	225,943	(171,580)	—	—
Putnam Government Money
Market Fund Class G	10,312,268	40,340,091	38,314,097	1,208	—	—	—	12,338,262	12,338,262
Totals	$228,984,957	$131,859,873	$129,744,944	$2,742,344	$1,000,274	$4,251,388	$17,994,244		$253,345,518

2025 Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$30,979,545	$26,617,289	$16,700,651	$769,436	$—	$(113,946)	$(258,923)	4,376,168	$40,523,314
Putnam Multi-Asset Absolute
Return Fund Class P	49,270,324	36,003,179	24,745,938	—	—	(2,422,844)	1,267,103	5,595,836	59,371,824
Putnam Dynamic Asset Allocation
Balanced Fund Class P	46,242,700	25,927,260	36,778,772	658,571	265,308	5,430,577	2,540,619	2,370,825	43,362,384
Putnam Dynamic Asset Allocation
Conservative Fund Class P	36,165,203	29,277,280	19,205,825	741,528	796,473	1,552,239	1,279,555	4,072,071	49,068,452
Putnam Government Money
Market Fund Class G	9,832,047	41,976,437	39,574,662	1,178	—	—	—	12,233,822	12,233,822
Totals	$172,489,819	$159,801,445	$137,005,848	$2,170,713	$1,061,781	$4,446,026	$4,828,354		$204,559,796

154 RetirementReady® Funds	RetirementReady® Funds 155

Note 5: Transactions with affiliated issuers cont.

Maturity Fund
							Change in
							unrealized	Shares
	Fair value as	Purchase	Sale	Investment	Capital gain	Realized	appreciation	outstanding	Fair value
Affiliates	of 7/31/20	cost	proceeds	income	distributions	gain (loss)	(depreciation)*	as of 7/31/21	as of 7/31/21
Putnam Fixed Income Absolute
Return Fund Class P	$33,657,343	$90,148,596	$32,552,978	$2,082,412	$—	$(215,618)	$(1,499,216)	9,669,344	$89,538,127
Putnam Multi-Asset Absolute
Return Fund Class P	34,372,288	90,403,001	30,216,486	—	—	(3,162,788)	(11,213)	8,613,082	91,384,802
Putnam Dynamic Asset Allocation
Conservative Fund Class P	38,990,183	94,964,706	40,219,898	1,527,887	2,422,874	3,818,322	6,757,935	8,656,535	104,311,248
Putnam Government Money
Market Fund Class G	6,619,483	75,481,163	63,897,959	1,318	—	—	—	18,202,687	18,202,687
Totals	$113,639,297	$350,997,466	$166,887,321	$3,611,617	$2,422,874	$439,916	$5,247,506		$303,436,864

*Includes $823,893 from the merger of Putnam RetirementReady 2020 Fund (Note 8).

Note 6: Initial capitalization and offering of shares

Putnam RetirementReady 2065 Fund was established as a series of the Trust on December 31, 2020 and commenced operations on January 4, 2021. Prior to January 4, 2021, the fund had no operations other than those related to organizational matters, including as noted below, the initial capital contributions by Putnam Investments, LLC and issuance of shares:

	Capital contribution	Shares issued
Class A	$10,000	1,000
Class C	$10,000	1,000
Class R	$10,000	1,000
Class R3	$10,000	1,000
Class R4	$10,000	1,000
Class R5	$10,000	1,000
Class R6	$10,000	1,000
Class Y	$10,000	1,000

Note 7: Market, credit and other risks

In the normal course of business, the underlying Putnam funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The underlying Putnam funds may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. The underlying Putnam funds may invest in foreign securities that involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The financial statements of the underlying Putnam funds contain additional information about the expenses and investments of the underlying Putnam funds and are available upon request.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

156 RetirementReady® Funds	RetirementReady® Funds 157

Note 8: Acquisition of Putnam RetirementReady 2020 Fund

On November 23, 2020, Putnam RetirementReady Maturity Fund issued 1,186,266, 23,382, 102,154, 17,899, 444,275 and 11,627,637 class A, class B, class C, class R, class R6 and class Y shares, respectively, for 1,088,443, 22,196, 97,672, 17,280, 367,551 and 9,644,502 class A, class B, class C, class R, class R6 and class Y shares of Putnam RetirementReady 2020 Fund to acquire that fund’s net assets in a tax-free exchange. The purpose of the transaction, which was contemplated by the funds’ prospectus, was to combined two Putnam funds with substantially identical investments objectives and investment strategies into a single Putnam fund with a larger asset base and therefore potentially lower expenses for fund shareholders. The investment portfolio of Putnam RetirementReady 2020 Fund, with a fair value of $229,857,719 and an identified cost of $229,715,147 at November 20, 2020, was the principal asset acquired by Putnam RetirementReady Maturity Fund. The net assets of Putnam RetirementReady Maturity Fund and Putnam RetirementReady 2020 Fund on November 20, 2020, were $111,031,807 and $229,707,888, respectively. On November 20, 2020, Putnam RetirementReady 2020 Fund had distributions in excess of net investment income of $4,958,920, accumulated net realized loss of $10,203,962 and unrealized appreciation of $823,893. The aggregate net assets of the fund immediately following the acquisition were $340,739,695.

Information presented in the Statement of operations and changes in net assets reflect only the operations of Putnam RetirementReady Maturity Fund.

Assuming the acquisition had been completed on August 1, 2020, Putnam RetirementReady Maturity Fund’s pro forma results of operations for the reporting period are as follows:

Net investment Income	$3,331,521
Net gain on investments	$6,248,929
Net Increase in net assets resulting from operations	$9,580,451

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Putnam RetirementReady 2020 Fund that have been included in Putnam RetirementReady Maturity Fund’s Statement of operations for the current fiscal period.

158 RetirementReady® Funds

Shareholder meeting results (Unaudited)

November 5, 2020 annual meeting

A proposal to approve a new management contract for the following funds was approved as follows:

	For	Against/Withhold	Abstain
2060 Fund	132,029	567	3,518
2055 Fund	1,041,316	15,783	68,020
2050 Fund	1,536,965	221,683	122,269
2045 Fund	1,718,632	108,748	255,781
2040 Fund	3,413,154	147,291	339,234
2035 Fund	3,138,463	221,436	156,331
2030 Fund	5,072,427	293,037	370,010
2025 Fund	3,222,778	340,605	601,570
Maturity Fund	3,068,645	241,996	358,290

A proposal to approve a change in the fundamental investment restriction for the following funds was approved as follows:

	For	Against/Withhold	Abstain
2035 Fund	3,101,414	226,002	188,814
2030 Fund	4,832,211	327,047	576,216
2025 Fund	3,358,532	402,695	403,726

RetirementReady® Funds 159

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the following funds hereby designate the following monies as a capital gain dividend with respect to the taxable year ended July 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Amount
2060 Fund	$516,584
2055 Fund	2,690,887
2050 Fund	4,406,544
2045 Fund	4,659,972
2040 Fund	6,202,441
2035 Fund	6,920,641
2030 Fund	7,719,484
2025 Fund	7,909,584
Maturity Fund	2,411,474

Each fund designated the following percentages of ordinary income distributions as qualifying for the dividends received deduction for corporations.

Qualifying %
2065 Fund	—
2060 Fund	33.61%
2055 Fund	100.00
2050 Fund	100.00
2045 Fund	100.00
2040 Fund	93.74
2035 Fund	64.72
2030 Fund	37.47
2025 Fund	20.21
Maturity Fund	6.88

160 RetirementReady® Funds

For the reporting period, each fund hereby designates the following percentages, or the maximum amount allowable, of its taxable ordinary income distributions as qualified dividends taxed at the individual net capital gain rates.

Qualifying %
2065 Fund	—
2060 Fund	33.61%
2055 Fund	100.00
2050 Fund	100.00
2045 Fund	100.00
2040 Fund	97.06
2035 Fund	75.44
2030 Fund	50.00
2025 Fund	28.10
Maturity Fund	10.70

The Form 1099 that will be mailed to you in January 2022 will show the tax status of all distributions paid to your account in calendar 2021.

RetirementReady® Funds 161

About the Trustees

INDEPENDENT TRUSTEES

Liaquat Ahamed

Born 1952, Trustee since 2012

Principal occupations during past five years: Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*

Other directorships: Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.

Ravi Akhoury

Born 1947, Trustee since 2009

Principal occupations during past five years: Private investor

Other directorships: Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.

Barbara M. Baumann

Born 1955, Trustee since 2010

Principal occupations during past five years: President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.

Other directorships: Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of Ascent Resources, LLC, a private independent exploration and production company; Director of Texas American Resources Company II, a private, independent oil and gas exploration and production company; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.

Katinka Domotorffy

Born 1975, Trustee since 2012

Principal occupations during past five years: Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.

Other directorships: Director of the Great Lakes Science Center and of College Now Greater Cleveland.

Catharine Bond Hill

Born 1954, Trustee since 2017

Principal occupations during past five years: Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.

Other directorships: Director of Yale-NUS College and Trustee of Yale University.

Paul L. Joskow

Born 1947, Trustee since 1997

Principal occupations during past five years: The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.

Other directorships: Vice Chair of the Board of Directors of the Whitehead Institute for Biomedical Research, a non-profit biomedical research institute; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.

Kenneth R. Leibler

Born 1949, Trustee since 2006
Vice Chair from 2016 to 2018,
and Chair since 2018

Principal occupations during past five years: Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.

Other directorships: Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic market place for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.

162 RetirementReady® Funds

George Putnam, III
Born 1951, Trustee since 1984

Principal occupations during past five years: Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.

Other directorships: Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

Manoj P. Singh
Born 1952, Trustee since 2017

Principal occupations during past five years: Until 2015, Chief Operating Officer and Global Managing Director at Deloitte Touche Tohmatsu, Ltd., a global professional services organization, serving on the Deloitte U.S. Board of Directors and the boards of Deloitte member firms in China, Mexico, and Southeast Asia.

Other directorships: Director of Abt Associates, a global research firm working in the fields of health, social and environmental policy, and international development; Trustee of Carnegie Mellon University; Director of Pratham USA, an organization dedicated to children's education in India; member of the advisory board of Altimetrik, a business transformation and technology solutions firm; and Director of DXC Technology, a global IT services and consulting company.

Mona K. Sutphen
Born 1967, Trustee since 2020

Principal occupations during past five years: Senior Advisor at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Macro Advisory Partners, a global consulting firm.

Other directorships: Director of Unitek Learning, a private nursing and medical services education provider in the United States; Director of Pattern Energy Group LP, a private renewable energy company; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and member of the Advisory Board for the Center on Global Energy Policy at Columbia University's School of International and Public Affairs.

INTERESTED TRUSTEE

Robert L. Reynolds*
Trustee since 2008 and President and Chief Executive Officer of Putnam Investments since 2008

Principal occupations during past five years: President and Chief Executive Officer of Putnam Investments; President and Chief Executive Officer of Great-West Financial, a financial services company that provides retirement savings plans, life insurance, and annuity and executive benefits products; President and Chief Executive Officer of Great-West Lifeco U.S. Inc., a holding company that owns Putnam Investments and Great-West Financial; and member of Putnam Investments' and Great-West Financial's Board of Directors.

Other directorships: Director of West Virginia University Foundation; director of the Concord Museum; director of Dana-Farber Cancer Institute; Chairman of Massachusetts Competitive Partnership; director of Boston Chamber of Commerce; member of the Chief Executives Club of Boston; member of the National Innovation Initiative; member of the Massachusetts General Hospital President's Council; member of the Council on Competitiveness; and previously the President of the Commercial Club of Boston.

* Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of July 31, 2021, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds.

Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

RetirementReady® Funds 163

Officers

In addition to Robert L. Reynolds, the other officers of each fund are shown below:

James F. Clark (Born 1974)	Susan G. Malloy (Born 1957)
Vice President and Chief Compliance Officer	Vice President and Assistant Treasurer
Since 2016	Since 2007
Chief Compliance Officer and Chief Risk Officer,	Head of Accounting and Middle Office Services,
Putnam Investments and Chief Compliance Officer,	Putnam Investments and Putnam Management
Putnam Management
Denere P. Poulack (Born 1968)
Nancy E. Florek (Born 1957)	Assistant Vice President, Assistant Clerk,
Vice President, Director of Proxy Voting and Corporate	and Assistant Treasurer
Governance, Assistant Clerk, and Assistant Treasurer	Since 2004
Since 2000
Janet C. Smith (Born 1965)
Michael J. Higgins (Born 1976)	Vice President, Principal Financial Officer, Principal
Vice President, Treasurer, and Clerk	Accounting Officer, and Assistant Treasurer
Since 2010	Since 2007
Head of Fund Administration Services,
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management
Executive Vice President, Principal Executive Officer,
and Compliance Liaison	Stephen J. Tate (Born 1974)
Since 2004	Vice President and Chief Legal Officer
Since 2021
Richard T. Kircher (Born 1962)	General Counsel, Putnam Investments,
Vice President and BSA Compliance Officer	Putnam Management, and Putnam Retail Management
Since 2019
Assistant Director, Operational Compliance, Putnam	Mark C. Trenchard (Born 1962)
Investments and Putnam Retail Management	Vice President
Since 2002
Director of Operational Compliance, Putnam
Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

164 RetirementReady® Funds

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Liaquat Ahamed	Principal Executive Officer,
100 Federal Street	Ravi Akhoury	and Compliance Liaison
Boston, MA 02110	Barbara M. Baumann
	Katinka Domotorffy	Richard T. Kircher
Investment Sub-Advisor	Catharine Bond Hill	Vice President and BSA
Putnam Investments Limited	Paul L. Joskow	Compliance Officer
16 St James’s Street	George Putnam, III
London, England SW1A 1ER	Robert L. Reynolds	Susan G. Malloy
	Manoj P. Singh	Vice President and
Marketing Services	Mona K. Sutphen	Assistant Treasurer
Putnam Retail Management
100 Federal Street	Officers	Denere P. Poulack
Boston, MA 02110	Robert L. Reynolds	Assistant Vice President,
	President	Assistant Clerk, and
Custodian		Assistant Treasurer
State Street Bank	James F. Clark
and Trust Company	Vice President, Chief Compliance	Janet C. Smith
	Officer, and Chief Risk Officer	Vice President,
Legal Counsel		Principal Financial Officer,
Ropes & Gray LLP	Nancy E. Florek	Principal Accounting Officer,
	Vice President, Director of	and Assistant Treasurer
Independent Registered	Proxy Voting and Corporate
Public Accounting Firm	Governance, Assistant Clerk,	Stephen J. Tate
PricewaterhouseCoopers LLP	and Assistant Treasurer	Vice President and
Chief Legal Officer
Michael J. Higgins
	Vice President, Treasurer,	Mark C. Trenchard
	and Clerk	Vice President

This report is for the information of shareholders of Putnam RetirementReady® Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. Each fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

(a) The fund's principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In April 2021, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employees may invest in the Putnam Exchange Traded Funds (ETFs) with preclearing requirements for certain individuals (ii) All employees must hold Putnam ETFs in an approved Putnam broker (iii) All access persons must report Putnam ETF trades or holdings in the quarterly transaction report or annual holdings report.

Item 3. Audit Committee Financial Expert:

The Funds' Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds' amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund's independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

July 31, 2021	$169,518	$ —	$58,728	$ —
July 31, 2020	$164,766	$35,000*	$54,524	$ —

*	Fees billed to the fund for services relating to a fund merger

For the fiscal years ended July 31, 2021 and July 31, 2020, the fund's independent auditor billed aggregate non-audit fees in the amounts of $368,028 and $435,366 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund's last two fiscal years for services traditionally performed by the fund's auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund's last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds' independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds' independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund's independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

July 31, 2021	$ —	$309,300	$ —	$ —
July 31, 2020	$ —	$345,842	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not Applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Target Date Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: September 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: September 28, 2021

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: September 28, 2021